As filed with the SEC on April 29, 2016

Registration No. 333-123884

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 15	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 86	☒

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Exact name of registrant)

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Name of depositor)

100 Salem Street

Smithfield, Rhode Island 02917

(Address of depositor’s principal executive offices)

Depositor’s telephone number:  (800) 544-8888

WILLIAM J. JOHNSON, JR.

President

Fidelity Investments Life Insurance Company

100 Salem Street

Smithfield, Rhode Island  02917

(Name and address of agent for service)

Copy to:

MICHAEL BERENSON

MORGAN, LEWIS & BOCKIUS LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

Individual Variable Annuity Contracts — Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite number of securities.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of rule 485

☒	on April 30, 2016, pursuant to paragraph (b) (1) (iii) of rule 485

☐	60 days after filing pursuant to paragraph (a) (1) of rule 485
☐	on , pursuant to paragraph (a) (1) of rule 485
☐	75 days after filing pursuant to paragraph (a) (2) of rule 485
☐	on , pursuant to paragraph (a) (2) of rule 485
Page of Exhibit Index Appears on Page

Prospectus

Fidelity Personal Retirement Annuity®

Introduction

This prospectus describes a variable annuity contract (the "Contract") offered by Fidelity Investments Life Insurance Company ("FILI", "we", or "us"). We are a life insurance company that is one of the group of financial service companies known as Fidelity Investments. The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes.

The Contract may be owned by one or two individuals. A Contract may also be owned under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act. See Contracts Owned Under UGMA/UTMA Arrangements. It may also be owned by a trust that exists for the benefit of one or two individual(s) or is established as a charitable remainder trust under the Internal Revenue Service Code and regulations. Special provisions apply to Contracts owned by Trusts. See Contracts Owned by Trusts. Except for the discussion in those sections, the remainder of this prospectus assumes that the Contract is owned by one or two individuals.

You, the Owner or Owners, may purchase a Contract on a non-qualified basis. The Contracts are not offered in connection with IRAs or qualified plans of any kind.

You may choose to take money from a Contract by making withdrawals. You may also choose for us to make monthly annuity income payments to you or to one or two other individuals you name. Each person you designate to receive annuity income payments is called an Annuitant. Annuity income payments are fixed in amount and are guaranteed to last for the life or lives of the Annuitant(s) or for 120 monthly payments, whichever is longer.

Investment Options

You may direct your money to one or more of the 57 variable subaccounts (the "Investment Options") of Fidelity Investments Variable Annuity Account I (the "Variable Account"). The value of the money you invest in any Investment Option will vary with the investment performance of the single mutual fund portfolio (the "Fund") in which the Investment Option invests. We may add additional Investment Options in the future.

Some of the Funds are managed by Fidelity Management & Research Company ("FMR"): Fidelity VIP Asset Manager, Fidelity VIP Asset Manager: Growth, Fidelity VIP Balanced, Fidelity VIP Consumer Discretionary, Fidelity VIP Consumer Staples, Fidelity VIP Contrafund®, Fidelity VIP Disciplined Small Cap (sub-advised by Geode Capital Management, LLC ("Geode")), Fidelity VIP Dynamic Capital Appreciation, Fidelity VIP Emerging Markets, Fidelity VIP Energy, Fidelity VIP Equity Income, Fidelity VIP Financial Services, Fidelity VIP Floating Rate High Income, Fidelity VIP Government Money Market, Fidelity VIP Growth, Fidelity VIP Growth & Income, Fidelity VIP Growth Opportunities, Fidelity VIP Health Care, Fidelity VIP High Income, Fidelity VIP Index 500 (sub-advised by Geode), Fidelity VIP Industrials, Fidelity VIP International Capital Appreciation, Fidelity VIP Investment Grade Bond, Fidelity VIP Materials, Fidelity VIP Mid Cap, Fidelity VIP Overseas, Fidelity VIP Real Estate, Fidelity VIP Strategic Income, Fidelity VIP Technology, Fidelity VIP Telecommunications, Fidelity VIP Utilities, Fidelity VIP Value, and Fidelity VIP Value Strategies.

Others are managed by FMR Co., Inc., an affiliate of FMR: Fidelity VIP FundsManager® 20%, Fidelity VIP FundsManager® 50%, Fidelity VIP FundsManager® 60%, Fidelity VIP FundsManager® 70%, Fidelity VIP FundsManager® 85%, Fidelity VIP Investor Freedom® 2005, Fidelity VIP Investor Freedom® 2010, Fidelity VIP Investor Freedom® 2015, Fidelity VIP Investor Freedom® 2020, Fidelity VIP Investor Freedom® 2025, Fidelity VIP Investor Freedom® 2030, and Fidelity VIP Investor Freedom Income®.

Other funds are managed by:

BlackRock Advisors, LLC ("BlackRock"): BlackRock Global Allocation V.I. Fund

Franklin Advisers, Inc. ("Franklin Templeton"): Franklin U.S. Government Securities VIP Fund and Templeton Global Bond VIP Fund

Invesco Advisers, Inc. ("Invesco"): Invesco V.I. Global Core Equity Fund

Lazard Asset Management LLC ("Lazard"): Lazard Retirement Emerging Markets Equity Portfolio

Morgan Stanley Investment Management Inc. ("Morgan Stanley"): Morgan Stanley Emerging Markets Debt Portfolio, Morgan Stanley Emerging Markets Equity Portfolio, and Morgan Stanley Global Strategist Portfolio

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Pacific Investment Management Company LLC ("PIMCO"): PIMCO VIT Low Duration Portfolio, PIMCO VIT Real Return Portfolio, PIMCO VIT Total Return Portfolio and PIMCO VIT CommodityRealReturn® Strategy Portfolio

Legal Information

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2016. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling us at 1-800-544-2442 or by accessing the SEC Internet website (at http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page 77.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It does not constitute an offering unless accompanied by either the current prospectus for the Government Money Market Investment Option or the current prospectuses for all the Investment Options.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL FIDELITY

Nationally  1-800-544-2442

Date: April 30, 2016

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Prospectus Contents

Glossary	iv
Summary of the Contract	1
Facts About Fidelity Investments Life, the Variable Account, and the Funds
Fidelity Investments Life	4
The Variable Account	4
Financial Statements	4
The Funds	4
Facts About the Contract
Purchase of a Contract	8
Free Look Privilege	10
Investment Allocation of Your Purchase Payment	10
Making Exchanges Among Investment Options	11
Accumulation Units	13
Withdrawals	14
Systematic Withdrawal Program	14
Postponement of Payment	14
Signature Guarantee or Customer Authentication	15
Charges	15
Certain Funds Impose a Short-Term Redemption Fee	16
Automatic Transfer to the Government Money Market Investment Option Upon Due Proof of Death	16
Required Distributions on Death of Owner	16
Annuity Date	17
Annuity Income	17
Contracts Owned by Trusts	18
Contracts Owned Under UGMA/UTMA Arrangements	18
Abandoned Property	18
Reports to Owners	19
Tax Considerations	19
Other Contract Provisions
Selling the Contracts	24
Automatic Annuity Builder	25
Dollar Cost Averaging	25
Automatic Rebalancing	25
Special Provisions for Sales Under Sponsored Arrangements	25
More About the Investment Options and the Funds
Changes in Investment Options	26
Total Return for an Investment Option	26
Voting Rights	26
Resolving Material Conflicts	27
Litigation	27
Appendix A: Table of Accumulation Values	28
Appendix B: Table of Accumulation Values	47
Appendix C: Table of Accumulation Values	62
Table of Contents of the Statement of Additional Information	77

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Glossary

Accumulation Unit - A unit of interest in an Investment Option.

Accumulation Unit Value - The value of a particular Accumulation Unit at a particular time.

Annuitant or Annuitants - The person(s) designated by the Owner(s) to receive monthly annuity income payments.

Annuity Date - A date selected by the Owner(s) for annuity income payments to begin. This date can be as late as the first day of the calendar month following the oldest Owner's 95th birthday. Once annuity income payments begin, Owners have no rights in the Contract.

Beneficiary or Beneficiaries - The person or persons who receive money from the Contract if all the Owners die before the Annuity Date.

Code - The Internal Revenue Code of 1986, as amended.

Contract - The annuity contract described in this prospectus.

Contract Anniversary - The same month and day as the Contract Date in each later year.

Contract Charges - The Total Separate Account Annual Fees which consist of the Mortality and Expense Risk Charge and the Administrative Charge.

Contract Date - The date your Contract becomes effective. We show this date in your Contract.

Contract Value - The total amount attributable to a Contract at any time before annuity income payments begin.

Contract Year - A year that starts on the Contract Date or a Contract Anniversary and ends at the close of business on the day before the next Contract Anniversary.

Exchanges - Transfers of values among the Investment Options.

Funds - The mutual fund portfolios in which the Investment Options invest.

Investment Options - The Subaccounts of the Variable Account to which you may allocate Contract Value. Each Subaccount invests exclusively in the shares of one Fund.

Non-qualified - Funds other than funds from an IRA or a qualified plan such as a 401(a), or a 401(k) plan, 403(b) plan, or a governmental 457(b) plan.

Owner(s) - also "You" or "you" - The one or two persons who have the ownership rights and privileges under the Contract before the Annuity Date. In general, two people may purchase a Contract only if they are spouses.

Purchase Payment(s) - The amount(s) you invest in a Contract before any deduction for premium taxes. This term includes the Initial Purchase Payment in return for which we issue your Contract and any additional Purchase Payments you make later.

Subaccounts - The divisions of the Variable Account, each of which invests exclusively in the shares of one Fund.

Total Return - A measure of the investment performance for an Investment Option from one Valuation Period to the next.

Valuation Period - The period of time between one determination of the value of Accumulation Units to the next determination. We make determinations as of the close of business of the New York Stock Exchange (normally 4 p.m. Eastern Time) each day that the Exchange is open for trading.

Variable Account - Fidelity Investments Variable Annuity Account I.

You or you - The one or two persons who own a Contract. Once the Contract is issued, the Owner(s) may not be changed, except that if a Contract has one Owner at the time of issue, that Owner may add a second Owner.

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Summary of the Contract

Purpose

This variable annuity Contract allows you, the Owner(s), to accumulate money on a tax-deferred basis before the Annuity Date. For Contracts owned by individuals, all Owners must be age 80 or younger upon purchase, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code all Owners must be age 85 or younger. For Contracts owned by a trust, the Annuitant(s) must be age 80 or younger upon purchase, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code the Annuitant(s) must be age 85 or younger. We designed the Contract to provide income for retirement or to meet other long-term goals.

You may invest in one or more of the 57 Investment Options available under the Contract. Each Investment Option invests exclusively in shares of one Fund. Values invested in the Investment Options may increase, decrease or stay the same. You bear the investment risk.

A Contract may be purchased with money from any source, but you should generally not purchase a Contract with money from a qualified plan or other tax-deferred account (except for a deferred annuity contract).

The Contract provides for fixed annuity income payments to the Annuitant(s) each month beginning on the Annuity Date. You select the Annuity Date and the Annuitant(s). You can change the Annuitant(s) before annuity income payments begin.

Before the Annuity Date, you may exchange all of your Contract Value to any immediate annuity contract we then offer.

Minimum Initial and Additional Purchase Payment Amounts

To purchase a Contract, you must generally make an Initial Purchase Payment of at least $10,000. A smaller Initial Purchase Payment is available under some sponsored arrangements. Also, if you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, you may purchase the Contract with a combination of (1) a check or other form of immediate payment of at least $250 and (2) assignment of your existing annuity contract or life insurance policy. The total value of the immediate payment and the existing annuity contract or life insurance policy must be at least $10,000.

You will be eligible for lower Contract Charges if (1) you purchase a Contract on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges. (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.) Please note that if you are funding your Contract with Purchase Payments from different sources (e.g. other annuity contracts or investments), your Contract will be issued with the lower Contract Charges only if the amount of the Initial Purchase Payment that is applied to your Contract on the Contract Date is $1,000,000 or more. See Application and Initial Purchase Payment and Additional Purchase Payments.

We may limit the amount of any Purchase Payment or reject any Purchase Payment. We reserve the right to reject Purchase Payments made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

Withdrawals

You may withdraw part or all of your Contract Value at any time before the Annuity Date. If you withdraw all of your Contract Value the Contract will end.

You may not make a partial withdrawal from a Contract that would reduce your Contract Value to less than $5,000. The Contract Value is before any deductions for any charges we may impose, any Fund short-term redemption fees, and any taxes withheld, so the amount you receive may be less than the amount you withdraw.

Certain withdrawals may be subject to a federal penalty tax as well as federal income tax. See Tax Considerations.

Termination

To help protect us against administrative expense risks, we include a provision in the Contracts that allows us to cancel smaller, inactive Contracts before the Annuity Date. If we cancel your Contract under this provision, we will pay you your Contract Value in a lump sum. We have the right to cancel your Contract if your Contract Value falls below $2,000 for any reason. We will give you 30 days' notice before canceling your Contract, during which you may make an additional Purchase Payment to bring your Contract Value to $2,000 or more. If you do not make such an additional Purchase Payment and your Contract Value remains below $2,000 at the end of the period, we will cancel your Contract and send your Contract Value to you in a lump sum. The $2,000 figure may be reduced for sponsored arrangements, and will always be lower than the minimum initial Purchase Payment under such an arrangement.

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Annuity Income

For a Contract issued to one Owner, we pay monthly fixed annuity income to the Annuitant(s) beginning on the Annuity Date if the Owner is still alive on the Annuity Date. For a Contract issued to two Owners, we pay monthly fixed annuity income if either (1) both the Owners are alive on the Annuity Date or (2) one Owner is still alive on the Annuity Date and the surviving Owner was the deceased Owner's spouse at the time of death and elected to continue the contract as his or her own. However, Owners have no rights once annuity income payments begin.

Income payments continue until all the Annuitants are no longer living, or for 120 monthly payments, whichever is longer. If there are two Annuitants when annuity income payments begin, payments will be made jointly to both Annuitants. If one Annuitant dies before the other, the remaining payments will be made solely to the surviving Annuitant. If there is one Annuitant receiving annuity income and that Annuitant dies before 120 monthly payments are made, the remaining payments will be made to that Annuitant's estate.

Death Of Owner(s)

If all the Owners die before the Annuity Date, then at the close of the Valuation Period in which we receive due proof of death of the last surviving Owner, we will transfer any portion of the Contract Value that is in the other Investment Options to the Government Money Market Investment Option. See Automatic Transfer to Government Money Market Investment Option Upon Due Proof Of Death.

Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation. See Required Distributions On Death of Owner.

Required Distributions on Death of Owner

If any Owner dies before the Annuity Date, the Contract must be distributed according to the requirements of the Code in order for the Contract to qualify as an annuity for tax purposes. If the Contract is owned by a trust, then the death of an Annuitant will be treated as a death of an Owner.

Accordingly, we will not make annuity income payments to the Annuitants even if the Contract Value has not been distributed by the Annuity Date unless (1) the Contract was owned jointly by spouses, and (2) the surviving spouse elected to continue the Contract as his or her own.

Surviving Owner

If a Contract has two Owners and one Owner dies, the surviving Owner, not the Beneficiary(ies), has the right to the Contract Value. If all the Owners die before the Annuity Date, then the Beneficiary(ies) have the right to the Contract Value.

A surviving spouse who is the surviving Owner will be able to continue the Contract as his or her own and will be treated as having been the sole Owner from the Contract Date, except that he or she will not be able to add a second Owner. Such a surviving spouse will be able to change the Annuity Date to a date as late as the first day of the calendar month following his or her 95th birthday. (Please note federal tax law does not allow a civil union partner to continue the Contract as his or her own.) Otherwise the Contract Value must be distributed in accordance with the applicable provisions of the Code. See Required Distributions on Death of Owner.

Charges

You will incur the charges shown in the Fee Table in connection with the contract.

Free Look Period

The law of the state in which your Contract is issued or delivered provides you with the right to cancel the purchase of your Contract for a limited period of time. The period varies by state, but is never less than ten days from the day you receive your Contract. We assume it will take five days from the day we mail the Contract until you receive it.

In some states the length of the Free Look Period may be different depending on the source of funds, the age of the purchaser, or for some other reason. Together with your Contract, we will send you a letter containing the date on which your Free Look Period ends.

If you cancel your Contract during the Free Look Period we generally return your Contract Value. If you live in a state that requires the return of your Purchase Payment we will return the greater of your Contract Value and your Purchase Payments less any withdrawals. In order to meet this return of Purchase Payment requirement, we reserve the right to invest your Purchase Payments in the Government Money Market Investment Option during all or part of the Free Look Period. If your Purchase Payments are invested in the

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Government Money Market Investment Option during all or part of the Free Look Period, we will transfer the Contract Value to the other Investment Options in accordance with your most recent allocation instructions no later than the first business day after the end of the Free Look Period. If we do not exercise this right then your Purchase Payment will be allocated to your selected Investment Options beginning on the Contract Date.

To cancel the purchase of your Contract, return the Contract to our Annuity Service Center before the end of the Free Look Period, together with a written cancellation request. You may not do this by telephone, fax or through the Internet. Depending on applicable state and federal law, we will promptly pay you either your Contract Value plus any deductions made for premium taxes, or the greater of your Contract Value and your Purchase Payments less any withdrawals.

Important

The summary above provides only an overview of the more significant aspects of a Contract. You can find more detailed information in the rest of this Prospectus and in your Contract. Your Contract is the entire agreement between us and you, and you should retain your Contract.

FEE TABLE

The following tables describe the fees and expenses that you will pay while you own your Contract. The first table describes the fees and expenses you will pay at the time you buy the contract or transfer cash value between Investment Options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses	Current Charge	Maximum Charge
Exchange Fee	None	$15.00	A

A  Although we do not currently intend to charge for Exchanges, we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year. The charge will be not more than $15 for each additional day on which you make an Exchange.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Separate Account Annual Expenses (as a percentage of average account value)	Maximum Charge
Mortality and Expense Risk Charge	0.20	%B
Administrative Charge	0.05%
Total Separate Account Annual Fees	0.25	%B

B  You will be assessed an M&E Charge of 0.05% and Total Separate Account Annual Fees of 0.10% (hereafter referred to as "lower Contract Charges") if (1) you purchase a Contract on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges. (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.)

The next table describes the fees and expenses associated with the Funds that you will pay periodically during the time that you own a Contract. The table shows the minimum and maximum fees and expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in its prospectus.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	1.47%

Some Funds impose a 1% short-term redemption fee on interests held in the corresponding Investment Option for less than 60 days. The fee applies both to amounts withdrawn from the Contract and to amounts transferred to another Investment Option. The Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio. Any short-term redemption fees are retained by the Funds and are part of the Funds' assets.

For more details about the fee, please see "Certain Funds Impose a Short-Term Redemption Fee". The annual operating expenses provided are based on estimated expenses.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.

The example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the 0.25% total separate account annual fees and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown immediately below, regardless of whether you annuitize, make a full withdrawal, or continue your contract at the end of each of the time periods shown:

1 year	3 years	5 years	10 years
$175	$542	$933	$2,030

Facts About Fidelity Investments Life, the Variable Account, and the Funds

FIDELITY INVESTMENTS LIFE

Fidelity Investments Life is a stock life insurance company organized in 1981 and existing under the laws of the State of Utah. FILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. FILI is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity Investments companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. FILI's financial statements appear in the Statement of Additional Information. Our principal executive offices are located at 100 Salem Street, Smithfield, Rhode Island 02917. The address for our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0050.

THE VARIABLE ACCOUNT

Fidelity Investments Variable Annuity Account I is a separate investment account of FILI established on July 22, 1987. It is used to support the variable annuity contract described herein and other forms of variable annuity contracts issued by FILI, and for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

FINANCIAL STATEMENTS

Financial statements for FILI appear in the Statement of Additional Information ("SAI").

THE FUNDS

There are currently 57 Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund. Each Fidelity Investment Option, except for VIP Index 500 Portfolio, invests in Investor Class shares of each Fund. VIP Index 500 invests in Initial class shares of VIP Index 500 fund.

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The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Advisor; however, the performance of such funds may differ significantly.

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
FIDELITY
Fidelity VIP Asset Manager Portfolio	Seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity Management & Research Company
Fidelity VIP Asset Manager: Growth Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company
Fidelity VIP Balanced Portfolio	Seeks income and capital growth consistent with reasonable risk	Fidelity Management & Research Company
Fidelity VIP Consumer Discretionary Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Consumer Staples Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Contrafund® Portfolio	Seeks long-term capital appreciation	Fidelity Management & Research Company
Fidelity VIP Disciplined Small Cap Portfolio	Seeks capital appreciation	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Dynamic Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Emerging Markets Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Energy Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Equity Income Portfolio

Seeks reasonable income while also considering the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index

Fidelity Management & Research Company
Fidelity VIP Financial Services Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Floating Rate High Income Portfolio	Seeks a high level of current income	Fidelity Management & Research Company
Fidelity VIP FundsManager® 20% Portfolio*	Seeks high current income and, as a secondary objective, capital appreciation	FMR Co., Inc.
Fidelity VIP FundsManager® 50% Portfolio*	Seeks high total return	FMR Co., Inc.
Fidelity VIP FundsManager® 60% Portfolio*	Seeks high total return	FMR Co., Inc.
Fidelity VIP FundsManager® 70% Portfolio*	Seeks high total return	FMR Co., Inc.
Fidelity VIP FundsManager® 85% Portfolio*	Seeks high total return	FMR Co., Inc.
Fidelity VIP Government Money Market Portfolio**	Seeks as high a level of current income as is consistent with the preservation of capital and liquidity	Fidelity Management & Research Company

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Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
Fidelity VIP Growth Portfolio	Seeks to achieve capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Opportunities Portfolio	Seeks to provide capital growth	Fidelity Management & Research Company
Fidelity VIP Health Care Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company
Fidelity VIP Index 500 Portfolio	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity Management & Research Company/ Geode Capital Management, LLC
Fidelity VIP Industrials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP International Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Investment Grade Bond Portfolio	Seeks as high a level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
Fidelity VIP Investor Freedom® 2005 Portfolio*	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP Investor Freedom® 2010 Portfolio*	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP Investor Freedom® 2015 Portfolio*	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP Investor Freedom® 2020 Portfolio*	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP Investor Freedom® 2025 Portfolio*	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP Investor Freedom® 2030 Portfolio*	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP Investor Freedom Income® Portfolio*	Seeks high total return with a secondary objective of principal preservation	FMR Co., Inc.
Fidelity VIP Materials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Mid Cap Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Overseas Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Real Estate Portfolio	Seeks above average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity Management & Research Company

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Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
Fidelity VIP Strategic Income Portfolio	Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company
Fidelity VIP Technology Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Telecommunications Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Utilities Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
BLACKROCK
BlackRock Global Allocation V.I. Fund	Seeks high total investment return	BlackRock Advisors, LLC
FRANKLIN TEMPLETON
Franklin U.S. Government Securities VIP Fund	Seeks income.	Franklin Advisers, Inc.
Templeton Global Bond VIP Fund	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
INVESCO
Invesco V.I. Global Core Equity Fund	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers, Inc.
LAZARD
Lazard Retirement Emerging Markets Equity Portfolio	Seeks long-term capital appreciation	Lazard Asset Management LLC
MORGAN STANLEY
Morgan Stanley Emerging Markets Debt Portfolio	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Emerging Markets Equity Portfolio	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Global Strategist Portfolio	Seeks total return	Morgan Stanley Investment Management Inc.
PIMCO
PIMCO VIT CommodityRealReturn® Strategy Portfolio	Seeks maximum real return consistent with prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Low Duration Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC

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Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC

VIT refers to Variable Insurance Trust

*  Prior to October 22, 2015, the portfolio's investment advisor was Strategic Advisers®, Inc.

**  Prior to December 1, 2015, the portfolio was known as the Fidelity VIP Money Market.

Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 800-544-2442 or visiting Fidelity.com.

Facts About the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. You must complete an application to purchase any Contract.

You may purchase a Contract with money from any source, but you should generally not purchase a Contract with money from a plan qualified under section 401(a) of the Code, a 403(b) mutual fund account or a 403(b) tax sheltered annuity, a governmental 457(b) plan or an IRA.

To purchase a Contract, you must generally make an Initial Purchase Payment of at least $10,000. A smaller Initial Purchase Payment is available under some sponsored arrangements. Also, if you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, you may purchase the Contract with a combination of (1) a check or other form of immediate payment of at least $250 and (2) assignment of your existing annuity contract or life insurance policy. The total value of the immediate payment and the existing annuity contract or life insurance policy must be at least $10,000. For Contracts owned by individuals, all Owners must be age 80 or younger upon purchase, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code all Owners must be age 85 or younger. For Contracts owned by either a revocable grantor trust or a charitable remainder trust, the oldest Annuitant must be age 80 or younger upon purchase, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code the oldest Annuitant must be age 85 or younger.

You will be eligible for lower Contract Charges if (1) you purchase a Contract on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges. (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.) Please note that if you are funding your Contract with Purchase Payments from different sources (e.g. other annuity contracts or investments), your Contract will be issued with the lower Contract Charges only if the amount of the Initial Purchase Payment that is applied to your Contract on the Contract Date is $1,000,000 or more, and is received by us on or after September 7, 2010. See Charges.

To help the government fight the funding of terrorism and money-laundering activities, federal law requires Fidelity to verify your identity by obtaining your name, date of birth, legal address, and a government-issued identification number before opening your contract. In certain circumstances, Fidelity may obtain and verify this information with respect to any person(s) authorized to effect transactions in a contract. For certain entities, such as trusts, estates, corporations, partnerships, or other organizations, identifying documentation is also required. Your contract may not be issued if Fidelity cannot verify this information. Fidelity will not be responsible for any losses or damages (including but not limited to lost opportunities) resulting from any failure to provide this information.

•  Application and Initial Purchase Payment

Once we receive your completed application in a form acceptable to us, we will apply the Initial Purchase Payment to the purchase of a Contract within two business days after we receive the application and Initial Purchase Payment at our Annuity Service Center. The

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address of our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0050. The date that we credit your Initial Purchase Payment and your Contract becomes effective is called the Contract Date.

You will be eligible for lower Contract Charges if (1) your Initial Purchase Payment is $1,000,000 or more and is received by us on or after September 7, 2010, or (2) your Contract Value reaches $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges. (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.) Please note that if you are funding your Contract with Purchase Payments from different sources (e.g. other annuity contracts or investments), your Contract will be issued with the lower Contract Charges only if the amount of the Initial Purchase Payment that is applied to your Contract on the Contract Date is $1,000,000 or more and is received by us on or after September 7, 2010.

We reserve the right to terminate the lower Contract Charges for new applicants at any time. We also reserve the right to terminate the availability of the lower Contract Charges to existing Owners in the event we decide to cease offering the lower Contract Charges to new applicants. You should not purchase a Contract based on the expectation that we will still be offering new Contracts at the lower Contract Charges if your Contract Value reaches $1,000,000 or more at some time in the future.

If we receive an incomplete application, or one that is not in an acceptable form, we will request the information needed to complete the application. If your application remains incomplete or otherwise unacceptable for five business days, we will return your Initial Purchase Payment unless we obtain your specific permission to retain it pending completion or revision of your application.

•  Automatic Contract Charge Reduction

If your Contract Value equals or exceeds $1,000,000 on any Valuation Period on or after September 7, 2010 and if at that time we are offering the Contract to new applicants at the lower Contract Charges, your Contract will be automatically converted to the lower Contract Charges ("Automatic Contract Charge Reduction"). The Automatic Contract Charge Reduction applies to any Contract that was issued at higher Contract Charges and that had a Contract Value that was equal to or greater than $1,000,000 on or after September 7, 2010 subject to the following conditions:

•  The Contract at the lower Contract Charges must be available to new applicants at the time we implement the Automatic Contract Charge Reduction for all eligible contract owners; and

•  The Automatic Contract Charge Reduction is not retroactive. It only applies to Valuation Periods following the implementation date of the Automatic Contract Charge Reduction to your Contract.

•  We will convert the number of Accumulation Units that were credited to your Contract prior to the Automatic Contract Charge Reduction to a new number of Accumulation Units to reflect the lower Contract Charges that will apply to your Contract after the Automatic Charge Reduction. See Accumulation Units.

The Automatic Contract Charge Reduction will be applied to your Contract as long as we continue to offer the lower Contract Charges to new applicants on the later of (i) the Valuation Period ending on December 13, 2010 or (ii) the Valuation Period following the Valuation Period in which your Contract Value equaled or exceeded $1,000,000.

•  Additional Purchase Payments

You may add money to a Contract before the Annuity Date if all the Owners are still living. The smallest additional Purchase Payment we will accept is generally $250. If your Contract is issued to two Owners and one Owner dies before the Annuity Date, we will not accept additional Purchase Payments unless the surviving Owner was the spouse of the deceased Owner at the time of death and elected to continue the Contract as his or her own.

If on or after September 7, 2010 your Contract Value reaches $1,000,000 or more due to your additional Purchase Payment(s) or the earnings of your selected Investment Option(s) and we are offering the lower Contract Charges to new applicants at that time, your Contract will be converted to the lower Contract Charges as described in the Automatic Contract Charge Reduction paragraph above. See also Application and Initial Purchase Payment.

You may also make regular monthly additional Purchase Payments of at least $100 by authorizing your bank to make regular transfers to us from your checking or savings account, or by authorizing regular transfers from your Fidelity Investments brokerage account. See Automatic Annuity Builder. We may also offer Contracts with lower minimum payment requirements to individuals under certain sponsored arrangements that meet our eligibility requirements. See Special Provisions Applicable to Sales Under Sponsored Arrangements.

You may make a telephone, mail or Internet request to make an additional Purchase Payment by moving money from your Fidelity mutual fund or Fidelity brokerage "core" account, or other eligible Fidelity Investments accounts. You may also request to make an

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additional Purchase Payment by moving money from your bank account. Any Contracts and accounts between which money will be transferred must have at least one owner's name in common.

An additional Purchase Payment that you invest in any Investment Option(s) will be credited to your contract based on the next computed Accumulation Unit Value(s) for those Investment Option(s) after we receive your payment at our Annuity Service Center. See Accumulation Units.

We reserve the right to reject Purchase Payments made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

•  Purchase Payments Made With Returned Checks Or Unfunded Electronic Funds Transfers

If you make a Purchase Payment with a check that is returned to us unpaid due to insufficient funds or for any other reason, or if your Purchase Payment is made by an electronic funds transfer that is later reversed due to lack of funds in the bank account from which the transfer was made or for any other reason, we will (1) reverse the transaction; and (2) if the reversal results in a loss of more than $1,000 to us, redeem a sufficient number of Accumulation Units from the Investment Options at the current Accumulation Unit Values to provide us with an amount equal to the loss. Money will be taken proportionately from all of the Investment Options in which you are invested. If there is not sufficient value in the Investment Options we may take legal action against you to recover any remaining losses we have incurred.

Any redemption we make under this provision may result in a taxable event to you, just as for any other withdrawal.

FREE LOOK PRIVILEGE

The law of the state in which your Contract is issued or delivered provides you with the right to cancel the purchase of your Contract for a limited period of time. The period varies by state, but is never less than ten days from the day you receive your Contract. We assume it will take five days from the day we mail the Contract until you receive it.

In some states the length of the Free Look Period may be different depending on the source of funds, the age of the purchaser, or for some other reason. Together with your Contract, we will send you a letter containing the date on which your Free Look Period ends.

If you cancel your Contract during the Free Look Period, we generally return your Contract Value. If you live in a state that requires the return of your Purchase Payment we will return the greater of your Contract Value and your Purchase Payments less any withdrawals. In order to meet this return of Purchase Payment requirement, we reserve the right to invest your Purchase Payments in the Government Money Market Investment Option during all or part of the Free Look Period. If your Purchase Payments are invested in the Government Money Market Investment Option during all or part of the Free Look Period, we will transfer the Contract Value to the other Investment Options in accordance with your most recent allocation instructions no later than the first business day after the end of the Free Look Period. If we do not exercise this right then your Purchase Payment will be allocated to your selected Investment Options beginning on the Contract Date.

To cancel the purchase of your Contract, return the Contract to our Annuity Service Center before the end of the Free Look Period, together with a written cancellation request. You may not do this by telephone, fax or through the Internet. Depending on applicable state and federal law, we will promptly pay you either your Contract Value plus any deductions made for premium taxes, or the greater of your Contract Value and your Purchase Payments less any withdrawals.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

You choose how to allocate your Purchase Payments among the Investment Options and the percentage to be allocated to each.

For the Initial Purchase Payment, you choose the allocation on the application. In order to meet certain regulatory requirements we reserve the right to invest your Purchase Payments in the Government Money Market Investment Option during all or part of the Free Look Period. See Free Look Privilege above.

For any additional Purchase Payment, you may send written allocation instructions to us at our Annuity Service Center. You may also provide instructions through our website, www.fidelity.com, but only if they are in accordance with our then current rules. We do not accept instructions by fax. You may indicate whether your allocation instructions apply (1) only to the current additional Purchase Payment or (2) to the current additional Purchase Payment and all future additional Purchase Payments. If you do not indicate that your instructions apply to all future additional Purchase Payments then we will apply them only to the current additional Purchase Payment.

Instructions may be expressed in dollars or in percentages. All percentages must be in whole numbers, not decimals or fractions. If you give us instructions that in our judgment are unclear or incomplete, your Purchase Payment and any future Purchase Payments

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to which those instructions apply will be allocated to the Government Money Market Investment Option until we receive instructions that are clear and complete. Instructions may be unclear or incomplete if percentage allocations do not total 100% or for some other reason. In the case of incomplete or unclear instructions, we will not be responsible for changes in unit values or for lost market opportunities.

At the time any Purchase Payment is invested in an Investment Option, we credit a number of Accumulation Units to your Contract based on each Investment Option's current Accumulation Unit Value. See Accumulation Units.

You should verify the accuracy of your transaction confirmations and statements immediately after you receive them. If you find a discrepancy with regard to a particular transaction you should notify the Annuity Service Center promptly. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement with details of the transaction.

MAKING EXCHANGES AMONG INVESTMENT OPTIONS

•  In General

Before the Annuity Date, you may make transfers of money ("Exchanges") among the Investment Options by sending us instructions in writing, by calling us, or by using our Internet website. We do not accept instructions by fax or electronic mail. Firms or individuals making telephone exchange requests on behalf of multiple Contract owners may be required to provide additional information about those requests by other means, including via fax or a web site.

We do not currently impose any charges when you make an Exchange but we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year.

Excessive Exchanges can disrupt the ability of a Fund to achieve its investment objective and increase the Fund's expenses. We reserve the right to limit the number of days on which you can make Exchanges, but you will always be able to make Exchanges on at least five days each calendar year.

Your request to make an Exchange may be expressed in terms of dollars, such as a request to move $5,000 from one Investment Option to another. You may also request a percentage reallocation among Investment Options. Percentage requests must be made in whole numbers. You cannot move less than $250 from any Investment Option except that if you have less than $250 in an Investment Option you may move the entire amount.

•  Making Exchanges by Telephone or Internet

Currently you may make Exchanges by telephone and/or Internet on up to 18 days in each calendar year. You may make Exchanges on additional days only by a letter to our Annuity Service Center.

We reserve the right to revise or terminate your ability to make Exchanges by telephone or through the Internet. We also reserve the right to limit the amount of any telephone or Internet Exchange or to reject any telephone or Internet Exchange.

We will not be responsible for any losses resulting from unauthorized telephone or Internet Exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record telephone calls. You should verify the accuracy of your Exchanges by checking the confirmations and statements we send to you as soon as you receive them. Notify the Annuity Service Center immediately if you find any discrepancies. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement containing details of the transaction.

•  Effective Date of Exchanges Among Investment Options

Any redemption from an Investment Option that is part of an Exchange among Investment Options will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center, or receive it by telephone or through the Internet. Generally the purchase of Accumulation Units in other Investment Options with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from an Investment Option that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to an Investment Option that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Investment Option. The delay will last until the Investment Option from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount to be transferred from the illiquid Investment Option will be uninvested.

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•  Market Timing

Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Investment Options on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.

To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We also reserve the right to reject Exchange instructions we receive from anyone that any Owner has authorized to make multiple Exchanges. We will exercise these rights only if we believe that doing so will prevent harm to other Owners.

•  Short-Term Trading Risk

Frequent Exchanges among Investment Options by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund's performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's net asset value.

The Funds are also available in products issued by other insurance companies. There is a significant risk that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners. As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with FILI that will require FILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

As outlined below, FILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds' prospectuses for specific information about the Funds' short-term trading policies and risks.

•  Effective Date of Exchanges Among Variable Subaccounts

When you exchange among the variable Subaccounts, we will redeem shares of the appropriate Portfolios at their prices as of the end of the current Valuation Period. Generally, we will credit any Subaccount you transfer to at the same time.

However, we may wait to credit the amount to a new Subaccount until a Subaccount you exchange from becomes liquid. This will happen only if (1) the Subaccount you exchange to invests in a Portfolio that accrues dividends on a daily basis and requires Federal funds before accepting a purchase order, and (2) the Subaccount you exchange from is investing in an equity Portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell Portfolio securities in order to make funds available.

The Subaccount you exchange from will be liquid when it receives proceeds from sales of Portfolio securities, the purchase of new Contracts, or otherwise. During any period that we wait to credit a Subaccount for this reason, the amount you exchange will be uninvested. After seven days the exchange will be made even if the Investment Option you exchange from is not liquid.

•  FILI Policies Regarding Frequent Trading

FILI does not authorize market timing. FILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, FILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund, and potentially in all funds managed by FMR. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by FMR, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. FILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with FILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or make an Exchange out of that Investment Option.

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In addition, each Fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make FILI unable to execute Contract Owner purchase, withdrawal or exchange transactions involving that Fund on that trading day. FILI's policies and procedures are separate and independent from any policies and procedures of the Funds, and do not guarantee that the Funds will not reject orders placed by the Variable Account.

•  Frequent Trading Monitoring and Restriction Procedures

FILI has adopted policies and procedures related to Exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into an Investment Option followed by a withdrawal or Exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling 12 month period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by FILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

FILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions. FILI has approved the following exceptions to the frequent trading policy:

(1)  Transactions in the Government Money Market Investment Option;

(2)  Dollar Cost Averaging, Automatic Rebalancing, Automatic Annuity Builder, Systematic Withdrawal Program, and annuity payments will not count toward an Investment Option's roundtrip limits;

(3)  Transactions of $1,000 or less, within an investment option, will not count toward the roundtrip limits;

(4)  FILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that FILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.

ACCUMULATION UNITS

When a Purchase Payment is invested in an Investment Option we credit a number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used before the Annuity Date to calculate the value of your Contract in the Investment Option. The Accumulation Unit Value for an Investment Option is the value of one Accumulation Unit of that Investment Option at a particular time.

We determine the number of Accumulation Units to credit by dividing the dollar amount allocated to an Investment Option by the value of one Accumulation Unit for that Investment Option as of the end of the Valuation Period in which the Purchase Payment is received at our Annuity Service Center. The value of each Investment Option's Accumulation Units changes with the Total Return of the Investment Option each day that there is trading on the New York Stock Exchange. The Total Return reflects the investment performance of the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option. See Total Return for an Investment Option.

For administrative purposes, if your Contract qualifies for an Automatic Contract Charge Reduction, we will recalculate the number of Accumulation Units in your Contract on the later of (i) the Valuation Period ending on December 13, 2010 or (ii) the Valuation Period following the Valuation Period in which your Contract qualified for the Automatic Contract Charge Reduction. We do this because the Accumulation Units that were credited to your Contract prior to the Automatic Contract Charge Reduction were determined using the higher Contract Charges. When you qualify for an Automatic Contract Charge Reduction, we will convert the number of Accumulation

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Units that were credited to your Contract prior to the Automatic Contract Charge Reduction to a new number of Accumulation Units to reflect the lower Contract Charges that will apply to your Contract after the Automatic Charge Reduction.

WITHDRAWALS

Any time before the Annuity Date, you may make a complete withdrawal of your entire Contract Value. We will send you the Contract Value less any taxes withheld and any applicable Fund short-term redemption fee. You must send us written instructions from all the Owners to make a complete withdrawal. Your Contract will terminate once the withdrawal has been processed.

You may also make partial withdrawals of $500 or more before the Annuity Date. You may not make a partial withdrawal that would reduce your Contract Value to less than $5,000.

If you request a partial withdrawal in an amount that is less than the total you have in all the Investment Options, you may choose the dollar amount or percentage to be withdrawn from each Investment Option. If you do not specify where we should take the money for a partial withdrawal, we will take it proportionately from all the Investment Options.

You may make a telephone, mail, or internet request for a partial withdrawal. Withdrawals by telephone are limited as follows: (1) no withdrawal may be for more than $500,000; (2) total telephone withdrawals in a seven day period cannot total more than $500,000; and (3) if we have recorded an address change for an Owner during the past 10 days, the limits in (1) and (2) become $10,000. Limitations for online withdrawals may be lower. We reserve the right to change telephone and online withdrawal requirements or limitations.

For jointly owned Contracts, all checks will be made payable to both Owners. You may have the money transferred to your Fidelity Investments brokerage or mutual fund account. You may have the money transferred to your bank account if you provide us with the necessary information about the account. Any Contracts and accounts between which money will be transferred must have at least one owner's name in common.

Some withdrawals are subject to a federal penalty tax equal to 10% of the gain withdrawn. See Tax Considerations.

FILI reserves the right to restrict your Contract from withdrawals and/or exchanges if there is reasonable suspicion of fraud, diminished capacity, or inappropriate activity. FILI also reserves the right to restrict your Contract from withdrawals and/or exchanges if FILI is put on reasonable notice that the ownership of the Contract is in dispute.

We will normally pay you the net amount of any complete or partial withdrawal within seven days after we receive the withdrawal request at the Annuity Service Center. The net amount is the amount of the withdrawal less any taxes withheld and any applicable Fund short-term redemption fee.

We may defer payment from the Investment Options for longer than seven days under certain limited circumstances. See Postponement of Payment.

SYSTEMATIC WITHDRAWAL PROGRAM

You may use our Systematic Withdrawal Program form to elect to take periodic withdrawals of at least $100 on a monthly, quarterly, semi-annual or annual basis. Your Contract Value must be at least $10,000 to begin this program. Withdrawals under the program will be taken from the Investment Options in accordance with FILI's administrative rules, which we may change from time to time. Currently, withdrawals under the program will be taken proportionately from all the Investment Options.

If a systematic withdrawal would bring the Contract Value below $5,000, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $5,000, and the systematic withdrawal option will automatically terminate.

You may select any day of the month from the 1st to the 28th as the day your Systematic Withdrawal Program transactions will take place each period. If the New York Stock Exchange is not open on the scheduled day in a particular month, the withdrawal will take place on the next day the New York Stock Exchange is open for trading.

Each systematic withdrawal is subject to Fund short-term redemption fees and federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the Systematic Withdrawal Program.

POSTPONEMENT OF PAYMENT

In conformity with the Investment Company Act of 1940, we will generally pay any withdrawal within seven days after we receive the request. We may delay payment if (a) the disposal or valuation of the assets in an Investment Option is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits the postponement of payment to protect our Owners.

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We will generally send: (1) any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request; (2) each annuity income payment on the first business day after the Annuity Income Date; and (3) any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or customer authentication. A signature guarantee or customer authentication is designed to protect you and us from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1.  Loss of account ownership;

2.  Any circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

CHARGES

The following are all the charges we make under your Contract.

(1)  Mortality and Expense Risk Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.20%1. The risks we bear are mortality and expense risks.

We bear the mortality risk under a Contract, which is that Annuitants who receive annuity income payments guaranteed to last for their lifetimes will live longer than we project.

The expense risk we bear is the risk that the costs of issuing and administering the Contracts will be greater than we can collect through the Administrative Charge.

(2)  Administrative Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.05%. The administrative charge compensates us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge. We guarantee this charge will never increase.

(3)  Premium Taxes. We deduct a charge equal to any premium taxes we are required to pay in connection with your Contract. In many states premium taxes are not imposed in connection with the Contracts. In some states a premium tax applies only on the Annuity Date. Currently, only Maine, South Dakota and Wyoming require us to pay a premium tax before the Annuity Date. In these states the premium tax applies to each Purchase Payment for a Contract. State premium taxes currently range from 0% to 3.5%.

(4)  Funds' Expenses. The expenses and charges incurred by the Funds are described in their respective prospectuses.

(5)  Fund Short-Term Redemption Fees and Expenses. Ten Investment Options invest in Funds that impose a short-term redemption fee. See Certain Funds Impose a Short-Term Redemption Fee. Any short-term redemption fees are retained by the Funds and are part of the Funds' assets. In addition, the Funds are subject to investment management fees and other expenses. See the prospectuses for the Funds for discussions of their expenses and fees.

(6)  Charge for Exchanging Among Investment Options. We reserve the right to charge you if you make Exchanges among the Investment Options on more than six days during a calendar year. The charge will be not more than $15 for each additional day on which you make an Exchange. If your only Exchange on a given day results from Dollar Cost Averaging or Automatic Rebalancing, or because of a transfer from the Government Money Market Investment Option at the end of the Free Look Period, this will not count against the six day limit.

(7)  Other Taxes. We reserve the right to charge for any other taxes (in addition to premium taxes) that we may have to pay. See FILI's Tax Status.

1  The M&E Charge is 0.05% for Contracts that were either purchased on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or Contracts that attain a Contract Value of $1,000,000 or more on or after September 7, 2010 if we are offering the Contract to new applicants at the lower Contract Charges at the time the Contract Value equals or exceeds $1,000,000. (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.)

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FILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

CERTAIN FUNDS IMPOSE A SHORT-TERM REDEMPTION FEE

Ten Investment Options invest in Funds that impose a short-term redemption fee. Any short-term redemption fees that we pay are retained by the Funds and are part of the Funds' assets. The ten Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio.

An Owner who chooses to redeem an interest in an Investment Option that invests in a Fund that charges a redemption fee will be subject to a 1.0% Fund short-term redemption fee if and to the extent the interest in the Investment Option has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last.

Redemption from a particular Investment Option occurs when you withdraw money from your Contract from that Investment Option or transfer from that Investment Option to another Investment Option. The fee will apply to all redemptions you request. The fee applies both to one time transactions and to periodic transactions such as Automatic Rebalancing.

Here are two examples to help you understand the application of the fee.

Example 1: On Day One, you purchase 100 units of an Investment Option that invests in a Fund that imposes a short-term redemption fee. On Day 58, you redeem 50 units from the Investment Option, when the value of those units is $500.

The fee applies to the entire amount redeemed. The fee is $5 (1% of $500).

Example 2: On Day One, you purchase 100 units in an Investment Option that invests in a Fund that imposes a short-term redemption fee. On Day 58 you purchase an additional 50 units of the same Investment Option. On Day 65 you redeem 125 units of that Investment Option at $10 each.

The first step is to determine which units are redeemed. Using the first in, first out rule, all 100 units purchased on Day One are redeemed, and 25 of the 50 units purchased on Day 58 are redeemed. The 100 units purchase on Day One are not subject to the redemption fee because they have been held for 60 days or longer, but the 25 units purchased on Day 58 are subject to the fee because they have been held for less than 60 days. The value of the units subject to the redemption fee is $250 (25 units at $10 each), so the fee is $2.50 (1% of $250).

AUTOMATIC TRANSFER TO THE GOVERNMENT MONEY MARKET INVESTMENT OPTION UPON DUE PROOF OF DEATH

At the close of the Valuation Period in which we receive due proof of death of the last surviving Owner (or Annuitant in the case of a trust owned contract), we will transfer to the Government Money Market Investment Option any portion of the Contract Value in the other Investment Options. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation.

REQUIRED DISTRIBUTIONS ON DEATH OF OWNER

Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within five years after the Owner's death. If the Contract is owned by a trust, the death of an Annuitant will be treated as a death of an Owner. However, this requirement does not apply to a surviving Owner or to Beneficiaries designated by the Owner if (1) the Beneficiary's or surviving Owner's entire interest is payable over the Beneficiary's or surviving Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiary or surviving Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, (2) the Beneficiary or surviving Owner is not a spouse of the deceased Owner, in which case the Beneficiary/surviving Owner may elect to have their entire interest paid over their lifetime in systematic withdrawals with distributions beginning within one year of the date of death (under this option, referred to as the Stretch Benefit Option, the Beneficiary/ surviving Owner can not make ad hoc partial withdrawals but can make a complete withdrawal of the remaining Contract Value at any time), or (3) the Beneficiary or surviving Owner is the surviving spouse of the deceased Owner, in which case the surviving spouse

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may elect to continue the Contract, or their portion of the Contract, as the Owner. Federal tax law does not extend the spousal continuation right described in (3) to civil union partners. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner. Please note that in the event state escheatment laws require escheatment to the state before five years from the date of death of the Owner, a Beneficiary may not have a full five year distribution period to withdraw the Contract Value as described in the Contract. See Abandoned Property.

In the event of the death of an Owner who is also an Annuitant, the provisions of the Contract regarding the death of the Owner control and override any inconsistent provisions regarding the death of the Annuitant.

ANNUITY DATE

When your Contract is issued we will set the Annuity Date to be the first day of the calendar month following the oldest Owner's 90th birthday. If after your Contract is issued there is a change in ownership resulting in a new oldest Owner, we reserve the right to reset the Annuity Date to be the first day of the calendar month following the new, oldest Owner's 90th birthday. You may change the Annuity Date by sending written notice to the Annuity Service Center. We must receive the notice at least 30 days before the Annuity Date you select. The earliest Annuity Date we will permit is the first day of the calendar month after the end of the Free Look Period. The latest Annuity Date we will permit is the first day of the calendar month following the oldest Owner's 95th birthday. Any Annuity Date you choose must be the first day of a month.

ANNUITY INCOME

Annuity income payments begin on the Annuity Date if no Owner has died before then. Annuity income will also begin on the Annuity Date if an Owner dies before the Annuity Date if (1) the Contract was jointly owned by spouses, and (2) the surviving spouse/ Beneficiary elected to continue the Contract as his or her own. A surviving spouse who elects to continue the Contract as his or her own may change the Annuity Date to be as late as the first day of the calendar month following his or her 95th birthday.

In all other cases involving the death of an Owner, the Contract must be distributed in accordance with the applicable provisions of the Code described in Required Distributions on Death of Owner, and the Annuitant(s) will not receive annuity income even if the Contract Value has not been distributed by the Annuity Date.

Annuity income payments continue until all Annuitants have died, or for 120 monthly payments, whichever is longer.

The Owner(s) may change the Annuitant(s) before the Annuity Date. If the Owner is a trust, the Annuitant may not be changed but the Owner may add a second Annuitant.

Before the Annuity Date you may withdraw all of your Contract Value to make a tax-free exchange in which you purchase any immediate annuity contract we then offer. See Tax Considerations.

If no Owner dies before the Annuity Date and there has not been a complete withdrawal, we will provide monthly fixed annuity income payments to the Annuitant or Annuitants who are living on the Annuity Date unless the Contract Value on the Annuity Date is not enough to provide an initial monthly annuity income payment of at least $20. In that case we may pay you the Contract Value in a lump sum instead of providing monthly annuity income.

To provide annuity income, on the Annuity Date, all Accumulation Units in the Investment Options will be redeemed and the money will be transferred to our general account. All money used to support annuity income payments will be held in our general account thereafter.

The first monthly annuity income payment will be made on the Annuity Date, unless the Contract has been inactive and under applicable state law could be considered abandoned property, in which case we will surrender the Contract on the Annuity Date and turn the proceeds over to the state in accordance with applicable state laws. We will determine the amount of monthly annuity income based upon the age(s) and, unless prohibited by applicable state law, sex(es) of the Annuitant(s) living on the Annuity Date and the annuity income purchase rate. The annuity income purchase rate will be the greater of:

(a)  The guaranteed annuity income purchase rates set forth in your Contract; and

(b)  The annuity rates in effect on the Annuity Date for the same payment option.

The monthly annuity income is determined by applying the applicable annuity income purchase rate to the Contract Value after deductions for any applicable taxes and any applicable Fund short-term redemption fees.

•  Contracts with No Annuitants on the Annuity Date

If no Annuitant is living on the Annuity Date, the oldest Owner will be the Annuitant and the Contract will be administered according to the rules for Contracts with one Annuitant immediately below, unless the Owner is not a natural person.

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•  Contracts with One Annuitant on the Annuity Date

If there is one Annuitant living on the Annuity Date, all annuity income payments will be made to the Annuitant. Annuity income payments will stop at the death of the Annuitant or after 120 monthly payments, whichever is longer. The estate of the Annuitant will be responsible to notify us of the Annuitant's death and to repay any annuity income payments we have made after that date and before we have been notified of the death of the Annuitant.

If the Annuitant dies before receiving all annuity income due under the Contract, the remaining monthly annuity income payments will be paid to the Annuitant's estate. The estate may choose instead to receive the present value of the remaining annuity income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed annuity income payments, if any.

•  Contracts with Two Annuitants on the Annuity Date

If there are two living Annuitants on the Annuity Date, we will make annuity income payments jointly to both Annuitants while they are both alive. After the death of one of the Annuitants we will continue to make monthly annuity income payments in the same amount to the surviving Annuitant. The surviving Annuitant is responsible to notify us of the death of the first Annuitant.

Annuity income payments will stop at the death of the surviving Annuitant, or after we have made 120 monthly payments, whichever is longer.

The estate of the last surviving Annuitant will be responsible to notify us of the death of the last surviving Annuitant and to repay any annuity income payments we have made after that date and before we have been notified of the death of the last surviving Annuitant.

If the surviving Annuitant dies before we have made all annuity income payments due under the Contract, any remaining annuity income will be paid to the surviving Annuitant's estate. The estate may choose instead to receive the present value of the remaining annuity income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed annuity income payments, if any.

CONTRACTS OWNED BY TRUSTS

As a general rule, Contracts owned by "nonnatural persons" such as trusts, are not treated as annuity contracts for federal tax purposes. See the "Nonnatural Owner" paragraph in "Tax Considerations".

If you apply to have the Contract owned by a trust, you should only do so after consulting with a tax advisor to make sure that the trust will be owning the Contract as an agent for a natural person. If, after purchasing the Contract, the trust is changed so that the trust no longer owns the Contract as agent for a natural person, the Contract will no longer be treated as an annuity under the Internal Revenue Code and any income earned by the Contract will be taxable to the trust as ordinary income.

We will issue Contracts to trusts if the trustee represents to us in writing that the trust holds the Contract as agent for one or more natural persons and that the beneficiaries of the trust are natural persons. We will require the trustee to agree in writing to (i) notify us if there are any changes to the trust that would cause the trust to no longer hold the Contract as agent for a natural person or if the trust beneficiaries are changed so that not all trust beneficiaries are natural persons and (ii) authorize us to surrender the Contract since the Contract will no longer be treated as an annuity contract under section 72 of the Internal Revenue Code.

The only other kind of trust we will issue the Contract to is a charitable remainder trust that is established under the Internal Revenue Code and regulations.

CONTRACTS OWNED UNDER UGMA/UTMA ARRANGEMENTS

A Contract may be purchased pursuant to the provisions of the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act. For such Contracts, at issue (1) the minor must be the sole Owner, (2) the minor must be the only Annuitant, and (3) the sole Beneficiary must be the minor's estate. While the custodial arrangement is still in effect, the Annuitant may not be changed and an additional Annuitant may not be added.

When the minor reaches the age at which the applicable UGMA or UTMA statute provides that custodianship terminates, it is the custodian's responsibility to reregister the Contract, changing the ownership from the custodial arrangement to ownership in the name of the former minor.

ABANDONED PROPERTY

State regulations, which can vary, require abandoned property to be escheated to state municipalities. Unclaimed property could come in the form of an outstanding check, unclaimed death benefit, or a matured Contract where the policyholder cannot be located. Please

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note that some state municipalities require unclaimed property to be escheated to the state within three to five years of the date of death of the Owner. To avoid escheatment we advise that you promptly respond to requests to contact the insurance company. In the event of the Owner's death we advise Beneficiaries to promptly contact the insurance company and provide whatever paperwork the insurance company requests. Beneficiaries who wait too long after the Owner's death to contact the insurance company run the risk of not having sufficient time to make a distribution election before the company is required to escheat the proceeds to the state municipality. In the event the state escheatment laws require escheatment before five years from date of death, a Beneficiary may not have a full five year distribution period as described in the Contract to withdraw the Contract Value.

REPORTS TO OWNERS

Before the Annuity Date, we will send you a statement showing your Contract Value four times each year. Each quarterly statement will also contain a summary of all transactions in your Contract since the previous statement.

You should immediately verify the accuracy of the information contained in these statements, and in the confirmations you may receive for individual transactions. If you find a discrepancy with respect to any transaction, you should notify us at our Annuity Service Center immediately. We will not be responsible for losses after ten calendar days from the first time we mail any statement or confirmation containing details of the transaction.

Also, twice each year we will send you semiannual reports for the Variable Account containing financial information for the Variable Account and lists of securities held by the Funds, as required by the Investment Company Act of 1940.

Contract owners have access to their contract information online at Fidelity.com.

TAX CONSIDERATIONS

•  Introduction

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should always consult a qualified tax advisor regarding the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. Although the discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not be changed by Congress, the Treasury Department, and judicial decisions.

This discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under the Contract. Also, this discussion does not address estate tax issues that might arise due to the death of an Owner or Annuitant. The particular situation of each Owner, Annuitant, and Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

In addition, we make no guarantee regarding any tax treatment - federal, state, or local - of any Contract or of any transaction involving a Contract.

Taxation of Non-Qualified Annuities in General

•  Tax Deferral During Accumulation Period

Under existing provisions of the Internal Revenue Code, provided the below conditions are met, any increase in an Owner's Contract Value is generally not taxable to the Owner until received, either in the form of annuity income payments or in some other form of distribution. However, as discussed below, this rule applies only if:

(1)  the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations;

(2)  the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

(3)  the Owner is an individual (or an individual is treated as the Owner for tax purposes).

•  Diversification Requirements

The Internal Revenue Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Subaccount of the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the

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Owner would generally be taxed currently on the excess of the Contract Value over the Purchase Payments paid for the Contract. The Subaccounts of the Variable Account intend to comply with the diversification requirements. In this regard, we have entered into agreements with the Funds under the Subaccounts that require the Funds to be "adequately diversified" in accordance with the Internal Revenue Code and Treasury Department regulations.

•  Ownership Treatment

In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to make Exchanges among the Investment Options may cause you to be considered the owner of the assets of the Variable Account. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

We do not know what limits might be set forth in any guidance that the IRS may issue, or whether any such limits would apply to existing Contracts.

•  Nonnatural Owner

As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this rule for nonnatural Owners. Under one exception, a Contract will generally be treated as held by a natural person if the nominal owner is a trust or other entity that holds the Contract as an agent for a natural person. We do not intend to offer the Contracts to "nonnatural" persons. However, we will offer the Contracts to trusts where a trustee represents that the trust is for the benefit of natural persons such as the grantor of the trust. We will also require the trustee to certify that the Beneficiaries of the trust are natural persons. We will also offer the Contracts to charitable remainder trusts. The following discussion assumes that a Contract will be owned by an individual.

•  Delayed Annuity Commencement Dates

On the Contract Date, the Annuity Date is automatically set to be the first day of the calendar month following the oldest Owner's 90th birthday. Federal income tax rules do not expressly identify a particular age by which annuity income payments must begin. However, if the Contract's Annuity Date occurs (or is scheduled to occur) at too advanced an age, it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in the Owner's income.

The following discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

•  Taxation of Partial and Complete Withdrawals

Partial withdrawals under a Contract are generally includible in income to the extent your Contract Value before the withdrawal exceeds your "investment in the contract." Amounts received under the Systematic Withdrawal Program are treated as partial withdrawals. In case of a complete withdrawal, amounts received are includible in income to the extent they exceed the "investment in the contract." For these purposes, the investment in the contract at any time generally equals the total of the Purchase Payments made under the Contract to that time less any amounts previously received from the Contract, which were not included in income. In the case of a Contract purchased in a non-taxable exchange under section 1035 of the Code, the investment in the exchanged Contract will be carried over to your Contract and will be reduced by the amount of investment gain in the exchanged contract.

If you take a partial withdrawal within 180 days of any prior partial exchange under section 1035 of the Code ("Partial 1035") from either of the contracts that were involved in the Partial 1035 exchange, the Internal Revenue Service may apply general tax principals to determine if the prior Partial 1035 should be recharacterized as a distribution under section 72(e) of the Code or "boot" under section 1035(d)(1) and 1031(c) of the Code. The only exception to this rule is where the partial withdrawal is used to fund an annuity income option for a period of 10 years or more.

Partial and complete withdrawals may be subject to a 10% penalty tax. See Penalty Tax on Premature Distributions. Partial and complete withdrawals also may be subject to federal income tax withholding requirements.

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•  Taxation of Annuity Income Payments

Normally, the portion of each annuity income payment taxable as ordinary income equals the excess of the payment over the exclusion amount. In the case of fixed income payments, like the annuity income payments provided under the Contract, the exclusion amount is determined by multiplying (1) the annuity income payment by (2) the ratio of the investment in the contract, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (as determined under Treasury Department regulations). Once the total amount of the investment in the contract is excluded, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

Where the Owner and the Annuitant are not the same person and are not married to one another, there are special income tax issues, such as who will be taxed on amounts under the Contract and when such amounts will be taxed. You should consult a tax advisor in those situations.

Annuity income payments may be subject to federal income tax withholding requirements.

•  Distribution and Taxation of Proceeds

Prior to the Annuity Date, we may distribute amounts from a Contract because of the death of an Owner, or because of the death of the Annuitant in the case of a contract issued to a non-natural person. Such proceeds are includible in income as follows:

(1)  if distributed in a lump sum, they are taxed in the same manner as a complete withdrawal, as described above; or

(2)  if distributed under an Annuity Income Option, or as systematic withdrawals under the Stretch Benefit Option described in Required Distributions on Death of Owner, they are taxed generally in the same manner as annuity income payments, as described above.

After the Annuity Date, where a guaranteed period exists under an Annuity Income Option, and all the Annuitants die before the end of that period, payments we make to the estate of the last surviving Annuitant for the remainder of that period are includible in income as follows:

(1)  if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or

(2)  if distributed in accordance with the existing Annuity Income Option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income payments thereafter are fully includible in income.

Proceeds payable on death may be subject to federal income tax withholding requirements.

•  3.8% Tax on Net Investment Income

Federal tax law imposes a 3.8% Medicare tax on the lesser of

(1)  the taxpayer's "net investment income," (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or

(2)  the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase "modified adjusted gross income" in item 2.

You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

•  Penalty Tax on Premature Distributions

In general, in the case of a distribution from a Contract, a penalty tax equal to 10% of the portion of the distribution that is includible in gross income may be imposed unless the distribution:

(1)  is made on or after the taxpayer attains age 59 1/2;

(2)  is made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

(3)  is attributable to the Owner's becoming disabled (as defined in the tax law);

(4)  is part of a series of substantially equal periodic payments (no less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and his or her designated beneficiary (as defined in the tax law);

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(5)  is made under an immediate annuity contract (as defined in the tax law); or

(6)  satisfies some other exception to this 10% penalty tax.

We believe that systematic withdrawals under the Systematic Withdrawal Program would not satisfy the exception to the 10 percent penalty tax described in (4) above. You should consult your tax advisor before electing to take systematic withdrawals commencing prior to age 59 1/2.

•  Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a withdrawal from a Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

•  Exchanges of Contracts

We may issue the Contract in exchange for all or part of another annuity or life insurance contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the contract exchanged, increased by any additional Purchase Payments made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g. as a partial surrender, full surrender, annuity income payment or death benefit). If you exchange part of an existing contract for a Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. See Aggregation of Contracts.

In addition, before the Annuity Date, you may exchange all or a portion of your Contract Value for another annuity contract we then offer. Such an exchange will be tax free if certain requirements are satisfied. You should consult your tax advisor in connection with an exchange for or of a Contract.

You may be able to add a second Owner in certain circumstances. See Other Contract Provisions. There may be special income tax issues if you add a second Owner who is not your spouse. You should consult your tax advisor before adding a second Owner.

•  Transfers of a Contract

A Contract that is transferred by assignment to another person or entity may result in taxable income to the Owner in the year the Contract is transferred. You should consult your tax advisor before making such a transfer.

•  Taxation of Contracts Owned Under UGMA/UTMA Arrangements

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the 10% penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the custodian is 59 1/2 or older.

•  FILI's Tax Status

FILI is taxed as a life insurance company under the Internal Revenue Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a "regulated investment company" under the Internal Revenue Code. Under the existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If FILI is taxed on investment income or capital gains of the Variable Account, then FILI may impose a charge against the Variable Account in order to provide for such taxes.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

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Other Contract Provisions

You should be aware of the following important provisions of your Contract.

1.  Owner. Owners have rights and privileges as specified in the Contract. Owners own the Contract in accordance with all of its terms. The following forms of ownership, and others, are inconsistent with the terms of the Contract and will not be accepted: "joint tenants in common", "tenancy by the entirety", "joint tenants with rights of survivorship" and "joint ownership by husband and wife".

Before the Contract is issued, the Owners have the right on the application to (a) name the Annuitant(s) and Beneficiary(ies); and (b) allocate the Initial Purchase Payment among the Investment Options. The Owner(s) can change the Annuitant(s) before annuity income payments begin. If the Owner is a trust, the Annuitant may not be changed.

If you are the only Owner when your Contract is issued, you may later add a second Owner, but you may do this only once and the second Owner must be younger than you, unless the second Owner is your spouse. You may not add a second Owner if the Owner is a trust, or the Contract is held under a UGMA or UTMA arrangement. You may not remove an Owner unless the Owner is a spouse.

After the Contract Date and before annuity income payments begin, the Owners have the right to (a) cancel the Contract during the Free Look Period; (b) allocate Purchase Payments among the Investment Options; (c) reallocate the Contract Value among the Investment Options; (d) make withdrawals; (e) name a second Owner (subject to the limitations in the previous paragraph) if the Contract has only one Owner; (f) change Annuitant(s) and Beneficiary(ies) (except that a Beneficiary designated as irrevocable may not be changed without the Beneficiary's consent); and (g) instruct us how to vote shares of the Funds attributable to the Contract.

For Contracts with two Owners, after the Contract Date and before annuity income payments begin, withdrawals, changes of the Annuity Date, changes of Owners, Annuitants and Beneficiaries can be made only by both Owners acting together. Either Owner may exercise any other right under the Contract.

Beginning on the first day we provide annuity income to the Annuitant(s), the Owners have no rights.

If a Contract has two Owners who are not spouses, and one dies before the Annuity Date, federal tax law requires that the Contract Value be distributed to the remaining Owner within certain time limits. See Required Distributions on Death of Owner.

2.  Annuitant(s). You name one or two Annuitants in the application for the Contract. You may change the Annuitant(s) by sending us a written notice. A deceased Annuitant may be replaced. You may also add an Annuitant, but there can never be more than two Annuitants at the same time. We must receive any notice adding or changing the Annuitant(s) at our Annuity Service Center at least 30 days before the Annuity Date.

If the Contract is owned by a trust, the Annuitant(s) may not be changed. If there is only one Annuitant on the Contract Date, an additional Annuitant may be added until the Annuity Date.

Annuitants have no rights before the Annuity Date. Annuitants have the right to receive monthly annuity income payments beginning on the Annuity Date, unless an Owner has died before the Annuity Date, or unless the amount of annuity income would be less than $20 per month.

The amount of monthly annuity income payments depends on a number of factors, including each Annuitant's age and, unless prohibited by applicable state law, sex. If an Annuitant's age or sex has been misstated we will adjust the amount of monthly annuity income to reflect the actual age and/or sex. If we have previously overpaid monthly annuity income, we will withhold monthly annuity income until we have recovered the amount of the overpayment. If annuity income payments have ended, we will recover the amount of any overpayment from the estate(s) of the Annuitant(s). If we have previously underpaid monthly annuity income, we will make a lump sum payment equal to the amount previously underpaid, plus interest at 6% per annum, compounded annually.

If a Contract has one Owner and that Owner dies before the Annuity Date, then the Beneficiary(ies), not the Annuitant(s), will have the right to the Contract Value, and the Annuitant(s) will not receive any monthly annuity income.

If a Contract has two Owners and one Owner dies before the Annuity Date, then the surviving Owner, not the Annuitants, will have the right to the Contract Value. When the Annuity Date is later reached, the Annuitant(s) will not receive any monthly annuity income, subject to one exception. The exception is that if a surviving spouse/Beneficiary continues the Contract as his or her own, and the Annuity Date is reached, then the Annuitant(s) will receive monthly annuity income.

3.  Beneficiary(ies). The Owner(s) name(s) a Beneficiary or Beneficiaries in the application, and can change Beneficiaries later. If all the Owners die before the Annuity Date, we will pay the Contract Value, less any applicable taxes, to the Beneficiary or Beneficiaries who survive all the Owners. If a Beneficiary survives all the Owners but does not live long enough to receive payment from us, we will pay the Beneficiary's estate.

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Owner(s) must indicate in percentages what portion of the Contract each Beneficiary is to receive. If the total does not equal 100%, each Beneficiary's share will be determined by using a fraction, the numerator of which is the stated percentage for that Beneficiary, and the denominator of which is the total of the percentages indicated by the Owner(s).

Beneficiary designations must be in a form acceptable to us. We reserve the right to reject any Beneficiary designation that we deem to be unadministerable, which may include designations that contain contingencies that could delay payment or designations that would require us to refer to external documents or the outcome of legal proceedings.

After the death of all the Owners, each Beneficiary has the right to withdraw their share of the Contract Value, as detailed below.

Before we make a payment to any Beneficiary, we must receive at our Annuity Service Center due proof of death (generally a death certificate) for each Owner and any required tax withholding and other forms. We may seek to obtain a death certificate directly from the appropriate governmental body if we believe that any Owner may have died.

At the close of the Valuation Period in which we receive the death certificate(s), we will transfer any portion of the Contract Value that is in the Investment Options to the Government Money Market Investment Option. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options.

We will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment. This is to prevent us from overpaying one Beneficiary before making payment to other Beneficiaries.

Once we have received due proof of death and have determined the number of Beneficiaries to be paid, we will, upon request, pay any Beneficiary who has provided us with required tax withholding and/or any other forms we may require. We will then have no further obligations to that Beneficiary. If a Beneficiary has been designated to receive a specified fraction of the Contract Value, we will pay that fraction as determined on the date of payment. For example, if there are two Beneficiaries and each is designated to receive 50%, the first Beneficiary to receive payment would receive 50% of the Contract Value on the date the payment is made, and the other Beneficiary would later receive the remainder, which might be worth more or less than what was paid to the first Beneficiary.

4.  Assignment. The Contract may not be sold, gifted, transferred, or assigned, and any purported gift, transfer or assignment will be void, except as follows: (a) the Contract may be assigned to an insurance company, regulated as such under the insurance laws of one of the United States, solely for the purpose of effecting a tax-free exchange under section 1035 of the Internal Revenue Code; (b) a Contract owned by an individual may be transferred to that individual's spouse; (c) a Contract owned by one or two individual(s) may be transferred to either a trust or a charitable remainder trust of which the individual(s) is(are) the grantor(s); and (d) a contract owned by a trust may be transferred to the trust's grantor(s) or a beneficiary of the trust. Assignments under (c) and (d) may result in a taxable distribution to the transferor. You should consult your tax advisor before making such a transfer.

5.  Non-Participating Contract. The Contract is "non-participating", meaning there are no dividends. Investment results of the Investment Options are reflected in the Contract Value and the other benefits under the Contract.

6.  Notification of Death. If there are two Owners, each is responsible for notifying us of the death of the other Owner and the death of any Annuitant if the Annuitant's death occurs before the Annuity Date. If all the Owners die, the Beneficiaries are responsible for notifying us of the death(s). If there are two Annuitants, each is responsible for notifying us of the death of the other if death occurs after the Annuity Date. The executor of the estate of the last surviving Annuitant is responsible for notifying us of that Annuitant's death, and to return any overpayment. If we provide too much annuity income because we are not notified of a death, we may take legal action to recover the overpayment.

7.  Proof of Survival. If any payment under this Contract depends on an Annuitant or other recipient being alive on a given date, we may require proof of survival before making the payment.

SELLING THE CONTRACTS

Fidelity Brokerage Services LLC ("FBS") and Fidelity Insurance Agency, Inc. ("FIA") distribute the Contracts. FBS is the principal underwriter. Both FBS and FIA are affiliates of us and of FMR LLC, our parent company. Fidelity Distributors Corporation ("FDC") is the distributor of the Fidelity family of funds, including the Funds. The principal business address of FBS is 900 Salem Street, Smithfield, Rhode Island 02917, and FDC is 100 Salem Street, Smithfield, RI 02917.

We pay FIA first year sales compensation of not more than 2% of Purchase Payments received in the first Contract Year. We also pay FIA renewal sales compensation in later years based on Contract Values and the persistency of the Contracts. Our renewal sales compensation payments for a Contract for a year will be approximately equal to 0.10% of the Contract Value at the end of the year.

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AUTOMATIC ANNUITY BUILDER

You may use our Automatic Annuity Builder to make periodic, pre-authorized Purchase Payments by electronic funds transfers from your checking or savings account, or by transfers from your Fidelity Investments brokerage account. Your bank account must be at a banking institution which is a member of the Automated Clearing House. The minimum amount for each periodic transfer is $100. We may reduce this minimum for Contracts issued under certain sponsored arrangements. We will send you quarterly statements showing all transactions you make using Automatic Annuity Builder. We reserve the right to restrict your participation in Automatic Annuity Builder if on the scheduled date of any pre-authorized transfer there is not enough money in your checking or brokerage account to complete the transfer. You may select any day of the month from the 1st to the 28th as the day your automatic deductions will take place. If the New York Stock Exchange is not open on a day that is scheduled for an automatic deduction, the transaction will take place on the next day the New York Stock Exchange is open for trading.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly Exchanges at no charge from either the Government Money Market Investment Option or the Investment Grade Bond Investment Option (the "Source Option"), but not both, to any of the other Investment Options you select (the "Destination Options"). The minimum monthly transfer to each Destination Option is $250. You may change your Source Option and your Destination Options at any time, by calling us or by sending written notice to our Annuity Service Center.

You may select any day of the month from the 1st to the 28th as the day your Dollar Cost Averaging transactions will take place each month. If the New York Stock Exchange is not open on the scheduled day in a particular month, the Exchange will take place on the next day the New York Stock Exchange is open for trading.

If your balance in the Source Option on a transfer date is less than the amount to be transferred to the Destination Option(s), we will transfer all the money in the Source Option to the Destination Options proportionately, and your participation in the program will automatically terminate.

You may cancel Dollar Cost Averaging at any time by calling us or sending written notice to the Annuity Service Center.

You cannot use Dollar Cost Averaging at the same time that you use Automatic Rebalancing, which is described immediately below. We reserve the right to modify or terminate Dollar Cost Averaging.

AUTOMATIC REBALANCING

You can use Automatic Rebalancing at no charge to help you maintain your specified allocation mix among the Investment Options. You direct us to readjust your allocations on a quarterly, semi-annual or annual basis to return to the allocations you select on the Automatic Rebalancing instruction form.

You choose one day of the month from the 1st to the 28th for Automatic Rebalancing. If the New York Stock Exchange is not open on the scheduled day, the reallocation will take place on the next day the New York Stock Exchange is open for trading.

Automatic Rebalancing will continue until you notify us to cancel it. We reserve the right to modify or terminate Automatic Rebalancing. You may not use Automatic Rebalancing at the same time you use Dollar Cost Averaging, which is described immediately above.

Please note that Automatic Rebalancing may result in a Fund short-term redemption fee. For more details about this fee, including a list of the Funds that impose it, please see Certain Funds Impose a Short-Term Redemption Fee.

SPECIAL PROVISIONS FOR SALES UNDER SPONSORED ARRANGEMENTS

•  Reductions of Minimum Purchase Payments

We may reduce the minimum Purchase Payment requirements for Contracts issued under sponsored arrangements. We determine the eligibility of a group for such reduced minimum Purchase Payments, and the minimum Purchase Payment amount for individuals in a particular group, by considering the following factors: (1) the size of the group; (2) the total amount of Purchase Payments we expect group members to make; (3) the nature of the group and the persistency we expect from the group; (4) the purpose for which the Contracts will be purchased; and (5) any other circumstances which we believe to be relevant in determining the level of expected administrative expenses we will incur.

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More About the Investment Options and the Funds

CHANGES IN INVESTMENT OPTIONS

We may make additional Investment Options available to you from time to time. These Investment Options will invest in mutual funds that we find suitable for the Contracts.

We also have the right to eliminate Investment Options, to combine two or more Investment Options, or to substitute a new mutual fund for the mutual fund in which an Investment Option invests.

A substitution may become necessary if, in our judgment, a Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a Fund's investment objectives or restrictions, because the Fund is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR AN INVESTMENT OPTION

The Total Return for an Investment Option is a measure of the investment performance for an Investment Option from one Valuation Period to the next.

An Investment Option's Total Return depends on the performance of the Fund in which the Investment Option invests. We determine the Total Return for an Investment Option at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance for the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option.

The Total Return for an Investment Option can be greater or less than one. Therefore, the value of a unit in an Investment Option may increase or decrease.

The Total Return for an Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and dividing the result by (a) where:

(a)  is the value of the assets of the Investment Option at the end of the preceding Valuation Period;

(b)  is the investment income and capital gains, realized or unrealized, credited to the Investment Option during the current Valuation Period;

(c)  is the sum of:

(1)  the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period;

PLUS

(2)  the deduction from the Investment Option during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Total Separate Account Fees as shown on page 3 of the Fee Table.

Shares of the Funds are valued at their net asset values. Any dividends or capital gains distributions from a Fund are reinvested in that Fund.

VOTING RIGHTS

We currently vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in an Investment Option by the net asset value of one share of the corresponding Fund. Fractional votes are counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current federal regulations or interpretations of those regulations.

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We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting we will send you material by mail for providing us with your voting instructions.

If we do not receive your voting instructions in time, we will vote the shares in the same proportion as the instructions we receive from other Owners. We will also vote in the same proportionate manner any shares we hold in the Variable Account that are not attributable to Owners.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of a Fund, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Owner-initiated changes in investment policies or the investment advisor if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

RESOLVING MATERIAL CONFLICTS

The Funds are available to separate accounts of insurance companies offering variable annuity contracts and variable life insurance policies issued by other insurance companies, as well as to our Variable Account and other separate accounts we may establish.

Although we do not anticipate any disadvantages due to these arrangements, there is a possibility that a material conflict could arise between the interest of the Variable Account and one or more of the other separate accounts or qualified plans that hold shares of the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Owners and those of other insurance companies, or for some other reason. In the event of a conflict, we will take any steps necessary to protect our Owners and their Beneficiaries.

LITIGATION

No litigation is pending that would have a material effect on us or the Variable Account.

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Appendix A: Table of Accumulation Unit Values

Accumulation Unit Values
Fidelity Investments Variable Annuity Account I
Condensed Financial Information

Accumulation unit values below reflect Total Separate Account Annual Fees of 0.25%

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	17.33	17.30	6,233,604
2014	16.43	17.33	5,820,618
2013	14.25	16.43	4,901,101
2012	12.70	14.25	4,655,392
2011	13.09	12.70	4,632,726
2010	11.49	13.09	4,238,908
2009	8.93	11.49	4,636,677
2008	12.58	8.93	5,243,044
2007	10.93	12.58	3,343,873
2006	10.22	10.93	2,321,254
2005	10.00	10.22	875,169

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	17.58	17.54	3,783,192
2014	16.66	17.58	3,132,324
2013	13.66	16.66	2,079,180
2012	11.86	13.66	1,650,660
2011	12.69	11.86	1,871,176
2010	10.94	12.69	1,699,286
2009	8.27	10.94	1,857,538
2008	12.92	8.27	2,168,969
2007	10.90	12.92	1,127,224
2006	10.24	10.90	590,490
2005	10.00	10.24	105,964

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Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	19.48	19.53	37,482,973
2014	17.72	19.48	28,478,045
2013	14.86	17.72	22,525,495
2012	12.96	14.86	16,113,790
2011	13.49	12.96	14,520,594
2010	11.46	13.49	13,239,282
2009	8.30	11.46	14,902,287
2008	12.60	8.30	15,736,949
2007	11.60	12.60	15,037,047
2006	10.43	11.60	6,904,445
2005	10.00	10.43	1,278,433

Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	22.38	23.36	3,578,165
2014	20.47	22.38	1,886,144
2013	14.55	20.47	2,718,024
2012	12.01	14.55	1,034,262
2011	12.26	12.01	582,249
2010	9.37	12.26	1,046,576
2009	6.80	9.37	379,214
2008	10.34	6.80	176,614
2007	11.30	10.34	198,312
2006	10.06	11.30	360,344
2005	10.00	10.06	21,310

Fidelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		20.91	22.82	4,894,398
2014		18.14	20.91	3,928,723
2013		14.94	18.14	4,297,781
2012		12.99	14.94	3,557,457
2011		12.05	12.99	1,819,333
2010		10.49	12.05	776,414
2009		8.72	10.49	841,138
2008		11.12	8.72	1,421,264
2007	*	10.00	11.12	335,116

*  Period from 05/01/2007 to 12/31/2007

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Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	20.73	20.80	31,485,826
2014	18.58	20.73	30,477,718
2013	14.20	18.58	29,565,831
2012	12.24	14.20	27,836,841
2011	12.60	12.24	27,416,036
2010	10.79	12.60	26,980,360
2009	7.97	10.79	33,563,171
2008	13.92	7.97	35,196,855
2007	11.88	13.92	33,303,074
2006	10.67	11.88	23,590,259
2005	10.00	10.67	7,627,591

Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		16.75	16.38	5,599,152
2014		15.97	16.75	4,943,115
2013		11.59	15.97	5,717,623
2012		9.77	11.59	2,882,331
2011		9.92	9.77	2,699,282
2010		7.93	9.92	2,526,993
2009		6.51	7.93	2,627,446
2008		9.87	6.51	2,242,262
2007		10.14	9.87	1,875,175
2006	*	10.00	10.14	936,933

*  Period from 05/01/2006 to 12/31/2006

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	22.48	22.70	3,927,916
2014	20.34	22.48	3,353,683
2013	14.72	20.34	2,705,551
2012	12.05	14.72	1,461,418
2011	12.40	12.05	1,111,733
2010	10.51	12.40	1,206,153
2009	7.75	10.51	1,443,396
2008	13.22	7.75	1,711,308
2007	12.40	13.22	2,216,643
2006	10.92	12.40	1,669,248
2005	10.00	10.92	650,767

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Fidelity VIP Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		8.59	7.71	1,636,216
2014		8.50	8.59	1,653,199
2013		8.21	8.50	1,758,457
2012		7.21	8.21	1,756,194
2011		9.15	7.21	2,251,236
2010		7.79	9.15	2,556,263
2009		4.45	7.79	3,596,312
2008	*	10.00	4.45	594,009

*  Period from 05/01/08 to 12/31/08

Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	15.84	12.55	4,004,894
2014	18.18	15.84	3,497,106
2013	14.66	18.18	3,144,460
2012	14.01	14.66	3,542,312
2011	14.79	14.01	4,534,678
2010	12.43	14.79	4,504,436
2009	8.43	12.43	6,284,606
2008	18.50	8.43	6,009,073
2007	12.71	18.50	6,380,335
2006	10.92	12.71	3,821,679
2005	10.00	10.92	1,443,135

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	17.21	16.47	8,946,205
2014	15.88	17.21	9,874,424
2013	12.44	15.88	10,271,453
2012	10.63	12.44	8,542,254
2011	10.57	10.63	8,592,085
2010	9.21	10.57	8,230,257
2009	7.10	9.21	11,334,553
2008	12.42	7.10	13,030,463
2007	12.28	12.42	15,009,995
2006	10.25	12.28	11,422,433
2005	10.00	10.25	2,998,141

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Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	10.80	10.38	3,603,985
2014	9.78	10.80	3,213,299
2013	7.33	9.78	3,029,537
2012	5.73	7.33	2,048,981
2011	7.22	5.73	1,331,933
2010	6.75	7.22	1,776,191
2009	5.31	6.75	2,161,254
2008	10.69	5.31	2,059,335
2007	12.40	10.69	890,903
2006	10.71	12.40	963,779
2005	10.00	10.71	176,435

Fidelity VIP Floating Rate High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	9.93	9.90	4,276,003
2014	10.00	9.93	2,950,429

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		14.04	14.00	26,421,374
2014		13.52	14.04	26,485,680
2013		12.83	13.52	24,518,470
2012		12.18	12.83	23,463,433
2011		11.94	12.18	19,405,310
2010		11.13	11.94	13,130,210
2009		10.12	11.13	12,172,701
2008		11.06	10.12	10,172,436
2007		10.45	11.06	7,577,333
2006	*	10.00	10.45	1,551,819

*  Period from 05/01/06 to 12/31/06

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Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		15.17	15.15	44,463,260
2014		14.47	15.17	42,569,590
2013		12.62	14.47	39,144,256
2012		11.49	12.62	32,867,518
2011		11.57	11.49	29,435,891
2010		10.36	11.57	24,946,007
2009		8.73	10.36	25,246,480
2008		11.31	8.73	23,898,069
2007		10.59	11.31	21,509,228
2006	*	10.00	10.59	7,775,530

*  Period from 05/01/06 to 12/31/06

Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		14.09	14.12	32,438,274
2014		13.40	14.09	28,643,253
2013		11.33	13.40	23,337,145
2012		10.18	11.33	16,986,450
2011		10.41	10.18	13,862,903
2010		9.19	10.41	8,250,419
2009		7.52	9.19	5,451,702
2008	*	10.00	7.52	3,007,545

*  Period from 05/01/08 to 12/31/08

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		15.35	15.39	39,792,321
2014		14.64	15.35	35,952,046
2013		12.05	14.64	30,720,781
2012		10.67	12.05	26,491,205
2011		11.02	10.67	26,083,771
2010		9.66	11.02	23,990,224
2009		7.78	9.66	27,157,999
2008		11.48	7.78	28,124,851
2007		10.68	11.48	25,500,525
2006	*	10.00	10.68	9,636,213

*  Period from 5/1/2006 to 12/31/2006

FPRA

33

Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		15.28	15.31	13,215,613
2014		14.55	15.28	11,785,521
2013		11.42	14.55	10,248,121
2012		10.04	11.42	8,773,679
2011		10.62	10.04	9,790,850
2010		9.16	10.62	9,024,552
2009		7.15	9.16	10,267,820
2008		11.59	7.15	10,391,054
2007		10.70	11.59	9,167,550
2006	*	10.00	10.70	3,466,268

*  Period from 5/1/2006 to 12/31/2006

Fidelity VIP Government Money Market Subaccount*

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	11.37	11.34	45,559,797
2014	11.39	11.37	43,738,025
2013	11.42	11.39	45,967,464
2012	11.44	11.42	41,207,237
2011	11.46	11.44	45,466,765
2010	11.46	11.46	43,582,737
2009	11.41	11.46	69,472,560
2008	11.10	11.41	130,232,042
2007	10.59	11.10	99,607,757
2006	10.13	10.59	49,130,393
2005	10.00	10.13	11,524,864

*  Prior to December 1, 2015, the portfolio was known as the Fidelity VIP Money Market

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	19.81	21.16	6,206,969
2014	17.86	19.81	5,657,451
2013	13.14	17.86	5,101,432
2012	11.50	13.14	5,175,602
2011	11.51	11.50	5,297,267
2010	9.30	11.51	5,031,233
2009	7.28	9.30	6,334,599
2008	13.82	7.28	9,025,967
2007	10.93	13.82	9,431,517
2006	10.27	10.93	5,052,277
2005	10.00	10.27	1,803,239

FPRA

34

Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	19.54	19.04	4,727,422
2014	17.75	19.54	5,138,320
2013	13.33	17.75	3,973,156
2012	11.28	13.33	2,405,657
2011	11.14	11.28	1,780,175
2010	9.73	11.14	1,615,267
2009	7.67	9.73	2,068,110
2008	13.22	7.67	2,496,680
2007	11.83	13.22	2,157,470
2006	10.50	11.83	1,262,971
2005	10.00	10.50	442,764

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	20.55	21.63	6,633,556
2014	18.38	20.55	3,277,366
2013	13.37	18.38	3,533,282
2012	11.21	13.37	3,332,221
2011	11.00	11.21	2,823,974
2010	8.92	11.00	2,271,041
2009	6.14	8.92	2,713,807
2008	13.70	6.14	1,056,316
2007	11.16	13.70	1,422,323
2006	10.63	11.16	534,023
2005	10.00	10.63	395,529

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	33.72	35.75	11,556,887
2014	25.47	33.72	10,098,772
2013	16.37	25.47	7,969,789
2012	13.60	16.37	4,041,322
2011	12.59	13.60	2,970,266
2010	10.77	12.59	1,625,294
2009	8.15	10.77	1,912,488
2008	12.06	8.15	2,492,125
2007	10.99	12.06	1,872,877
2006	10.38	10.99	1,366,037
2005	10.00	10.38	672,323

FPRA

35

Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	17.66	16.96	9,927,232
2014	17.50	17.66	10,905,665
2013	16.56	17.50	11,853,032
2012	14.53	16.56	11,623,371
2011	14.03	14.53	8,551,314
2010	12.33	14.03	7,783,064
2009	8.60	12.33	10,311,369
2008	11.49	8.60	8,134,253
2007	11.23	11.49	6,700,428
2006	10.12	11.23	5,387,089
2005	10.00	10.12	1,314,867

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	19.79	20.00	33,355,488
2014	17.47	19.79	27,983,349
2013	13.24	17.47	22,797,934
2012	11.45	13.24	16,934,828
2011	11.25	11.45	15,331,492
2010	9.81	11.25	14,445,690
2009	7.76	9.81	19,394,904
2008	12.36	7.76	21,161,595
2007	11.75	12.36	17,249,789
2006	10.18	11.75	11,110,059
2005	10.00	10.18	3,586,151

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	26.10	25.52	1,999,396
2014	24.65	26.10	2,357,283
2013	17.68	24.65	2,734,807
2012	14.82	17.68	1,562,283
2011	15.59	14.82	1,854,224
2010	11.93	15.59	1,854,549
2009	8.54	11.93	1,857,466
2008	14.24	8.54	1,809,822
2007	12.09	14.24	1,651,321
2006	10.50	12.09	977,250
2005	10.00	10.50	170,978

FPRA

36

Fidelity VIP International Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	15.43	15.88	4,888,730
2014	15.04	15.43	3,601,682
2013	12.41	15.04	3,047,331
2012	9.89	12.41	1,875,406
2011	11.34	9.89	1,556,115
2010	9.83	11.34	1,706,316
2009	6.33	9.83	2,346,909
2008	12.86	6.33	2,031,306
2007	12.28	12.86	2,681,015
2006	10.77	12.28	1,809,831
2005	10.00	10.77	861,839

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	15.23	15.08	19,168,916
2014	14.42	15.23	17,840,165
2013	14.72	14.42	15,387,787
2012	13.95	14.72	20,720,825
2011	13.04	13.95	18,241,394
2010	12.12	13.04	17,304,391
2009	10.50	12.12	24,871,886
2008	10.88	10.50	20,483,616
2007	10.46	10.88	15,944,880
2006	10.05	10.46	10,241,325
2005	10.00	10.05	2,792,174

Fidelity VIP Investor Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	15.56	15.47	717,965
2014	14.96	15.56	841,183
2013	13.67	14.96	725,495
2012	12.50	13.67	617,170
2011	12.53	12.50	559,618
2010	11.27	12.53	588,572
2009	9.21	11.27	611,283
2008	12.14	9.21	622,468
2007	11.21	12.14	607,608
2006	10.24	11.21	379,484
2005	10.00	10.24	176,756
FPRA

37

Fidelity VIP Investor Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	16.57	16.47	2,715,785
2014	15.88	16.57	2,791,338
2013	14.04	15.88	2,750,794
2012	12.59	14.04	2,809,294
2011	12.66	12.59	2,840,318
2010	11.25	12.66	3,145,768
2009	9.09	11.25	3,491,918
2008	12.14	9.09	4,116,933
2007	11.21	12.14	4,313,329
2006	10.26	11.21	2,570,754
2005	10.00	10.26	950,391

Fidelity VIP Investor Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	16.87	16.77	4,238,479
2014	16.16	16.87	4,403,052
2013	14.17	16.16	4,379,172
2012	12.67	14.17	4,068,644
2011	12.75	12.67	3,978,615
2010	11.30	12.75	3,844,470
2009	9.05	11.30	4,437,914
2008	12.44	9.05	4,871,606
2007	11.42	12.44	4,475,895
2006	10.32	11.42	3,210,150
2005	10.00	10.32	651,075

Fidelity VIP Investor Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	16.88	16.78	7,547,298
2014	16.16	16.88	7,718,068
2013	13.97	16.16	6,880,585
2012	12.36	13.97	6,117,316
2011	12.53	12.36	5,658,625
2010	10.97	12.53	5,223,713
2009	8.54	10.97	5,950,156
2008	12.72	8.54	6,231,246
2007	11.57	12.72	5,410,148
2006	10.37	11.57	3,741,303
2005	10.00	10.37	1,039,588

FPRA

38

Fidelity VIP Investor Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	17.67	17.57	6,031,490
2014	16.87	17.67	5,082,831
2013	14.10	16.87	4,389,765
2012	12.28	14.10	3,394,264
2011	12.60	12.28	2,880,389
2010	10.91	12.60	2,442,154
2009	8.42	10.91	2,439,002
2008	12.83	8.42	2,398,848
2007	11.65	12.83	2,039,666
2006	10.40	11.65	1,174,503
2005	10.00	10.40	206,213

Fidelity VIP Investor Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	17.39	17.29	6,193,969
2014	16.63	17.39	5,518,526
2013	13.70	16.63	4,747,244
2012	11.89	13.70	3,647,478
2011	12.26	11.89	3,169,791
2010	10.58	12.26	2,722,230
2009	8.06	10.58	2,705,337
2008	13.06	8.06	2,846,134
2007	11.77	13.06	2,180,516
2006	10.43	11.77	1,149,901
2005	10.00	10.43	439,594

Fidelity VIP Investor Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	14.69	14.60	3,002,336
2014	14.19	14.69	2,821,693
2013	13.49	14.19	2,695,871
2012	12.70	13.49	1,994,868
2011	12.53	12.70	1,629,562
2010	11.69	12.53	1,642,717
2009	10.20	11.69	1,570,483
2008	11.43	10.20	1,514,842
2007	10.81	11.43	1,643,503
2006	10.14	10.81	958,301
2005	10.00	10.14	234,350

FPRA

39

Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		18.31	16.61	1,101,036
2014		18.30	18.31	1,386,252
2013		15.03	18.30	1,512,655
2012		12.55	15.03	1,832,389
2011		13.72	12.55	2,079,291
2010		10.71	13.72	2,199,477
2009		6.03	10.71	3,027,697
2008		11.40	6.03	1,178,584
2007	*	10.00	11.40	643,425

*  Period from 05/01/2007 to 12/31/2007

Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	21.90	21.53	12,061,237
2014	20.68	21.90	11,538,524
2013	15.23	20.68	11,972,100
2012	13.31	15.23	11,610,782
2011	14.94	13.31	13,346,588
2010	11.63	14.94	13,706,193
2009	8.33	11.63	15,840,387
2008	13.80	8.33	16,196,329
2007	11.99	13.80	16,508,613
2006	10.67	11.99	12,345,307
2005	10.00	10.67	4,406,357

Fidelity VIP Overseas Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	14.36	14.83	7,150,843
2014	15.68	14.36	6,161,379
2013	12.05	15.68	6,366,180
2012	10.02	12.05	5,952,246
2011	12.14	10.02	6,706,640
2010	10.76	12.14	6,810,585
2009	8.53	10.76	9,213,388
2008	15.24	8.53	10,333,031
2007	13.04	15.24	11,592,191
2006	11.08	13.04	6,984,118
2005	10.00	11.08	2,174,617

FPRA

40

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	20.90	21.61	4,842,104
2014	16.12	20.90	4,833,786
2013	15.87	16.12	4,162,632
2012	13.44	15.87	4,267,723
2011	12.47	13.44	3,039,740
2010	9.60	12.47	2,826,046
2009	6.99	9.60	2,931,071
2008	11.67	6.99	3,006,425
2007	14.23	11.67	2,514,862
2006	10.45	14.23	3,094,808
2005	10.00	10.45	655,914

Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	17.23	16.90	25,789,294
2014	16.68	17.23	27,653,942
2013	16.68	16.68	27,839,352
2012	15.13	16.68	32,932,829
2011	14.51	15.13	27,119,466
2010	13.27	14.51	22,121,005
2009	10.22	13.27	25,369,923
2008	11.43	10.22	21,024,112
2007	10.86	11.43	18,325,020
2006	10.09	10.86	8,631,464
2005	10.00	10.09	2,134,260

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	24.40	25.82	4,289,511
2014	21.87	24.40	3,399,240
2013	17.16	21.87	2,745,231
2012	14.64	17.16	2,799,477
2011	16.30	14.64	2,836,042
2010	12.80	16.30	3,089,876
2009	6.55	12.80	4,036,088
2008	13.36	6.55	1,783,810
2007	11.63	13.36	2,356,877
2006	10.78	11.63	1,303,834
2005	10.00	10.78	508,174

FPRA

41

Fidelity VIP Telecommunications Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		13.12	13.39	823,962
2014		12.71	13.12	680,933
2013		10.50	12.71	748,972
2012		8.78	10.50	601,168
2011		8.98	8.78	382,670
2010		7.66	8.98	339,691
2009		5.20	7.66	419,363
2008		9.91	5.20	186,431
2007	*	10.00	9.91	174,137

*  Period from 05/01/2007 to 12/31/2007

Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	22.87	20.35	1,610,146
2014	18.85	22.87	2,162,429
2013	15.62	18.85	1,526,350
2012	14.59	15.62	1,525,814
2011	12.93	14.59	1,700,910
2010	11.67	12.93	1,016,925
2009	10.16	11.67	1,188,966
2008	15.82	10.16	1,669,662
2007	13.16	15.82	2,019,921
2006	10.03	13.16	1,212,753
2005	10.00	10.03	104,437

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	18.26	18.07	3,633,429
2014	16.45	18.26	3,246,112
2013	12.45	16.45	2,496,044
2012	10.33	12.45	1,709,451
2011	10.63	10.33	1,877,102
2010	9.05	10.63	2,361,622
2009	6.37	9.05	3,024,805
2008	11.95	6.37	2,419,565
2007	11.74	11.95	2,884,699
2006	10.28	11.74	1,678,696
2005	10.00	10.28	664,719

FPRA

42

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	19.30	18.66	2,722,604
2014	18.14	19.30	2,187,624
2013	13.94	18.14	2,735,274
2012	10.98	13.94	2,676,668
2011	12.09	10.98	2,338,143
2010	9.58	12.09	2,492,874
2009	6.10	9.58	3,615,493
2008	12.53	6.10	3,164,073
2007	11.90	12.53	4,461,986
2006	10.27	11.90	2,492,402
2005	10.00	10.27	563,497

BlackRock Global Allocation V.I. Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		11.82	11.69	9,736,562
2014		11.62	11.82	9,776,829
2013		10.17	11.62	7,945,272
2012	*	9.90	10.17	2,782,600

*  Period from 4/30/2012 to 12/31/2012

Franklin U.S. Government Securities VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		10.20	10.23	3,057,336
2014		9.89	10.20	2,035,357
2013		10.15	9.89	1,676,226
2012	*	10.05	10.15	2,588,018

*  Period from 4/30/2012 to 12/31/2012

Templeton Global Bond VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		11.10	10.60	5,949,978
2014		10.93	11.10	6,783,230
2013		10.78	10.93	5,931,728
2012	*	10.00	10.78	2,718,672

*  Period from 4/30/2012 to 12/31/2012

FPRA

43

Invesco V.I. Global Core Equity Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		11.19	11.00	662,608
2014		11.14	11.19	673,331
2013		9.12	11.14	730,192
2012		8.03	9.12	541,960
2011		9.04	8.03	687,120
2010		8.17	9.04	627,923
2009		7.06	8.17	800,430
2008		11.82	7.06	931,410
2007		11.11	11.82	1,175,239
2006	*	10.00	11.11	701,638

*  Period from 05/01/2006 to 12/31/2006

Lazard Retirement Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		14.83	11.85	3,290,813
2014		15.55	14.83	3,892,901
2013		15.75	15.55	4,398,498
2012		12.90	15.75	4,879,719
2011		15.74	12.90	5,348,329
2010		12.82	15.74	5,702,056
2009		7.55	12.82	5,394,454
2008		14.72	7.55	3,878,690
2007		11.05	14.72	4,179,420
2006	*	10.00	11.05	1,369,525

*  Period from 5/1/2006 to 12/31/2006

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		16.32	16.09	3,143,915
2014		15.89	16.32	3,830,804
2013		17.46	15.89	4,622,592
2012		14.84	17.46	6,691,845
2011		13.90	14.84	4,044,461
2010		12.70	13.90	3,442,774
2009		9.78	12.70	2,502,095
2008		11.53	9.78	1,539,245
2007		10.85	11.53	1,543,526
2006	*	10.00	10.85	528,749

*  Period from 05/01/2006 to 12/31/2006

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Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		12.53	11.16	1,371,681
2014		13.15	12.53	1,617,138
2013		13.32	13.15	2,035,444
2012		11.13	13.32	2,379,173
2011		13.65	11.13	2,812,884
2010		11.49	13.65	3,695,903
2009		6.78	11.49	4,964,215
2008		15.68	6.78	4,830,811
2007		11.19	15.68	7,732,205
2006	*	10.00	11.19	2,406,387

*  Period from 05/01/2006 to 12/31/2006

Morgan Stanley Global Strategist Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		12.40	11.58	1,055,579
2014		12.17	12.40	1,293,115
2013		10.52	12.17	1,026,726
2012		9.27	10.52	979,330
2011		9.64	9.27	1,130,061
2010		9.15	9.64	1,542,657
2009		6.92	9.15	2,611,156
2008		12.53	6.92	2,810,210
2007		10.96	12.53	3,479,667
2006	*	10.00	10.96	1,933,590

*  Period from 05/01/2006 to 12/31/2006

PIMCO VIT CommodityRealReturn Strategy Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		7.07	5.24	964,357
2014		8.68	7.07	946,436
2013		10.20	8.68	949,914
2012	*	10.01	10.20	846,293

*  Period from 4/30/2012 to 12/31/2012

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PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		11.38	11.39	16,623,994
2014		11.32	11.38	18,194,847
2013		11.36	11.32	20,154,363
2012		10.76	11.36	21,315,779
2011		10.67	10.76	17,433,769
2010		10.15	10.67	12,675,058
2009	*	10.00	10.15	7,074,005

*  Period from 09/30/2009 to 12/31/2009

PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		12.49	12.13	6,584,270
2014		12.15	12.49	7,955,388
2013		13.42	12.15	10,374,566
2012		12.37	13.42	18,226,896
2011		11.10	12.37	12,793,349
2010		10.29	11.10	5,994,647
2009	*	10.00	10.29	3,370,528

*  Period from 09/30/2009 to 12/31/2009

PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		12.56	12.58	20,364,636
2014		12.07	12.56	21,086,325
2013		12.35	12.07	25,210,059
2012		11.29	12.35	30,949,235
2011		10.93	11.29	20,457,985
2010		10.13	10.93	13,552,966
2009	*	10.00	10.13	6,465,357

*  Period from 09/30/2009 to 12/31/2009

Any Subaccounts that were not part of the Variable Account in 2015 are not reported in the above table.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

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Appendix B: Table of Accumulation Unit Values

Accumulation Unit Values
Fidelity Investments Variable Annuity Account I
Condensed Financial Information

Accumulation unit values below reflect Total Separate Account Annual Fees of 0.35% prior to 9/7/10 and 0.25% thereafter

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	20.90	20.86	630,192
2014	19.82	20.90	705,542
2013	17.18	19.82	678,977
2012	15.32	17.18	751,065
2011	15.79	15.32	924,419
2010	13.87	15.79	1,081,728
2009	10.79	13.87	589,716

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	23.40	23.34	247,379
2014	22.17	23.40	249,469
2013	18.17	22.17	244,523
2012	15.79	18.17	218,115
2011	16.88	15.79	269,460
2010	14.57	16.88	295,453
2009	11.02	14.57	210,288

Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	26.83	26.91	2,679,975
2014	24.41	26.83	2,465,327
2013	20.47	24.41	2,253,483
2012	17.85	20.47	1,854,441
2011	18.58	17.85	1,986,528
2010	15.80	18.58	1,849,881
2009	11.45	15.80	834,704

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Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	40.45	42.23	242,159
2014	37.01	40.45	164,688
2013	26.30	37.01	295,138
2012	21.71	26.30	98,468
2011	22.16	21.71	60,865
2010	16.95	22.16	161,401
2009	12.31	16.95	18,607

FIdelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	26.16	28.55	474,716
2014	22.71	26.16	438,464
2013	18.69	22.71	489,545
2012	16.25	18.69	433,839
2011	15.07	16.25	338,385
2010	13.14	15.07	141,295
2009	10.93	13.14	53,906

Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	29.87	29.97	3,159,257
2014	26.77	29.87	3,277,034
2013	20.46	26.77	3,388,918
2012	17.63	20.46	3,240,377
2011	18.15	17.63	3,576,199
2010	15.55	18.15	3,901,556
2009	11.50	15.55	2,168,114

Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	31.08	30.38	425,956
2014	29.63	31.08	451,117
2013	21.50	29.63	558,879
2012	18.12	21.50	371,891
2011	18.41	18.12	453,166
2010	14.72	18.41	441,387
2009	12.10	14.72	204,334

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Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	33.96	34.29	289,020
2014	30.73	33.96	274,247
2013	22.24	30.73	266,799
2012	18.20	22.24	165,546
2011	18.74	18.20	159,257
2010	15.90	18.74	161,530
2009	11.73	15.90	83,963

Fidelity VIP Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	22.92	20.56	133,183
2014	22.68	22.92	156,380
2013	21.89	22.68	195,080
2012	19.22	21.89	267,339
2011	24.41	19.22	326,722
2010	20.79	24.41	373,007
2009	11.88	20.79	417,478

Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	21.09	16.71	342,517
2014	24.21	21.09	344,921
2013	19.51	24.21	355,007
2012	18.64	19.51	399,682
2011	19.69	18.64	546,257
2010	16.56	19.69	514,662
2009	11.24	16.56	321,464

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	28.41	27.20	687,663
2014	26.22	28.41	794,703
2013	20.53	26.22	885,181
2012	17.56	20.53	755,016
2011	17.44	17.56	765,009
2010	15.21	17.44	771,126
2009	11.73	15.21	429,706

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Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	27.12	26.06	193,333
2014	24.55	27.12	195,110
2013	18.40	24.55	218,198
2012	14.37	18.40	114,006
2011	18.12	14.37	94,839
2010	16.95	18.12	107,148
2009	13.36	16.95	41,147

Fidelity VIP Floating Rate High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	9.93	9.90	406,058
2014	10.00	9.93	332,558

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	14.55	14.51	4,795,588
2014	14.01	14.55	5,347,207
2013	13.30	14.01	6,099,824
2012	12.63	13.30	7,150,686
2011	12.37	12.63	7,208,941
2010	11.55	12.37	6,971,892
2009	10.51	11.55	3,460,561

Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	18.95	18.93	6,774,401
2014	18.07	18.95	7,392,703
2013	15.77	18.07	7,687,517
2012	14.36	15.77	7,519,285
2011	14.45	14.36	7,892,202
2010	12.96	14.45	7,865,472
2009	10.93	12.96	4,373,362

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Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	20.72	20.76	3,643,868
2014	19.71	20.72	4,046,212
2013	16.66	19.71	4,210,047
2012	14.97	16.66	4,148,743
2011	15.31	14.97	4,098,681
2010	13.52	15.31	4,120,307
2009	11.08	13.52	2,129,825

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	22.02	22.07	4,419,450
2014	20.99	22.02	4,492,085
2013	17.29	20.99	4,503,303
2012	15.31	17.29	4,709,415
2011	15.80	15.31	5,044,629
2010	13.87	15.80	5,222,998
2009	11.18	13.87	3,149,297

Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	24.39	24.42	1,126,465
2014	23.22	24.39	1,330,881
2013	18.22	23.22	1,364,913
2012	16.01	18.22	1,195,043
2011	16.95	16.01	1,281,344
2010	14.63	16.95	1,282,298
2009	11.42	14.63	764,014

Fidelity VIP Government Money Market Subaccount*

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	9.97	9.94	6,689,987
2014	9.99	9.97	5,754,614
2013	10.01	9.99	7,072,885
2012	10.03	10.01	6,235,896
2011	10.04	10.03	8,244,096
2010	10.05	10.04	8,440,285
2009	10.02	10.05	12,143,123

*  Prior to December 1, 2015, the portfolio was known as the Fidelity VIP Money Market

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Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	30.65	32.74	396,328
2014	27.63	30.65	413,672
2013	20.34	27.63	397,924
2012	17.79	20.34	455,729
2011	17.81	17.79	499,221
2010	14.40	17.81	497,464
2009	11.28	14.40	246,253

Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	28.72	27.99	419,975
2014	26.10	28.72	504,375
2013	19.60	26.10	480,783
2012	16.58	19.60	290,021
2011	16.38	16.58	232,898
2010	14.32	16.38	254,352
2009	11.30	14.32	110,927

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	38.05	40.06	345,262
2014	34.03	38.05	210,080
2013	24.76	34.03	248,716
2012	20.77	24.76	278,998
2011	20.37	20.77	263,058
2010	16.52	20.37	159,203
2009	11.39	16.52	99,828

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	47.29	50.14	1,047,318
2014	35.72	47.29	1,120,742
2013	22.95	35.72	941,019
2012	19.07	22.95	541,174
2011	17.66	19.07	391,926
2010	15.11	17.66	186,887
2009	11.44	15.11	114,214
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Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	21.12	20.29	1,347,386
2014	20.93	21.12	1,670,489
2013	19.81	20.93	1,973,933
2012	17.38	19.81	2,160,853
2011	16.78	17.38	1,933,580
2010	14.76	16.78	2,113,722
2009	10.30	14.76	1,547,646

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	28.83	29.14	2,623,612
2014	25.45	28.83	2,554,507
2013	19.29	25.45	2,553,210
2012	16.68	19.29	1,981,880
2011	16.39	16.68	2,069,488
2010	14.30	16.39	2,101,958
2009	11.33	14.30	1,246,656

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	36.20	35.40	173,865
2014	34.19	36.20	226,835
2013	24.53	34.19	262,551
2012	20.55	24.53	141,286
2011	21.62	20.55	192,356
2010	16.56	21.62	236,230
2009	11.87	16.56	71,790

Fidelity VIP International Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	31.09	32.00	222,071
2014	30.29	31.09	200,619
2013	24.99	30.29	207,577
2012	19.92	24.99	135,929
2011	22.85	19.92	113,519
2010	19.82	22.85	130,574
2009	12.78	19.82	100,368

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Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	15.07	14.93	3,416,149
2014	14.28	15.07	3,691,543
2013	14.57	14.28	3,607,979
2012	13.80	14.57	5,613,950
2011	12.90	13.80	5,904,416
2010	12.01	12.90	6,481,067
2009	10.41	12.01	6,816,054

Fidelity VIP Investor Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	18.42	18.31	157,508
2014	17.71	18.42	173,555
2013	16.18	17.71	176,446
2012	14.80	16.18	130,886
2011	14.83	14.80	99,294
2010	13.36	14.83	95,615
2009	10.92	13.36	99,232

Fidelity VIP Investor Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	20.00	19.88	256,165
2014	19.17	20.00	282,587
2013	16.95	19.17	303,842
2012	15.19	16.95	295,121
2011	15.29	15.19	383,022
2010	13.58	15.29	433,478
2009	10.99	13.58	310,244

Fidelity VIP Investor Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	20.54	20.41	440,527
2014	19.67	20.54	517,589
2013	17.25	19.67	529,592
2012	15.42	17.25	563,794
2011	15.51	15.42	573,382
2010	13.77	15.51	524,850
2009	11.03	13.77	332,697

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Fidelity VIP Investor Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	22.12	21.99	806,518
2014	21.17	22.12	860,350
2013	18.30	21.17	897,683
2012	16.19	18.30	876,980
2011	16.42	16.19	867,010
2010	14.39	16.42	839,300
2009	11.21	14.39	445,777

Fidelity VIP Investor Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	23.65	23.51	679,829
2014	22.57	23.65	706,323
2013	18.86	22.57	719,710
2012	16.44	18.86	634,837
2011	16.86	16.44	601,202
2010	14.61	16.86	574,686
2009	11.28	14.61	293,237

Fidelity VIP Investor Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	24.56	24.43	530,606
2014	23.49	24.56	545,352
2013	19.35	23.49	573,691
2012	16.79	19.35	514,707
2011	17.32	16.79	515,834
2010	14.96	17.32	483,120
2009	11.41	14.96	214,534

Fidelity VIP Investor Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	15.07	14.98	233,978
2014	14.56	15.07	274,821
2013	13.84	14.56	345,570
2012	13.03	13.84	305,983
2011	12.86	13.03	325,591
2010	12.00	12.86	374,473
2009	10.49	12.00	428,331

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Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	37.13	33.67	118,256
2014	37.11	37.13	162,020
2013	30.47	37.11	170,969
2012	25.44	30.47	209,204
2011	27.81	25.44	256,389
2010	21.72	27.81	243,456
2009	12.25	21.72	137,085

Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	30.58	30.05	1,182,187
2014	28.86	30.58	1,295,129
2013	21.26	28.86	1,418,258
2012	18.58	21.26	1,450,824
2011	20.85	18.58	1,759,453
2010	16.25	20.85	1,968,201
2009	11.65	16.25	931,562

Fidelity VIP Overseas Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	19.54	20.18	696,430
2014	21.33	19.54	674,359
2013	16.40	21.33	768,094
2012	13.63	16.40	716,319
2011	16.52	13.63	894,839
2010	14.65	16.52	953,424
2009	11.63	14.65	435,058

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	44.58	46.09	352,115
2014	34.37	44.58	418,738
2013	33.85	34.37	418,686
2012	28.65	33.85	517,586
2011	26.59	28.65	401,220
2010	20.48	26.59	325,798
2009	14.94	20.48	163,182

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Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	17.82	17.48	5,870,870
2014	17.25	17.82	6,802,825
2013	17.24	17.25	7,570,822
2012	15.64	17.24	9,537,467
2011	15.00	15.64	9,824,792
2010	13.73	15.00	9,857,295
2009	10.59	13.73	7,439,054

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	43.53	46.06	368,882
2014	39.01	43.53	360,890
2013	30.62	39.01	299,352
2012	26.12	30.62	286,308
2011	29.07	26.12	331,636
2010	22.85	29.07	444,182
2009	11.70	22.85	330,918

FIdelity VIP Telecommunications Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	31.82	32.49	49,359
2014	30.82	31.82	30,731
2013	25.48	30.82	49,908
2012	21.28	25.48	53,576
2011	21.78	21.28	26,750
2010	18.60	21.78	42,420
2009	12.62	18.60	10,941

Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	23.30	20.73	228,109
2014	19.20	23.30	325,406
2013	15.92	19.20	246,727
2012	14.86	15.92	278,901
2011	13.17	14.86	427,047
2010	11.90	13.17	151,973
2009	10.36	11.90	76,228

FPRA

57

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	35.33	34.98	232,694
2014	31.83	35.33	205,337
2013	24.10	31.83	200,149
2012	19.99	24.10	171,506
2011	20.58	19.99	187,824
2010	17.53	20.58	187,102
2009	12.36	17.53	124,366

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	40.36	39.02	121,424
2014	37.93	40.36	123,867
2013	29.15	37.93	151,930
2012	22.97	29.15	177,496
2011	25.29	22.97	131,485
2010	20.05	25.29	175,445
2009	12.77	20.05	103,994

BlackRock Global Allocation V.I. Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		11.82	11.69	753,610
2014		11.62	11.82	902,516
2013		10.17	11.62	859,930
2012	*	9.90	10.17	243,960

*  Period from 4/30/2012 to 12/31/2012

Franklin U.S. Government Securities VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		10.20	10.23	252,540
2014		9.89	10.20	187,982
2013		10.15	9.89	160,877
2012	*	10.05	10.15	381,225

*  Period from 4/30/2012 to 12/31/2012

FPRA

58

Templeton Global Bond VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		11.10	10.60	498,461
2014		10.93	11.10	699,204
2013		10.78	10.93	738,890
2012	*	10.00	10.78	499,054

*  Period from 4/30/2012 to 12/31/2012

Invesco V.I. Global Core Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	17.95	17.65	34,203
2014	17.87	17.95	37,013
2013	14.62	17.87	52,174
2012	12.89	14.62	63,745
2011	14.50	12.89	65,703
2010	13.11	14.50	64,332
2009	11.34	13.11	40,175

Lazard Retirement Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	23.38	18.68	376,748
2014	24.51	23.38	489,156
2013	24.82	24.51	589,110
2012	20.34	24.82	702,833
2011	24.80	20.34	797,844
2010	20.22	24.80	1,059,019
2009	11.92	20.22	372,126

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	18.52	18.27	683,916
2014	18.04	18.52	879,820
2013	19.82	18.04	1,074,332
2012	16.84	19.82	1,677,124
2011	15.77	16.84	1,484,986
2010	14.42	15.77	1,404,228
2009	11.11	14.42	687,535

FPRA

59

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	21.68	19.32	83,782
2014	22.76	21.68	112,249
2013	23.05	22.76	133,493
2012	19.27	23.05	192,592
2011	23.62	19.27	252,332
2010	19.91	23.62	315,880
2009	11.76	19.91	275,821

Morgan Stanley Global Strategist Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	21.12	19.72	128,363
2014	20.72	21.12	176,780
2013	17.92	20.72	159,478
2012	15.78	17.92	132,360
2011	16.42	15.78	171,283
2010	15.59	16.42	208,972
2009	11.80	15.59	139,334

PIMCO VIT CommodityRealReturn Strategy Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		7.07	5.24	84,807
2014		8.68	7.07	100,143
2013		10.20	8.68	130,231
2012	*	10.01	10.20	102,745

*  Period from 4/30/2012 to 12/31/2012

PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		11.37	11.38	4,753,055
2014		11.31	11.37	5,558,760
2013		11.35	11.31	6,600,975
2012		10.75	11.35	7,990,946
2011		10.66	10.75	9,243,230
2010		10.15	10.66	10,015,240
2009	*	10.00	10.15	4,430,174

*  Period from 09/30/2009 to 12/31/2009

FPRA

60

PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		12.48	12.11	2,328,890
2014		12.14	12.48	2,715,113
2013		13.40	12.14	3,575,437
2012		12.36	13.40	6,632,051
2011		11.09	12.36	6,565,338
2010		10.29	11.09	5,743,275
2009	*	10.00	10.29	2,201,234

*  Period from 09/30/2009 to 12/31/2009

PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		12.55	12.57	6,696,878
2014		12.06	12.55	7,381,351
2013		12.33	12.06	9,480,848
2012		11.28	12.33	13,577,340
2011		10.92	11.28	13,897,608
2010		10.13	10.92	15,137,867
2009	*	10.00	10.13	6,454,957

*  Period from 09/30/2009 to 12/31/2009

Any Subaccounts that were not part of the Variable Account in 2015 are not reported in the above table.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

FPRA

61

Appendix C: Table of Accumulation Unit Values

Accumulation Unit Values
Fidelity Investments Variable Annuity Account I
Condensed Financial Information

Accumulation unit values below reflect Total Separate Account Annual Fees of 0.10% for contracts issued at 0.10% on or after 9/7/10 or converted to 0.10% on or after 12/13/10

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		14.78	14.77	3,213,641
2014		13.99	14.78	2,917,705
2013		12.11	13.99	1,923,279
2012		10.78	12.11	1,668,587
2011		11.10	10.78	1,644,434
2010	*	10.00	11.10	1,270,113

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		16.04	16.02	1,719,054
2014		15.17	16.04	1,257,354
2013		12.42	15.17	904,243
2012		10.77	12.42	595,425
2011		11.50	10.77	547,476
2010	*	10.00	11.50	276,795

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		16.80	16.87	14,526,318
2014		15.26	16.80	11,418,815
2013		12.78	15.26	8,061,135
2012		11.13	12.78	4,322,151
2011		11.57	11.13	3,461,055
2010	*	10.00	11.57	2,510,399

*  Period from 09/7/2010 to 12/31/2010

FPRA

62

Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		22.23	23.24	2,443,991
2014		20.30	22.23	1,362,705
2013		14.41	20.30	1,595,938
2012		11.88	14.41	507,338
2011		12.10	11.88	425,609
2010	*	10.00	12.10	502,995

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		19.55	21.37	3,232,874
2014		16.94	19.55	2,635,613
2013		13.93	16.94	2,243,920
2012		12.09	13.93	1,456,382
2011		11.20	12.09	968,502
2010	*	10.00	11.20	195,483

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		19.55	19.65	18,016,989
2014		17.49	19.55	16,016,408
2013		13.35	17.49	14,220,324
2012		11.49	13.35	10,503,396
2011		11.81	11.49	8,880,828
2010	*	10.00	11.81	7,182,077

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		21.03	20.59	3,385,178
2014		20.02	21.03	2,964,160
2013		14.51	20.02	3,090,296
2012		12.21	14.51	1,214,841
2011		12.39	12.21	1,194,782
2010	*	10.00	12.39	991,219

*  Period from 09/7/2010 to 12/31/2010

FPRA

63

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		21.36	21.59	2,388,555
2014		19.29	21.36	2,090,916
2013		13.94	19.29	1,768,186
2012		11.39	13.94	649,521
2011		11.71	11.39	430,913
2010	*	10.00	11.71	395,766

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		10.99	9.87	1,039,545
2014		10.86	10.99	883,505
2013		10.46	10.86	704,553
2012		9.18	10.46	679,562
2011		11.63	9.18	552,207
2010	*	10.00	11.63	708,862

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		14.16	11.23	3,010,890
2014		16.22	14.16	2,092,847
2013		13.06	16.22	1,902,797
2012		12.46	13.06	1,722,614
2011		13.14	12.46	1,834,995
2010	*	10.00	13.14	1,409,126

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		19.16	18.37	4,882,501
2014		17.66	19.16	5,261,669
2013		13.81	17.66	4,721,838
2012		11.79	13.81	3,334,547
2011		11.70	11.79	2,611,047
2010	*	10.00	11.70	2,079,377

*  Period from 09/7/2010 to 12/31/2010

FPRA

64

Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		17.27	16.62	2,304,111
2014		15.61	17.27	2,083,228
2013		11.68	15.61	1,227,734
2012		9.11	11.68	904,740
2011		11.47	9.11	354,380
2010	*	10.00	11.47	420,998

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Floating Rate High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	9.94	9.92	4,752,227
2014	10.00	9.94	3,670,200

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		12.27	12.26	12,278,357
2014		11.80	12.27	13,165,741
2013		11.18	11.80	11,025,579
2012		10.60	11.18	9,481,661
2011		10.37	10.60	6,581,274
2010	*	10.00	10.37	2,679,215

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		14.38	14.38	14,239,784
2014		13.69	14.38	13,738,224
2013		11.93	13.69	12,364,747
2012		10.84	11.93	7,898,351
2011		10.90	10.84	6,534,348
2010	*	10.00	10.90	3,917,725

*  Period from 09/7/2010 to 12/31/2010

FPRA

65

Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		15.12	15.17	11,448,084
2014		14.36	15.12	9,860,473
2013		12.12	14.36	7,145,445
2012		10.87	12.12	5,144,727
2011		11.11	10.87	4,799,482
2010	*	10.00	11.11	2,759,073

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		15.82	15.88	12,612,292
2014		15.05	15.82	11,782,636
2013		12.38	15.05	9,968,411
2012		10.94	12.38	6,341,406
2011		11.28	10.94	5,431,233
2010	*	10.00	11.28	3,334,068

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		16.70	16.75	4,925,343
2014		15.88	16.70	4,447,200
2013		12.44	15.88	3,866,078
2012		10.92	12.44	2,945,509
2011		11.54	10.92	3,671,065
2010	*	10.00	11.54	1,822,278

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Government Money Market Subaccount**

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		9.99	9.98	34,480,408
2014		10.00	9.99	28,774,855
2013		10.01	10.00	31,390,447
2012		10.01	10.01	21,048,733
2011		10.01	10.01	19,159,498
2010	*	10.00	10.01	14,570,311

*  Period from 09/7/2010 to 12/31/2010

**  Prior to December 1, 2015, the portfolio was known as the Fidelity VIP Money Market

FPRA

66

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		21.17	22.65	3,586,403
2014		19.06	21.17	3,096,645
2013		14.00	19.06	2,350,102
2012		12.23	14.00	1,680,390
2011		12.23	12.23	1,576,060
2010	*	10.00	12.23	1,158,302

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		20.91	20.40	2,329,897
2014		18.97	20.91	2,587,856
2013		14.22	18.97	1,877,816
2012		12.02	14.22	853,511
2011		853,511	12.02	603,514
2010	*	10.00	11.85	396,655

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		22.92	24.16	3,822,416
2014		20.46	22.92	2,279,850
2013		14.87	20.46	1,984,611
2012		12.45	14.87	1,366,826
2011		12.20	12.45	1,073,476
2010	*	10.00	12.20	477,182

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		32.24	34.23	8,376,056
2014		24.31	32.24	6,731,893
2013		15.60	24.31	4,597,695
2012		12.94	15.60	1,713,984
2011		11.96	12.94	1,225,650
2010	*	10.00	11.96	364,962

*  Period from 09/7/2010 to 12/31/2010

FPRA

67

Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		13.37	12.86	10,532,422
2014		13.23	13.37	11,238,346
2013		12.50	13.23	12,181,574
2012		10.95	12.50	10,414,111
2011		10.56	10.95	7,276,636
2010	*	10.00	10.56	5,675,989

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		20.50	20.75	23,832,082
2014		18.07	20.50	20,086,046
2013		13.68	18.07	14,622,029
2012		11.81	13.68	8,403,582
2011		11.59	11.81	6,213,123
2010	*	10.00	11.59	5,590,666

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		20.55	20.12	1,888,813
2014		19.37	20.55	1,919,173
2013		13.88	19.37	2,093,763
2012		11.61	13.88	773,592
2011		12.20	11.61	789,323
2010	*	10.00	12.20	843,586

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP International Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		16.26	16.76	3,940,360
2014		15.82	16.26	2,479,902
2013		13.03	15.82	1,807,929
2012		10.37	13.03	777,657
2011		11.88	10.37	490,430
2010	*	10.00	11.88	321,636

*  Period from 09/7/2010 to 12/31/2010

FPRA

68

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		11.72	11.63	16,760,413
2014		11.09	11.72	15,128,878
2013		11.30	11.09	10,210,408
2012		10.69	11.30	13,371,276
2011		9.97	10.69	10,146,201
2010	*	10.00	9.97	7,855,777

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investor Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		13.48	13.42	267,719
2014		12.94	13.48	264,711
2013		11.81	12.94	172,135
2012		10.78	11.81	151,552
2011		10.79	10.78	14,203
2010	*	10.00	10.79	18,452

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investor Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		14.36	14.30	282,069
2014		13.75	14.36	284,892
2013		12.14	13.75	462,536
2012		10.87	12.14	377,223
2011		10.91	10.87	425,880
2010	*	10.00	10.91	255,873

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investor Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		14.57	14.51	588,234
2014		13.94	14.57	567,520
2013		12.20	13.94	554,218
2012		10.90	12.20	351,103
2011		10.94	10.90	227,930
2010	*	10.00	10.94	467,279

*  Period from 09/7/2010 to 12/31/2010
FPRA

69

Fidelity VIP Investor Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		15.10	15.03	1,529,580
2014		14.43	15.10	1,478,539
2013		12.46	14.43	862,575
2012		11.01	12.46	771,343
2011		11.14	11.01	794,445
2010	*	10.00	11.14	600,022

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investor Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		15.95	15.88	1,524,144
2014		15.20	15.95	1,452,779
2013		12.68	15.20	1,084,225
2012		11.03	12.68	577,683
2011		11.30	11.03	292,770
2010	*	10.00	11.30	111,507

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investor Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		16.28	16.21	893,584
2014		15.55	16.28	746,862
2013		12.78	15.55	674,558
2012		11.08	12.78	192,639
2011		11.41	11.08	111,731
2010	*	10.00	11.41	78,278

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investor Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		12.24	12.18	1,106,743
2014		11.80	12.24	1,344,873
2013		11.20	11.80	1,078,747
2012		10.53	11.20	348,892
2011		10.38	10.53	320,517
2010	*	10.00	10.38	466,413

*  Period from 09/7/2010 to 12/31/2010

FPRA

70

Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		16.99	15.43	819,025
2014		16.96	16.99	995,379
2013		13.90	16.96	881,298
2012		11.59	13.90	841,634
2011		12.65	11.59	1,139,529
2010	*	10.00	12.65	1,133,684

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		17.13	16.87	9,824,098
2014		16.15	17.13	8,770,465
2013		11.88	16.15	7,766,265
2012		10.36	11.88	5,626,253
2011		11.62	10.36	5,778,480
2010	*	10.00	11.62	5,237,933

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Overseas Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		14.10	14.59	5,283,154
2014		15.37	14.10	4,127,877
2013		11.80	15.37	4,059,008
2012		9.79	11.80	2,225,953
2011		11.85	9.79	2,146,816
2010	*	10.00	11.85	1,766,211

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		18.31	18.96	4,302,629
2014		14.10	18.31	4,367,461
2013		13.86	14.10	3,236,437
2012		11.72	13.86	2,544,554
2011		10.86	11.72	1,878,065
2010	*	10.00	10.86	1,202,381

*  Period from 09/7/2010 to 12/31/2010

FPRA

71

Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		12.25	12.04	25,262,496
2014		11.84	12.25	25,673,950
2013		11.82	11.84	23,480,874
2012		10.71	11.82	24,364,107
2011		10.25	10.71	17,772,701
2010	*	10.00	10.25	10,866,980

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		18.73	19.85	4,682,866
2014		16.76	18.73	3,487,193
2013		13.14	16.76	2,328,432
2012		11.19	13.14	2,097,620
2011		12.44	11.19	1,840,583
2010	*	10.00	12.44	1,711,981

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Telecommunications Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		16.80	17.18	453,519
2014		16.25	16.80	253,168
2013		13.41	16.25	258,177
2012		11.19	13.41	226,020
2011		11.43	11.19	144,409
2010	*	10.00	11.43	90,445

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		18.66	16.63	902,075
2014		15.36	18.66	1,647,769
2013		12.71	15.36	870,902
2012		11.85	12.71	828,454
2011		10.49	11.85	983,632
2010	*	10.00	10.49	252,514

*  Period from 09/7/2010 to 12/31/2010

FPRA

72

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		20.16	19.99	1,975,295
2014		18.14	20.16	1,594,247
2013		13.71	18.14	985,284
2012		11.36	13.71	437,132
2011		11.67	11.36	441,247
2010	*	10.00	11.67	496,905

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		19.47	18.86	2,096,680
2014		18.28	19.47	1,679,670
2013		14.02	18.28	1,721,535
2012		11.04	14.02	1,171,599
2011		12.13	11.04	1,125,510
2010	*	10.00	12.13	1,013,077

*  Period from 09/7/2010 to 12/31/2010

BlackRock Global Allocation V.I. Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		11.87	11.76	5,390,100
2014		11.65	11.87	5,107,353
2013		10.18	11.65	3,811,892
2012	*	9.90	10.18	1,262,530

*  Period from 4/30/2012 to 12/31/2012

Franklin U.S. Government Securities VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		10.25	10.28	1,714,100
2014		9.92	10.25	1,399,708
2013		10.16	9.92	779,733
2012	*	10.05	10.16	1,360,121

*  Period from 4/30/2012 to 12/31/2012

FPRA

73

Templeton Global Bond VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		11.15	10.66	5,010,273
2014		10.96	11.15	5,598,456
2013		10.80	10.96	4,027,431
2012	*	10.00	10.80	1,663,740

*  Period from 4/30/2012 to 12/31/2012

Invesco V.I. Global Core Equity Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		14.08	13.86	305,654
2014		13.99	14.08	298,518
2013		11.44	13.99	287,468
2012		10.06	11.44	154,698
2011		11.30	10.06	201,376
2010	*	10.00	11.30	124,054

*  Period from 09/7/2010 to 12/31/2010

Lazard Retirement Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		10.85	8.68	3,588,436
2014		11.36	10.85	3,795,360
2013		11.49	11.36	3,822,141
2012		9.40	11.49	3,285,816
2011		11.45	9.40	2,671,804
2010	*	10.00	11.45	2,512,779

*  Period from 09/7/2010 to 12/31/2010

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		11.68	11.54	4,343,988
2014		11.36	11.68	5,110,675
2013		12.46	11.36	5,599,294
2012		10.57	12.46	7,309,702
2011		9.89	10.57	4,182,877
2010	*	10.00	9.89	2,764,837

*  Period from 09/7/2010 to 12/31/2010

FPRA

74

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		10.54	9.41	1,080,836
2014		11.05	10.54	1,074,401
2013		11.18	11.05	1,051,327
2012		9.33	11.18	966,794
2011		11.41	9.33	1,007,853
2010	*	10.00	11.41	1,339,159

*  Period from 09/7/2010 to 12/31/2010

Morgan Stanley Global Strategist Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		14.60	13.65	533,401
2014		14.31	14.60	653,735
2013		12.35	14.31	549,627
2012		10.86	12.35	382,077
2011		11.29	10.86	402,096
2010	*	10.00	11.29	517,079

*  Period from 09/7/2010 to 12/31/2010

PIMCO VIT CommodityRealReturn Strategy Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		7.09	5.27	1,133,981
2014		8.71	7.09	900,337
2013		10.22	8.71	906,087
2012	*	10.01	10.22	623,703

*  Period from 4/30/2012 to 12/31/2012

PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		10.82	10.85	16,502,756
2014		10.74	10.82	17,315,893
2013		10.77	10.74	18,096,714
2012		10.18	10.77	17,145,607
2011		10.08	10.18	14,804,326
2010	*	10.00	10.08	10,673,712

*  Period from 09/7/2010 to 12/31/2010

FPRA

75

PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		11.33	11.01	6,817,274
2014		11.00	11.33	7,576,167
2013		12.13	11.00	9,150,164
2012		11.17	12.13	14,577,815
2011		10.01	11.17	10,248,440
2010	*	10.00	10.01	4,921,538

*  Period from 09/7/2010 to 12/31/2010

PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		11.55	11.59	14,411,862
2014		11.08	11.55	14,445,978
2013		11.32	11.08	18,813,020
2012		10.34	11.32	23,200,870
2011		9.99	10.34	16,101,599
2010	*	10.00	9.99	9,517,443

*  Period from 09/7/2010 to 12/31/2010

Any Subaccounts that were not part of the Variable Account in 2015 are not reported in the above table.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

FPRA

76

Table of Contents of the Statement of Additional Information

Accumulation Units	2
Unavailability of Annuity Income Options in Certain Circumstances	2
IRS Required Distributions	2
Safekeeping of Variable Account Assets	3
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File No. 811-05315
FPRA-PRO-0416
1.819090.115

FPRA

77

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

FIDELITY PERSONAL RETIREMENT ANNUITY®
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2016

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Fidelity Investments Life Insurance Company through its Variable Annuity Account I (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2016 without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

Table of Contents
PAGE
Accumulation Units	2
Unavailability of Annuity Income Options in Certain Circumstances	2
IRS Required Distributions	2
Safekeeping of Variable Account Assets	3
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

FPRA-PTB-0416
1.819091.115

ACCUMULATION UNITS

We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the prospectus. Accumulation Units are adjusted for any exchanges or transfers into or out of a Subaccount.

For each variable Subaccount the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each variable Subaccount has a Net Investment Factor (also referred to as the "Total Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a)  Is the value of the assets at the end of the preceding Valuation Period;

(b)  Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;

(c)  Is the sum of:

(1)  The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus

(2)  The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Total Separate Account Fees as shown on page 3 of the Fee Table in the Prospectus.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee; or the executors or administrators of the Annuitant's estate.

IRS REQUIRED DISTRIBUTIONS

If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the person entitled to the proceeds as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If the death occurs on or after the Annuity Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract must be distributed within five years after the date of death, unless the following conditions are met: (1) The Beneficiaries' or surviving Owner's entire interest is payable over the Beneficiaries or surviving Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiaries or surviving Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, (2) the Beneficiary or surviving Owner is not a spouse of the deceased Owner, in which case the Beneficiary/surviving Owner may elect to have their entire interest paid over their lifetime in systematic withdrawals with distributions beginning within one year of the date of death (under this option, referred to as the Stretch Benefit Option, the Beneficiary/surviving Owner cannot make ad hoc partial withdrawals but can make a complete withdrawal of the remaining Contract Value at any time), or (3) the surviving Owner or Beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract, or their portion of the Contract, as the Owner. Federal tax law does not extend the spousal continuation right described in (3) to civil union partners. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner. Please note that in the event state escheatment laws require escheatment to the state before five years from the date of death of the Owner, a Beneficiary may not have a full five year distribution period to withdraw the Contract Value as described in the Contract.

If the Contract Owner is a trust or other "non-natural person," and the Annuitant dies before the Annuity Date, the required distribution upon death rules will apply.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contract is distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and Fidelity Investments Life. The offering of the contract is continuous, and we do not anticipate discontinuing offering the Contract. However, we reserve the right to discontinue offering the Contract.

STATE REGULATION

Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Lance A. Warrick, General Counsel of Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contract. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The consolidated financial statements of the Company as of December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015, and the financial statements of Fidelity Investments Variable Annuity Account I of the Company as of December 31, 2015 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 101 Seaport Boulevard, Boston, MA 02110.

FINANCIAL STATEMENTS

The consolidated financial statements of Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the financial statements of Fidelity Investments Life Insurance Company provided herein.

3

Fidelity® Investments

Variable Annuity Account I

Annual Report

December 31, 2015

This report and the financial statements contained herein are submitted for the general information of Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Government Money Market (b)	VIP – Government Money Market Investor Class (b)	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class	VIP – Growth	VIP – Growth Investor Class
Assets:
Investments at market value	$253,903	$934,805	$91,343	$331,219	$385,294	$255,795	$415,473	$225,542
Receivable from FILI	0	0	0	0	71	0	48	0
Total assets	253,903	934,805	91,343	331,219	385,365	255,795	415,521	225,542
Liabilities:
Payable to FILI	87	3	6	1	0	0	0	0
Total net assets	$253,816	$934,802	$91,337	$331,218	$385,365	$255,795	$415,521	$225,542
Net Assets:
Fidelity Retirement Reserves	$234,107	$0	$70,612	$0	$332,894	$0	$376,355	$0
Fidelity Income Advantage	19,709	0	20,725	0	52,471	0	39,166	0
Fidelity Personal Retirement	0	927,389	0	331,218	0	255,795	0	225,542
Fidelity Freedom Lifetime Income	0	3,212	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	4,201	0	0	0	0	0	0
Total net assets	$253,816	$934,802	$91,337	$331,218	$385,365	$255,795	$415,521	$225,542
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	11,178	0	1,556	0	3,758	0	3,340	0
Unit Value	$20.94	$0	$45.42	$0	$88.60	$0	$112.69	$0
Fidelity Income Advantage:
Units Outstanding	977	0	471	0	612	0	359	0
Unit Value	$20.25	$0	$43.92	$0	$85.68	$0	$108.98	$0
Fidelity Personal Retirement:
Units Outstanding	0	86,730	0	21,807	0	14,516	0	10,190
Highest Value	$0	$11.34	$0	$20.29	$0	$27.20	$0	$32.74
Lowest Value	$0	$9.94	$0	$12.86	$0	$16.47	$0	$21.16
Fidelity Freedom Lifetime Income:
Units Outstanding	0	294	0	0	0	0	0	0
Unit Value	$0	$10.93	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	438	0	0	0	0	0	0
Highest Unit Value	$0	$9.66	$0	$0	$0	$0	$0	$0
Lowest Unit Value	$0	$9.27	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	1	0	0	0	0	0	0
Highest Unit Value	$0	$9.53	$0	$0	$0	$0	$0	$0
Lowest Unit Value	$0	$9.17	$0	$0	$0	$0	$0	$0

(b)  Fund Name Change. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Overseas	VIP – Overseas, Investor Class (b)	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class	VIP – Asset Manager	VIP – Asset Manager Investor Class
Assets:
Investments at market value	$94,894	$197,176	$210,821	$534,974	$228,396	$168,447
Receivable from FILI	21	0	10	0	50	0
Total assets	94,915	197,176	210,831	534,974	228,446	168,447
Liabilities:
Payable to FILI	0	0	0	0	0	0
Total net assets	$94,915	$197,176	$210,831	$534,974	$228,446	$168,447
Net Assets:
Fidelity Retirement Reserves	$85,485	$0	$161,186	$0	$191,302	$0
Fidelity Income Advantage	9,430	0	49,645	0	37,144	0
Fidelity Personal Retirement	0	197,176	0	534,974	0	168,447
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$94,915	$197,176	$210,831	$534,974	$228,446	$168,447
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,913	0	3,999	0	3,656	0
Unit Value	$44.68	$0	$40.31	$0	$52.32	$0
Fidelity Income Advantage:
Units Outstanding	218	0	1,272	0	734	0
Unit Value	$43.21	$0	$38.99	$0	$50.59	$0
Fidelity Personal Retirement:
Units Outstanding	0	13,130	0	39,345	0	10,077
Highest Value	$0	$20.18	$0	$15.08	$0	$20.86
Lowest Value	$0	$14.59	$0	$11.63	$0	$14.77
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0

(b)  Fund Name Change. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class	VIP – Balanced	VIP – Balanced Investor Class
Assets:
Investments at market value	$1,692,104	$73,406	$99,671	$896,329	$1,103,578	$155,221	$2,062,772
Receivable from FILI	61	0	0	98	1	85	1
Total assets	1,692,165	73,406	99,671	896,427	1,103,579	155,306	2,062,773
Liabilities:
Payable to FILI	0	11	0	0	0	0	0
Total net assets	$1,692,165	$73,395	$99,671	$896,427	$1,103,579	$155,306	$2,062,773
Net Assets:
Fidelity Retirement Reserves	$398,798	$59,070	$0	$801,496	$0	$116,614	$0
Fidelity Income Advantage	55,198	14,325	0	94,931	0	38,692	0
Fidelity Personal Retirement	1,238,169	0	99,671	0	1,103,579	0	1,049,224
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	1,013,549
Total net assets	$1,692,165	$73,395	$99,671	$896,427	$1,103,579	$155,306	$2,062,773
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	6,454	1,700	0	10,778	0	4,179	0
Unit Value	$61.79	$34.74	$0	$74.36	$0	$27.90	$0
Fidelity Income Advantage:
Units Outstanding	923	427	0	1,319	0	1,431	0
Unit Value	$59.75	$33.59	$0	$71.91	$0	$26.98	$0
Fidelity Personal Retirement:
Units Outstanding	59,811	0	5,750	0	52,662	0	54,689
Highest Value	$29.14	$0	$23.34	$0	$29.97	$0	$26.91
Lowest Value	$20.00	$0	$16.02	$0	$19.65	$0	$16.87
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	42,899
Highest Value	$0	$0	$0	$0	$0	$0	$25.09
Lowest Value	$0	$0	$0	$0	$0	$0	$14.52
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	22,279
Highest Value	$0	$0	$0	$0	$0	$0	$24.82
Lowest Value	$0	$0	$0	$0	$0	$0	$14.33

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class
Assets:
Investments at market value	$32,737	$150,637	$116,303	$149,283	$92,378	$249,688	$326,029	$460,856
Receivable from FILI	7	0	11	0	0	0	83	0
Total assets	32,744	150,637	116,314	149,283	92,378	249,688	326,112	460,856
Liabilities:
Payable to FILI	0	0	0	0	36	0	0	0
Total net assets	$32,744	$150,637	$116,314	$149,283	$92,342	$249,688	$326,112	$460,856
Net Assets:
Fidelity Retirement Reserves	$27,433	$0	$94,377	$0	$76,817	$0	$271,884	$0
Fidelity Income Advantage	5,311	0	21,937	0	15,525	0	54,228	0
Fidelity Personal Retirement	0	150,637	0	149,283	0	249,688	0	460,856
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$32,744	$150,637	$116,314	$149,283	$92,342	$249,688	$326,112	$460,856
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,037	0	3,134	0	3,051	0	7,331	0
Unit Value	$26.47	$0	$30.12	$0	$25.18	$0	$37.09	$0
Fidelity Income Advantage:
Units Outstanding	205	0	752	0	638	0	1,507	0
Unit Value	$25.82	$0	$29.13	$0	$24.35	$0	$35.93	$0
Fidelity Personal Retirement:
Units Outstanding	0		0	7,477	0	10,801	0	23,068
Highest Value	$0		$0	$27.99	$0	$40.06	$0	$30.05
Lowest Value	$0		$0	$19.04	$0	$21.63	$0	$16.87
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Value Strategies	VIP – Value Strategies Investor Class	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Assets:
Investments at market value	$44,553	$95,079	$20,336	$52,489	$62,823	$220,710	$42,275	$89,810
Receivable from FILI	0	0	9	0	0	0	12	0
Total assets	44,553	95,079	20,345	52,489	62,823	220,710	42,287	89,810
Liabilities:
Payable to FILI	4	0	0	0	5	0	0	0
Total net assets	$44,549	$95,079	$20,345	$52,489	$62,818	$220,710	$42,287	$89,810
Net Assets:
Fidelity Retirement Reserves	$35,393	$0	$18,180	$0	$54,863	$0	$37,592	$0
Fidelity Income Advantage	9,156	0	2,165	0	7,955	0	4,695	0
Fidelity Personal Retirement	0	95,079	0	52,489	0	220,710	0	89,810
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$44,549	$95,079	$20,345	$52,489	$62,818	$220,710	$42,287	$89,810
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,554	0	923	0	2,372	0	1,801	0
Unit Value	$22.78	$0	$19.70	$0	$23.12	$0	$20.87	$0
Fidelity Income Advantage:
Units Outstanding	412	0	113	0	355	0	231	0
Unit Value	$22.22	$0	$19.13	$0	$22.46	$0	$20.27	$0
Fidelity Personal Retirement:
Units Outstanding	0	4,941	0	2,740	0	9,341	0	7,358
Highest Value	$0	$39.02	$0	$20.73	$0	$46.06	$0	$16.71
Lowest Value	$0	$18.66	$0	$16.63	$0	$19.85	$0	$11.23
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0
Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class
Assets:
Investments at market value	$204,036	$752,405	$18,763	$80,741	$32,729	$95,187	$37,038	$150,613
Receivable from FILI	0	0	5	0	11	0	17	0
Total assets	204,036	752,405	18,768	80,741	32,740	95,187	37,055	150,613
Liabilities:
Payable to FILI	80	0	0	0	0	0	0	0
Total net assets	$203,956	$752,405	$18,768	$80,741	$32,740	$95,187	$37,055	$150,613
Net Assets:
Fidelity Retirement Reserves	$180,299	$0	$16,528	$0	$27,932	$0	$31,414	$0
Fidelity Income Advantage	23,657	0	2,240	0	4,808	0	5,641	0
Fidelity Personal Retirement	0	752,405	0	80,741	0	95,187	0	150,613
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$203,956	$752,405	$18,768	$80,741	$32,740	$95,187	$37,055	$150,613
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	4,527	0	1,359	0	788	0	1,272	0
Unit Value	$39.82	$0	$12.16	$0	$35.44	$0	$24.70	$0
Fidelity Income Advantage:
Units Outstanding	614	0	189	0	139	0	235	0
Unit Value	$38.68	$0	$11.81	$0	$34.42	$0	$23.99	$0
Fidelity Personal Retirement:
Units Outstanding	0	20,980	0	6,101	0	4,062	0	6,264
Highest Value	$0	$50.14	$0	$26.06	$0	$35.40	$0	$42.23
Lowest Value	$0	$34.23	$0	$10.38	$0	$20.12	$0	$23.24
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation (a)
Assets:
Investments at market value	$51,217	$202,459	$73,923	$842,611	$16,084
Receivable from FILI	7	0	5	0	2
Total assets	51,224	202,459	73,928	842,611	16,086
Liabilities:
Payable to FILI	0	0	0	0	0
Total net assets	$51,224	$202,459	$73,928	$842,611	$16,086
Net Assets:
Fidelity Retirement Reserves	$44,585	$0	$62,682	$0	$13,928
Fidelity Income Advantage	6,639	0	11,246	0	2,158
Fidelity Personal Retirement	0	202,459	0	842,611	0
Fidelity Freedom Lifetime Income	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0
Total net assets	$51,224	$202,459	$73,928	$842,611	$16,086
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,351	0	3,539	0	869
Unit Value	$33.00	$0	$17.71	$0	$16.03
Fidelity Income Advantage:
Units Outstanding	206	0	650	0	137
Unit Value	$32.19	$0	$17.30	$0	$15.70
Fidelity Personal Retirement:
Units Outstanding	0	9,497	0	56,923	0
Highest Value	$0	$46.09	$0	$17.48	$0
Lowest Value	$0	$18.96	$0	$12.04	$0
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0

(a)  New Fund. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – International Capital Appreciation, Investor Class (b)	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income
Assets:
Investments at market value	$150,792	$22,323	$113,286	$11,003
Receivable from FILI	0	0	0	2
Total assets	150,792	22,323	113,286	11,005
Liabilities:
Payable to FILI	0	13	0	0
Total net assets	$150,792	$22,310	$113,286	$11,005
Net Assets:
Fidelity Retirement Reserves	$0	$19,130	$0	$11,005
Fidelity Income Advantage	0	3,180	0	0
Fidelity Personal Retirement	150,792	0	113,286	0
Fidelity Freedom Lifetime Income	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0
Total net assets	$150,792	$22,310	$113,286	$11,005
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	0	1,070	0	785
Unit Value	$0	$17.88	$0	$14.02
Fidelity Income Advantage:
Units Outstanding	0	183	0	0
Unit Value	$0	$17.50	$0	$0
Fidelity Personal Retirement:
Units Outstanding	9,051	0	5,841	0
Highest Value	$32.00	$0	$34.98	$0
Lowest Value	$15.88	$0	$18.07	$0
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0
Unit Value	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0

(b)  Fund Name Change. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom Income Investor Class	VIP – Freedom 2005	VIP – Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Freedom 2015 Investor Class
Assets:
Investments at market value	$60,816	$6,179	$17,584	$11,548	$53,848	$26,304	$88,610
Receivable from FILI	0	0	0	1	0	0	0
Total assets	60,816	6,179	17,584	11,549	53,848	26,304	88,610
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$60,816	$6,179	$17,584	$11,549	$53,848	$26,304	$88,610
Net Assets:
Fidelity Retirement Reserves	$0	$6,179	$0	$11,549	$0	$26,304	$0
Fidelity Income Advantage	0	0	0	0	0	0	0
Fidelity Personal Retirement	60,816	0	17,584	0	53,848	0	88,610
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$60,816	$6,179	$17,584	$11,549	$53,848	$26,304	$88,610
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	0	410	0	719	0	1,599	0
Unit Value	$0	$15.06	$0	$16.07	$0	$16.45	$0
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Personal Retirement:
Units Outstanding	4,343	0	1,143	0	3,254	0	5,267
Highest Value	$14.98	$0	$18.31	$0	$19.88	$0	$20.41
Lowest Value	$12.18	$0	$13.42	$0	$14.30	$0	$14.51
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Freedom 2030 Investor Class
Assets:
Investments at market value	$25,782	$167,386	$13,803	$146,171	$17,385	$134,531
Receivable from FILI	1	0	1	0	0	0
Total assets	25,783	167,386	13,804	146,171	17,385	134,531
Liabilities:
Payable to FILI	0	0	0	0	0	0
Total net assets	$25,783	$167,386	$13,804	$146,171	$17,385	$134,531
Net Assets:
Fidelity Retirement Reserves	$25,783	$0	$13,804	$0	$17,385	$0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	167,386	0	146,171	0	134,531
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$25,783	$167,386	$13,804	$146,171	$17,385	$134,531
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,557	0	793	0	1,011	0
Unit Value	$16.56	$0	$17.41	$0	$17.20	$0
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Personal Retirement:
Units Outstanding	0	9,883	0	8,235	0	7,618
Highest Value	$0	$21.99	$0	$23.51	$0	$24.43
Lowest Value	$0	$15.03	$0	$15.88	$0	$16.21
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20%	VIP – FundsManager 50%
Assets:
Investments at market value	$11,627	$29,639	$18,969	$28,159	$174,353	$665,590	$1,234,835
Receivable from FILI	11	19	6	2	0	12	66
Total assets	11,638	29,658	18,975	28,161	174,353	665,602	1,234,901
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$11,638	$29,658	$18,975	$28,161	$174,353	$665,602	$1,234,901
Net Assets:
Fidelity Retirement Reserves	$0	$0	$0	$24,872	$0	$51,906	$83,902
Fidelity Income Advantage	0	0	0	3,289	0	13,567	51,112
Fidelity Personal Retirement	0	0	0	0	174,353	589,959	1,006,655
Fidelity Freedom Lifetime Income	11,638	29,658	18,975	0	0	10,170	93,232
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$11,638	$29,658	$18,975	$28,161	$174,353	$665,602	$1,234,901
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	0	0	0	1,590	0	3,911	5,845
Unit Value	$0	$0	$0	$15.65	$0	$13.27	$14.36
Fidelity Income Advantage:
Units Outstanding	0	0	0	214	0	1,040	3,622
Unit Value	$0	$0	$0	$15.34	$0	$13.01	$14.08
Fidelity Personal Retirement:
Units Outstanding	0	0	0	0	9,410	43,495	65,477
Highest Value	$0	$0	$0	$0	$30.38	$14.51	$18.93
Lowest Value	$0	$0	$0	$0	$16.38	$12.26	$14.38
Fidelity Freedom Lifetime Income:
Units Outstanding	755	1,845	1,111	0	0	825	6,971
Unit Value	$15.39	$16.06	$17.08	$0	$0	$12.35	$13.37
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – FundsManager 60%	VIP – FundsManager 70%	VIP – FundsManager 85%	VIP – Consumer Staples	VIP – Consumer Staples Investor Class	VIP – Materials	VIP – Materials Investor Class
Assets:
Investments at market value	$1,687,112	$1,010,624	$364,722	$25,613	$194,325	$10,643	$34,904
Receivable from FILI	73	5	11	10	0	4	0
Total assets	1,687,185	1,010,629	364,733	25,623	194,325	10,647	34,904
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$1,687,185	$1,010,629	$364,733	$25,623	$194,325	$10,647	$34,904
Net Assets:
Fidelity Retirement Reserves	$38,497	$49,292	$29,592	$22,324	$0	$9,788	$0
Fidelity Income Advantage	19,885	29,223	12,008	3,299	0	859	0
Fidelity Personal Retirement	707,222	910,264	312,290	0	194,325	0	34,904
Fidelity Freedom Lifetime Income	99,650	21,850	10,843	0	0	0	0
Fidelity Growth and Guaranteed Income	821,931	0	0	0	0	0	0
Total net assets	$1,687,185	$1,010,629	$364,733	$25,623	$194,325	$10,647	$34,904
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,845	3,378	2,039	1,019	0	614	0
Unit Value	$13.53	$14.59	$14.51	$21.90	$0	$15.94	$0
Fidelity Income Advantage:
Units Outstanding	1,489	2,042	844	153	0	55	0
Unit Value	$13.32	$14.31	$14.23	$21.52	$0	$15.67	$0
Fidelity Personal Retirement:
Units Outstanding	47,530	56,824	19,267	0	8,602	0	2,038
Highest Value	$20.76	$22.07	$24.42	$0	$28.55	$0	$33.67
Lowest Value	$14.12	$15.39	$15.31	$0	$21.37	$0	$15.43
Fidelity Freedom Lifetime Income:
Units Outstanding	7,251	1,605	798	0	0	0	0
Unit Value	$13.74	$13.62	$13.58	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	33,474	0	0	0	0	0	0
Highest Value	$19.36	$0	$0	$0	$0	$0	$0
Lowest Value	$13.00	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	22,934	0	0	0	0	0	0
Highest Value	$19.15	$0	$0	$0	$0	$0	$0
Lowest Value	$12.84	$0	$0	$0	$0	$0	$0

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Telecommunications	VIP – Telecommunications Investor Class	VIP – Emerging Markets (a)	VIP – Emerging Markets Investor Class (b)	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class	UIF – Emerging Markets Equity
Assets:
Investments at market value	$4,143	$20,431	$5,129	$25,612	$3,555	$93,481	$58,154
Receivable from FILI	1	0	1	0	1	0	15
Total assets	4,144	20,431	5,130	25,612	3,556	93,481	58,169
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$4,144	$20,431	$5,130	$25,612	$3,556	$93,481	$58,169
Net Assets:
Fidelity Retirement Reserves	$3,767	$0	$4,868	$0	$3,202	$0	$27,620
Fidelity Income Advantage	377	0	262	0	354	0	3,454
Fidelity Personal Retirement	0	20,431	0	25,612	0	93,481	27,095
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$4,144	$20,431	$5,130	$25,612	$3,556	$93,481	$58,169
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	293	0	655	0	326	0	1,198
Unit Value	$12.85	$0	$7.43	$0	$9.81	$0	$23.06
Fidelity Income Advantage:
Units Outstanding	30	0	36	0	36	0	154
Unit Value	$12.63	$0	$7.32	$0	$9.78	$0	$22.30
Fidelity Personal Retirement:
Units Outstanding	0	1,327	2,809	0	0	9,434	2,536
Highest Value	$0	$32.49	$20.56	$0	$0	$9.92	$19.32
Lowest Value	$0	$13.39	$7.71	$0	$0	$9.90	$9.41
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	UIF – Emerging Markets Debt	UIF – Global Strategist (b)	Invesco – Van Kampen Global Core Equity	WFAF – Advantage VT Discovery	WFAF – Advantage VT Opportunity	Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return
Assets:
Investments at market value	$130,851	$33,141	$22,048	$26,161	$18,596	$90,079	$11,583
Receivable from FILI	6	5	4	2	7	1	0
Total assets	130,857	33,146	22,052	26,163	18,603	90,080	11,583
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$130,857	$33,146	$22,052	$26,163	$18,603	$90,080	$11,583
Net Assets:
Fidelity Retirement Reserves	$15,519	$8,249	$8,106	$22,538	$16,218	$12,196	$103
Fidelity Income Advantage	2,131	2,861	1,815	3,625	2,385	691	15
Fidelity Personal Retirement	113,207	22,036	12,131	0	0	77,193	11,465
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$130,857	$33,146	$22,052	$26,163	$18,603	$90,080	$11,583
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	519	537	472	646	459	1,086	20
Unit Value	$29.89	$15.36	$17.16	$34.90	$35.31	$11.23	$5.13
Fidelity Income Advantage:
Units Outstanding	74	192	109	107	70	63	3
Unit Value	$28.91	$14.85	$16.60	$33.74	$34.15	$11.01	$5.09
Fidelity Personal Retirement:
Units Outstanding	8,172	1,717	1,002	0	0	7,256	2,183
Highest Value	$18.27	$19.72	$17.65	$0	$0	$18.68	$5.27
Lowest Value	$11.54	$11.58	$11.00	$0	$0	$8.68	$5.24
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0

(b)  Fund Name Change. See Note 1.
Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Assets:
Investments at market value	$460,085	$198,550	$540,415	$194,054	$129,379	$54,663
Receivable from FILI	0	0	10	2	1	0
Total assets	460,085	198,550	540,425	194,056	129,380	54,663
Liabilities:
Payable to FILI	8	1	0	0	0	0
Total net assets	$460,077	$198,549	$540,425	$194,056	$129,380	$54,663
Net Assets:
Fidelity Retirement Reserves	$36,654	$13,487	$31,323	$7,233	$6,972	$3,002
Fidelity Income Advantage	994	1,932	1,682	836	644	182
Fidelity Personal Retirement	422,429	183,130	507,420	185,987	121,764	51,479
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$460,077	$198,549	$540,425	$194,056	$129,380	$54,663
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,332	1,152	2,577	632	672	300
Unit Value	$11.00	$11.71	$12.15	$11.45	$10.38	$10.02
Fidelity Income Advantage:
Units Outstanding	91	167	140	73	62	18
Unit Value	$10.86	$11.56	$12.00	$11.36	$10.30	$9.94
Fidelity Personal Retirement:
Units Outstanding	37,880	15,730	41,473	15,880	11,459	5,024
Highest Value	$11.39	$12.13	$12.58	$11.76	$10.66	$10.28
Lowest Value	$10.85	$11.01	$11.59	$11.69	$10.60	$10.23
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market (b)	VIP – Government Money Market Investor Class (b)	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class
Income:
Dividends	$71	$95	$6,532	$24,013	$12,983	$8,443
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,798	0	610	0	2,742	0
Administrative and other charges	120	0	41	0	183	0
Total expenses	1,918	0	651	0	2,925	0
Fidelity Income Advantage:
Mortality and expense risk charges	157	0	176	0	435	0
Administrative and other charges	52	0	59	0	145	0
Total expenses	209	0	235	0	580	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1,244	0	531	0	404
Administrative and other charges	0	418	0	192	0	137
Total expenses	0	1,662	0	723	0	541
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	22	0	0	0	0
Administrative and other charges	0	4	0	0	0	0
Total expenses	0	26	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	25	0	0	0	0
Administrative and other charges	0	7	0	0	0	0
Total expenses	0	32	0	0	0	0
Total expenses	2,127	1,720	886	723	3,505	541
Net investment income (loss)	(2,056)	(1,625)	5,646	23,290	9,478	7,902
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	(7,471)	326	(423)	2,750
Realized gain distributions	0	0	0	0	40,337	26,028
Net realized gain (loss) on investments	0	0	(7,471)	326	39,914	28,778
Unrealized appreciation (depreciation)	0	0	(2,257)	(36,724)	(68,902)	(48,099)
Net increase (decrease) in net assets from operations	$(2,056)	$(1,625)	$(4,082)	$(13,108)	$(19,510)	$(11,419)

(b)  Fund Name Change. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Growth	VIP – Growth Investor Class	VIP – Overseas	VIP – Overseas, Class R (c)	VIP – Overseas, Investor Class (b)	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class
Income:
Dividends	$1,081	$426	$1,338	$0	$2,606	$5,589	$13,994
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	2,917	0	611	80	0	1,292	0
Administrative and other charges	194	0	41	5	0	86	0
Total expenses	3,111	0	652	85	0	1,378	0
Fidelity Income Advantage:
Mortality and expense risk charges	303	0	65	12	0	397	0
Administrative and other charges	102	0	21	4	0	132	0
Total expenses	405	0	86	16	0	529	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	300	0	0	269	0	779
Administrative and other charges	0	103	0	0	95	0	267
Total expenses	0	403	0	0	364	0	1,046
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	3,516	403	738	101	364	1,907	1,046
Net investment income (loss)	(2,435)	23	600	(101)	2,242	3,682	12,948
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	11,348	8,851	(847)	(7,045)	1,957	(538)	130
Realized gain distributions	13,407	5,938	99	0	204	182	410
Net realized gain (loss) on investments	24,755	14,789	(748)	(7,045)	2,161	(356)	540
Unrealized appreciation (depreciation)	4,114	(1,697)	(334)	10,405	(1,674)	(6,358)	(18,780)
Net increase (decrease) in net assets from operations	$26,434	$13,115	$(482)	$3,259	$2,729	$(3,032)	$(5,292)

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Asset Manager	VIP – Asset Manager Investor Class	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class
Income:
Dividends	$3,770	$2,639	$33,831	$925	$1,189	$9,607	$10,906
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,547	0	3,129	490	0	6,390	0
Administrative and other charges	103	0	209	33	0	426	0
Total expenses	1,650	0	3,338	523	0	6,816	0
Fidelity Income Advantage:
Mortality and expense risk charges	305	0	439	119	0	756	0
Administrative and other charges	102	0	146	40	0	252	0
Total expenses	407	0	585	159	0	1,008	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	269	1,618	0	152	0	1,656
Administrative and other charges	0	84	577	0	48	0	541
Total expenses	0	353	2,195	0	200	0	2,197
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	2,057	353	6,118	682	200	7,824	2,197
Net investment income (loss)	1,713	2,286	27,713	243	989	1,783	8,709
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	183	1,695	48,157	2,235	2,232	24,744	18,421
Realized gain distributions	17,157	11,023	1,002	46	63	85,856	93,508
Net realized gain (loss) on investments	17,340	12,718	49,159	2,281	2,295	110,600	111,929
Unrealized appreciation (depreciation)	(20,199)	(15,687)	(62,324)	(2,826)	(4,311)	(112,385)	(116,617)
Net increase (decrease) in net assets from operations	$(1,146)	$(683)	$14,548	$(302)	$(1,027)	$(2)	$4,021

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Balanced	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class
Income:
Dividends	$2,433	$30,890	$293	$1,226	$2,580	$3,182
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	906	0	221	0	775	0
Administrative and other charges	60	0	15	0	52	0
Total expenses	966	0	236	0	827	0
Fidelity Income Advantage:
Mortality and expense risk charges	312	0	44	0	188	0
Administrative and other charges	104	0	15	0	63	0
Total expenses	416	0	59	0	251	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1,588	0	219	0	254
Administrative and other charges	0	481	0	74	0	84
Total expenses	0	2,069	0	293	0	338
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	9,943	0	0	0	0
Administrative and other charges	0	2,682	0	0	0	0
Total expenses	0	12,625	0	0	0	0
Total expenses	1,382	14,694	295	293	1,078	338
Net investment income (loss)	1,051	16,196	(2)	933	1,502	2,844
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,398	21,941	2,063	4,220	3,462	7,245
Realized gain distributions	4,824	58,536	2,012	7,354	6,532	8,208
Net realized gain (loss) on investments	6,222	80,477	4,075	11,574	9,994	15,453
Unrealized appreciation (depreciation)	(7,641)	(104,005)	(3,913)	(12,415)	(15,453)	(23,738)
Net increase (decrease) in net assets from operations	$(368)	$(7,332)	$160	$92	$(3,957)	$(5,441)

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class	VIP – Value Strategies	VIP – Value Strategies Investor Class
Income:
Dividends	$168	$320	$1,728	$2,076	$547	$1,115
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	557	0	2,241	0	287	0
Administrative and other charges	37	0	149	0	19	0
Total expenses	594	0	2,390	0	306	0
Fidelity Income Advantage:
Mortality and expense risk charges	112	0	449	0	72	0
Administrative and other charges	38	0	149	0	24	0
Total expenses	150	0	598	0	96	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	293	0	700	0	117
Administrative and other charges	0	103	0	239	0	43
Total expenses	0	396	0	939	0	160
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	744	396	2,988	939	402	160
Net investment income (loss)	(576)	(76)	(1,260)	1,137	145	955
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	6,028	12,677	3,783	3,310	1,008	3,513
Realized gain distributions	9,078	23,921	42,431	52,079	38	66
Net realized gain (loss) on investments	15,106	36,598	46,214	55,389	1,046	3,579
Unrealized appreciation (depreciation)	(11,437)	(31,802)	(51,842)	(67,082)	(2,883)	(8,206)
Net increase (decrease) in net assets from operations	$3,093	$4,720	$(6,888)	$(10,556)	$(1,692)	$(3,672)

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Income:
Dividends	$560	$1,397	$88	$181	$615	$1,220
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	171	0	407	0	372	0
Administrative and other charges	11	0	27	0	25	0
Total expenses	182	0	434	0	397	0
Fidelity Income Advantage:
Mortality and expense risk charges	22	0	56	0	51	0
Administrative and other charges	8	0	19	0	16	0
Total expenses	30	0	75	0	67	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	102	0	263	0	151
Administrative and other charges	0	33	0	95	0	52
Total expenses	0	135	0	358	0	203
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	212	135	509	358	464	203
Net investment income (loss)	348	1,262	(421)	(177)	151	1,017
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	987	2,352	361	992	(2,681)	(279)
Realized gain distributions	916	2,438	3,224	9,432	1,839	3,015
Net realized gain (loss) on investments	1,903	4,790	3,585	10,424	(842)	2,736
Unrealized appreciation (depreciation)	(5,497)	(14,143)	(166)	(1,070)	(11,527)	(27,772)
Net increase (decrease) in net assets from operations	$(3,246)	$(8,091)	$2,998	$9,177	$(12,218)	$(24,019)

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class
Income:
Dividends	$0	$0	$221	$838	$290	$785
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,534	0	135	0	229	0
Administrative and other charges	102	0	9	0	15	0
Total expenses	1,636	0	144	0	244	0
Fidelity Income Advantage:
Mortality and expense risk charges	203	0	16	0	40	0
Administrative and other charges	68	0	6	0	14	0
Total expenses	271	0	22	0	54	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1,103	0	97	0	143
Administrative and other charges	0	382	0	37	0	50
Total expenses	0	1,485	0	134	0	193
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	1,907	1,485	166	134	298	193
Net investment income (loss)	(1,907)	(1,485)	55	704	(8)	592
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	24,359	47,139	48	3,824	1,946	3,797
Realized gain distributions	27,032	84,875	0	0	3,690	9,809
Net realized gain (loss) on investments	51,391	132,014	48	3,824	5,636	13,606
Unrealized appreciation (depreciation)	(39,584)	(103,181)	(1,087)	(7,776)	(6,560)	(16,418)
Net increase (decrease) in net assets from operations	$9,900	$27,348	$(984)	$(3,248)	$(932)	$(2,220)

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class
Income:
Dividends	$178	$622	$978	$3,683	$2,169	$24,347
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	152	0	352	0	538	0
Administrative and other charges	10	0	24	0	36	0
Total expenses	162	0	376	0	574	0
Fidelity Income Advantage:
Mortality and expense risk charges	29	0	52	0	93	0
Administrative and other charges	10	0	17	0	31	0
Total expenses	39	0	69	0	124	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	150	0	286	0	1,332
Administrative and other charges	0	54	0	103	0	454
Total expenses	0	204	0	389	0	1,786
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	201	204	445	389	698	1,786
Net investment income (loss)	(23)	418	533	3,294	1,471	22,561
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	459	1,280	(344)	6,310	2	537
Realized gain distributions	2,020	8,943	1,154	4,473	172	1,951
Net realized gain (loss) on investments	2,479	10,223	810	10,783	174	2,488
Unrealized appreciation (depreciation)	(2,216)	(7,794)	(261)	(9,138)	(3,474)	(41,004)
Net increase (decrease) in net assets from operations	$240	$2,847	$1,082	$4,939	$(1,829)	$(15,955)

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Growth Strategies (c)	VIP – Growth Strategies Investor Class (c)	VIP – Capital Appreciation (a)	VIP – Capital Appreciation, Class R (c)	VIP – Capital Appreciation, Investor Class (b)	VIP – Value Leaders (c)	VIP – Value Leaders Investor Class (c)
Income:
Dividends	$1	$0	$9	$27	$1,024	$134	$345
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	18	0	0	36	0	16	0
Administrative and other charges	1	0	0	2	0	1	0
Total expenses	19	0	0	38	0	17	0
Fidelity Income Advantage:
Mortality and expense risk charges	5	0	0	6	0	3	0
Administrative and other charges	1	0	0	2	0	1	0
Total expenses	6	0	0	8	0	4	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	14	0	0	186	0	11
Administrative and other charges	0	5	0	0	68	0	3
Total expenses	0	19	0	0	254	0	14
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	25	19	0	46	254	21	14
Net investment income (loss)	(24)	(19)	9	(19)	770	113	331
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	731	1,538	(28)	142	2,570	233	1,291
Realized gain distributions	959	3,596	0	0	0	0	0
Net realized gain (loss) on investments	1,690	5,134	(28)	142	2,570	233	1,291
Unrealized appreciation (depreciation)	(1,089)	(2,868)	(544)	782	(1,468)	(22)	(731)
Net increase (decrease) in net assets from operations	$577	$2,247	$(563)	$905	$1,872	$324	$891

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Value	VIP – Value Investor Class	VIP – Growth Stock (c)	VIP – Growth Stock Investor Class (c)	VIP – Freedom Income	VIP – Freedom Income Investor Class
Income:
Dividends	$321	$1,484	$52	$257	$199	$1,066
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	161	0	40	0	92	0
Administrative and other charges	11	0	3	0	6	0
Total expenses	172	0	43	0	98	0
Fidelity Income Advantage:
Mortality and expense risk charges	31	0	8	0	0	0
Administrative and other charges	10	0	2	0	0	0
Total expenses	41	0	10	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	179	0	52	0	104
Administrative and other charges	0	60	0	17	0	32
Total expenses	0	239	0	69	0	136
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	213	239	53	69	98	136
Net investment income (loss)	108	1,245	(1)	188	101	930
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	521	2,022	720	2,319	72	653
Realized gain distributions	3,399	16,429	2,134	11,706	15	82
Net realized gain (loss) on investments	3,920	18,451	2,854	14,025	87	735
Unrealized appreciation (depreciation)	(4,666)	(21,665)	(1,563)	(7,103)	(311)	(2,073)
Net increase (decrease) in net assets from operations	$(638)	$(1,969)	$1,290	$7,110	$(123)	$(408)

(c)  Fund Closed. See Note 1.
Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005	VIP – Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Freedom 2015 Investor Class
Income:
Dividends	$117	$323	$215	$978	$497	$1,647
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	54	0	99	0	215	0
Administrative and other charges	4	0	7	0	14	0
Total expenses	58	0	106	0	229	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	32	0	105	0	172
Administrative and other charges	0	10	0	28	0	46
Total expenses	0	42	0	133	0	218
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	58	42	106	133	229	218
Net investment income (loss)	59	281	109	845	268	1,429
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	36	122	273	649	493	1,618
Realized gain distributions	14	40	34	129	143	283
Net realized gain (loss) on investments	50	162	307	778	636	1,901
Unrealized appreciation (depreciation)	(187)	(535)	(490)	(1,944)	(1,180)	(3,855)
Net increase (decrease) in net assets from operations	$(78)	$(92)	$(74)	$(321)	$(276)	$(525)

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Freedom 2030 Investor Class
Income:
Dividends	$489	$3,099	$260	$2,711	$312	$2,277
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	207	0	114	0	130	0
Administrative and other charges	14	0	8	0	9	0
Total expenses	221	0	122	0	139	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	313	0	249	0	241
Administrative and other charges	0	87	0	72	0	66
Total expenses	0	400	0	321	0	307
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	221	400	122	321	139	307
Net investment income (loss)	268	2,699	138	2,390	173	1,970
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	510	2,767	439	2,506	242	2,303
Realized gain distributions	115	535	79	516	94	591
Net realized gain (loss) on investments	625	3,302	518	3,022	336	2,894
Unrealized appreciation (depreciation)	(1,186)	(7,150)	(758)	(6,854)	(629)	(5,910)
Net increase (decrease) in net assets from operations	$(293)	$(1,149)	$(102)	$(1,442)	$(120)	$(1,046)

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20%	VIP – FundsManager 50%
Income:
Dividends	$251	$602	$388	$175	$954	$7,976	$14,159
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	0	203	0	409	682
Administrative and other charges	0	0	0	13	0	27	45
Total expenses	0	0	0	216	0	436	727
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	26	0	104	412
Administrative and other charges	0	0	0	9	0	35	137
Total expenses	0	0	0	35	0	139	549
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	246	978	1,719
Administrative and other charges	0	0	0	0	89	304	506
Total expenses	0	0	0	0	335	1,282	2,225
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	62	148	88	0	0	48	422
Administrative and other charges	12	29	17	0	0	10	84
Total expenses	74	177	105	0	0	58	506
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	74	177	105	251	335	1,915	4,007
Net investment income (loss)	177	425	283	(76)	619	6,061	10,152
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	75	283	152	1,364	3,874	4,764	19,998
Realized gain distributions	96	66	72	65	350	21,382	41,212
Net realized gain (loss) on investments	171	349	224	1,429	4,224	26,146	61,210
Unrealized appreciation (depreciation)	(458)	(1,029)	(655)	(2,155)	(10,185)	(34,232)	(73,840)
Net increase (decrease) in net assets from operations	$(110)	$(255)	$(148)	$(802)	$(5,342)	$(2,025)	$(2,478)

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 60%	VIP – FundsManager 70%	VIP – FundsManager 85%	VIP – Consumer Staples	VIP – Consumer Staples Investor Class	VIP – Materials	VIP – Materials Investor Class
Income:
Dividends	$18,778	$9,587	$5,325	$365	$2,653	$162	$504
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	309	384	244	147	0	91	0
Administrative and other charges	21	26	16	10	0	6	0
Total expenses	330	410	260	157	0	97	0
Fidelity Income Advantage:
Mortality and expense risk charges	160	238	97	21	0	9	0
Administrative and other charges	53	79	32	7	0	3	0
Total expenses	213	317	129	28	0	12	0
Fidelity Personal Retirement:
Mortality and expense risk charges	1,126	1,493	490	0	243	0	61
Administrative and other charges	344	448	153	0	82	0	21
Total expenses	1,470	1,941	643	0	325	0	82
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	438	87	54	0	0	0	0
Administrative and other charges	88	17	11	0	0	0	0
Total expenses	526	104	65	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	8,507	0	0	0	0	0	0
Administrative and other charges	2,210	0	0	0	0	0	0
Total expenses	10,717	0	0	0	0	0	0
Total expenses	13,256	2,772	1,097	185	325	109	82
Net investment income (loss)	5,522	6,815	4,228	180	2,328	53	422
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	35,108	14,945	9,357	940	4,462	211	517
Realized gain distributions	117,988	22,475	13,186	1,476	10,224	1,345	4,146
Net realized gain (loss) on investments	153,096	37,420	22,543	2,416	14,686	1,556	4,663
Unrealized appreciation (depreciation)	(165,578)	(44,582)	(27,077)	(683)	(1,996)	(2,840)	(8,650)
Net increase (decrease) in net assets from operations	$(6,960)	$(347)	$(306)	$1,913	$15,018	$(1,231)	$(3,565)

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Telecommunications	VIP – Telecommunications Investor Class	VIP – Emerging Markets (a)	VIP – Emerging Markets, Class R (c)	VIP – Emerging Markets Investor Class (b)	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class
Income:
Dividends	$49	$242	$0	$6	$140	$162	$3,758
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	21	0	0	20	0	15	0
Administrative and other charges	2	0	0	1	0	1	0
Total expenses	23	0	0	21	0	16	0
Fidelity Income Advantage:
Mortality and expense risk charges	3	0	0	1	0	2	0
Administrative and other charges	1	0	0	0	0	1	0
Total expenses	4	0	0	1	0	3	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	26	0	0	39	0	106
Administrative and other charges	0	9	0	0	14	0	43
Total expenses	0	35	0	0	53	0	149
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	27	35	0	22	53	19	149
Net investment income (loss)	22	207	0	(16)	87	143	3,609
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	30	232	(248)	(853)	(77)	(38)	(37)
Realized gain distributions	0	0	0	0	0	0	0
Net realized gain (loss) on investments	30	232	(248)	(853)	(77)	(38)	(37)
Unrealized appreciation (depreciation)	(29)	(342)	(870)	1,203	(3,163)	(195)	(4,575)
Net increase (decrease) in net assets from operations	$23	$97	$(1,118)	$334	$(3,153)	$(90)	$(1,003)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	UIF – Emerging Markets Equity	UIF – Emerging Markets Debt	UIF – Global Strategist (b)	Invesco – Van Kampen Global Core Equity	WFAF – Advantage VT Discovery	WFAF – Advantage VT Opportunity
Income:
Dividends	$573	$7,853	$653	$316	$0	$27
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	251	130	70	67	190	132
Administrative and other charges	17	9	5	5	13	9
Total expenses	268	139	75	72	203	141
Fidelity Income Advantage:
Mortality and expense risk charges	31	19	24	15	31	21
Administrative and other charges	10	6	8	5	10	7
Total expenses	41	25	32	20	41	28
Fidelity Personal Retirement:
Mortality and expense risk charges	50	172	40	19	0	0
Administrative and other charges	16	64	13	6	0	0
Total expenses	66	236	53	25	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	375	400	160	117	244	169
Net investment income (loss)	198	7,453	493	199	(244)	(142)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(5,604)	(1,966)	(889)	1,034	93	80
Realized gain distributions	0	0	307	818	4,297	2,061
Net realized gain (loss) on investments	(5,604)	(1,966)	(582)	1,852	4,390	2,141
Unrealized appreciation (depreciation)	(2,167)	(7,165)	(2,526)	(2,496)	(4,629)	(2,731)
Net increase (decrease) in net assets from operations	$(7,573)	$(1,678)	$(2,615)	$(445)	$(483)	$(732)

(b)  Fund Name Change. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Income:
Dividends	$1,457	$576	$16,287	$8,608	$27,549	$1,984	$11,549	$1,075
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	120	2	293	113	245	59	57	18
Administrative and other charges	8	0	20	8	16	4	4	1
Total expenses	128	2	313	121	261	63	61	19
Fidelity Income Advantage:
Mortality and expense risk charges	7	0	8	15	13	7	5	2
Administrative and other charges	2	0	3	5	4	2	2	1
Total expenses	9	0	11	20	17	9	7	3
Fidelity Personal Retirement:
Mortality and expense risk charges	139	17	605	287	786	287	182	62
Administrative and other charges	48	7	220	103	260	96	68	21
Total expenses	187	24	825	390	1,046	383	250	83
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0	0
Total expenses	324	26	1,149	531	1,324	455	318	105
Net investment income (loss)	1,133	550	15,138	8,077	26,225	1,529	11,231	970
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(4,145)	(529)	333	(3,565)	4	360	(964)	74
Realized gain distributions	301	0	0	0	5,801	10,465	750	0
Net realized gain (loss) on investments	(3,844)	(529)	333	(3,565)	5,805	10,825	(214)	74
Unrealized appreciation (depreciation)	(20,761)	(3,949)	(14,983)	(10,648)	(30,857)	(14,883)	(17,678)	(991)
Net increase (decrease) in net assets from operations	$(23,472)	$(3,928)	$488	$(6,136)	$1,173	$(2,529)	$(6,661)	$53

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market (b)		VIP – Government Money Market Investor Class (b)		VIP – High Income		VIP – High Income Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(2,056)	$(2,404)	$(1,625)	$(1,673)	$5,646	$5,475	$23,290	$21,561
Net realized gain (loss) on investments	0	0	0	0	(7,471)	(8,823)	326	3,695
Unrealized appreciation (depreciation)	0	0	0	0	(2,257)	4,140	(36,724)	(20,654)
Net increase (decrease) in net assets from operations	(2,056)	(2,404)	(1,625)	(1,673)	(4,082)	792	(13,108)	4,602
Contract Transactions:
Payments received from contract owners	3,226	4,440	1,222,990	1,240,865	495	983	12,000	18,425
Transfers between sub-accounts and the fixed account, net	41,798	8,982	(816,042)	(1,010,828)	(7,198)	(11,722)	(31,807)	(40,435)
Contract benefits	(5,646)	(6,564)	(47,732)	(62,192)	(3,463)	(3,626)	(202)	(156)
Contract terminations	(57,614)	(55,197)	(270,317)	(231,620)	(4,115)	(3,608)	(13,705)	(14,360)
Contract maintenance charges	(69)	(82)	0	0	(16)	(19)	0	0
Other transfers (to) from FILI, net	(919)	(357)	(15)	1	(191)	(224)	(2)	0
Net increase (decrease) in net assets from contract transactions	(19,224)	(48,778)	88,884	(63,774)	(14,488)	(18,216)	(33,716)	(36,526)
Total increase (decrease) in net assets	(21,280)	(51,182)	87,259	(65,447)	(18,570)	(17,424)	(46,824)	(31,924)
Net Assets:
Beginning of period	275,096	326,278	847,543	912,990	109,907	127,331	378,042	409,966
End of period	$253,816	$275,096	$934,802	$847,543	$91,337	$109,907	$331,218	$378,042
(In thousands)	Subaccounts Investing In:
	VIP – Equity-Income		VIP – Equity-Income Investor Class		VIP – Growth		VIP – Growth Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$9,478	$8,930	$7,902	$7,528	$(2,435)	$(2,790)	$23	$(119)
Net realized gain (loss) on investments	39,914	8,603	28,778	10,704	24,755	7,738	14,789	11,724
Unrealized appreciation (depreciation)	(68,902)	17,093	(48,099)	4,157	4,114	37,889	(1,697)	5,166
Net increase (decrease) in net assets from operations	(19,510)	34,626	(11,419)	22,389	26,434	42,837	13,115	16,771
Contract Transactions:
Payments received from contract owners	895	1,066	3,541	7,192	1,144	1,939	5,283	4,108
Transfers between sub-accounts and the fixed account, net	(19,760)	(22,655)	(22,124)	1,681	(18,563)	(13,357)	20,804	27,091
Contract benefits	(11,459)	(11,270)	(290)	(42)	(7,795)	(7,246)	(2)	(3)
Contract terminations	(17,422)	(18,554)	(7,221)	(7,617)	(19,415)	(17,391)	(3,965)	(4,571)
Contract maintenance charges	(69)	(77)	0	0	(85)	(89)	0	0
Other transfers (to) from FILI, net	(680)	(147)	2	22	(410)	(266)	2	28
Net increase (decrease) in net assets from contract transactions	(48,495)	(51,637)	(26,092)	1,236	(45,124)	(36,410)	22,122	26,653
Total increase (decrease) in net assets	(68,005)	(17,011)	(37,511)	23,625	(18,690)	6,427	35,237	43,424
Net Assets:
Beginning of period	453,370	470,381	293,306	269,681	434,211	427,784	190,305	146,881
End of period	$385,365	$453,370	$255,795	$293,306	$415,521	$434,211	$225,542	$190,305

(b)  Fund Name Change. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Overseas		VIP – Overseas, Class R (c)		VIP – Overseas, Investor Class (b)
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$600	$339	$(101)	$180	$2,242	$1,843
Net realized gain (loss) on investments	(748)	(1,723)	(7,045)	(397)	2,161	2,839
Unrealized appreciation (depreciation)	(334)	(5,251)	10,405	(3,514)	(1,674)	(19,851)
Net increase (decrease) in net assets from operations	(482)	(6,635)	3,259	(3,731)	2,729	(15,169)
Contract Transactions:
Payments received from contract owners	180	0	138	623	9,210	4,596
Transfers between sub-accounts and the fixed account, net	35,154	(4,300)	(38,739)	(4,234)	30,091	(3,849)
Contract benefits	(1,449)	(888)	(244)	(715)	(219)	(39)
Contract terminations	(3,232)	(2,512)	(356)	(1,204)	(4,485)	(4,254)
Contract maintenance charges	(18)	(15)	(2)	(11)	(1)	(3)
Other transfers (to) from FILI, net	(14)	(40)	(10)	27	4	0
Net increase (decrease) in net assets from contract transactions	30,621	(7,755)	(39,213)	(5,514)	34,600	(3,549)
Total increase (decrease) in net assets	30,139	(14,390)	(35,954)	(9,245)	37,329	(18,718)
Net Assets:
Beginning of period	64,776	79,166	35,954	45,199	159,847	178,565
End of period	$94,915	$64,776	$0	$35,954	$197,176	$159,847

(In thousands)	Subaccounts Investing In:
	VIP – Investment Grade Bond		VIP – Investment Grade Bond Investor Class		VIP – Asset Manager		VIP – Asset Manager Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$3,682	$3,079	$12,948	$10,006	$1,713	$1,652	$2,286	$2,010
Net realized gain (loss) on investments	(356)	(425)	540	608	17,340	14,021	12,718	8,684
Unrealized appreciation (depreciation)	(6,358)	8,963	(18,780)	11,931	(20,199)	(2,693)	(15,687)	(3,544)
Net increase (decrease) in net assets from operations	(3,032)	11,617	(5,292)	22,545	(1,146)	12,980	(683)	7,150
Contract Transactions:
Payments received from contract owners	686	694	16,871	16,334	800	950	5,497	8,292
Transfers between sub-accounts and the fixed account, net	(3,060)	(4,978)	46,366	101,447	(6,936)	(7,927)	10,932	28,459
Contract benefits	(7,278)	(7,619)	(358)	(111)	(8,289)	(8,393)	0	(8)
Contract terminations	(12,003)	(9,759)	(27,256)	(22,258)	(10,176)	(10,786)	(6,024)	(6,056)
Contract maintenance charges	(32)	(36)	0	0	(43)	(46)	0	0
Other transfers (to) from FILI, net	(200)	(617)	2	2	(373)	(401)	0	0
Net increase (decrease) in net assets from contract transactions	(21,887)	(22,315)	35,625	95,414	(25,017)	(26,603)	10,405	30,687
Total increase (decrease) in net assets	(24,919)	(10,698)	30,333	117,959	(26,163)	(13,623)	9,722	37,837
Net Assets:
Beginning of period	235,750	246,448	504,641	386,682	254,609	268,232	158,725	120,888
End of period	$210,831	$235,750	$534,974	$504,641	$228,446	$254,609	$168,447	$158,725

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Index 500		VIP – Asset Manager: Growth		VIP – Asset Manager: Growth Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$27,713	$18,404	$243	$190	$989	$706
Net realized gain (loss) on investments	49,159	36,657	2,281	1,597	2,295	2,395
Unrealized appreciation (depreciation)	(62,324)	109,423	(2,826)	2,463	(4,311)	66
Net increase (decrease) in net assets from operations	14,548	164,484	(302)	4,250	(1,027)	3,167
Contract Transactions:
Payments received from contract owners	46,560	42,224	133	480	3,909	4,297
Transfers between sub-accounts and the fixed account, net	152,264	183,854	(3,406)	(2,479)	17,213	21,385
Contract benefits	(10,313)	(9,361)	(2,777)	(2,188)	(14)	0
Contract terminations	(39,906)	(34,203)	(4,518)	(2,451)	(1,479)	(1,561)
Contract maintenance charges	(81)	(82)	(16)	(17)	0	0
Other transfers (to) from FILI, net	(457)	240	(48)	(90)	0	(1)
Net increase (decrease) in net assets from contract transactions	148,067	182,672	(10,632)	(6,745)	19,629	24,120
Total increase (decrease) in net assets	162,615	347,156	(10,934)	(2,495)	18,602	27,287
Net Assets:
Beginning of period	1,529,550	1,182,394	84,329	86,824	81,069	53,782
End of period	$1,692,165	$1,529,550	$73,395	$84,329	$99,671	$81,069

(In thousands)	Subaccounts Investing In:
	VIP – Contrafund		VIP – Contrafund Investor Class		VIP – Balanced		VIP – Balanced Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$1,783	$1,157	$8,709	$7,000	$1,051	$1,021	$16,196	$12,247
Net realized gain (loss) on investments	110,600	47,359	111,929	40,102	6,222	20,150	80,477	239,310
Unrealized appreciation (depreciation)	(112,385)	52,449	(116,617)	59,543	(7,641)	(7,424)	(104,005)	(93,404)
Net increase (decrease) in net assets from operations	(2)	100,965	4,021	106,645	(368)	13,747	(7,332)	158,153
Contract Transactions:
Payments received from contract owners	2,617	2,769	28,968	29,101	1,631	2,126	77,737	51,086
Transfers between sub-accounts and the fixed account, net	(37,173)	(42,230)	53,705	44,235	4,632	5,526	190,829	144,115
Contract benefits	(17,606)	(16,153)	(352)	(94)	(5,039)	(4,846)	(2,615)	(2,005)
Contract terminations	(33,717)	(33,215)	(25,562)	(25,949)	(6,540)	(5,737)	(103,587)	(106,620)
Contract maintenance charges	(182)	(191)	0	0	(22)	(21)	0	0
Other transfers (to) from FILI, net	(290)	287	3	16	(479)	(192)	18	(9)
Net increase (decrease) in net assets from contract transactions	(86,351)	(88,733)	56,762	47,309	(5,817)	(3,144)	162,382	86,567
Total increase (decrease) in net assets	(86,353)	12,232	60,783	153,954	(6,185)	10,603	155,050	244,720
Net Assets:
Beginning of period	982,780	970,548	1,042,796	888,842	161,491	150,888	1,907,723	1,663,003
End of period	$896,427	$982,780	$1,103,579	$1,042,796	$155,306	$161,491	$2,062,773	$1,907,723
Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation		VIP – Dynamic Capital Appreciation Investor Class		VIP – Growth & Income		VIP – Growth & Income Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(2)	$(118)	$933	$254	$1,502	$1,204	$2,844	$2,518
Net realized gain (loss) on investments	4,075	3,288	11,574	10,767	9,994	3,375	15,453	5,449
Unrealized appreciation (depreciation)	(3,913)	(194)	(12,415)	38	(15,453)	7,786	(23,738)	5,922
Net increase (decrease) in net assets from operations	160	2,976	92	11,059	(3,957)	12,365	(5,441)	13,889
Contract Transactions:
Payments received from contract owners	306	320	6,285	7,060	327	467	4,448	5,245
Transfers between sub-accounts and the fixed account, net	(989)	2,034	18,113	16,355	(8,442)	(833)	(14,648)	35,137
Contract benefits	(803)	(859)	(32)	(4)	(3,798)	(4,273)	(12)	(8)
Contract terminations	(1,453)	(906)	(3,179)	(2,465)	(4,248)	(4,421)	(4,049)	(3,981)
Contract maintenance charges	(7)	(6)	0	0	(25)	(27)	0	0
Other transfers (to) from FILI, net	(16)	(18)	3	1	(11)	21	(3)	2
Net increase (decrease) in net assets from contract transactions	(2,962)	565	21,190	20,947	(16,197)	(9,066)	(14,264)	36,395
Total increase (decrease) in net assets	(2,802)	3,541	21,282	32,006	(20,154)	3,299	(19,705)	50,284
Net Assets:
Beginning of period	35,546	32,005	129,355	97,349	136,468	133,169	168,988	118,704
End of period	$32,744	$35,546	$150,637	$129,355	$116,314	$136,468	$149,283	$168,988
(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities		VIP – Growth Opportunities Investor Class		VIP – Mid Cap		VIP – Mid Cap Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(576)	$(502)	$(76)	$(57)	$(1,260)	$(2,197)	$1,137	$(72)
Net realized gain (loss) on investments	15,106	5,510	36,598	12,712	46,214	16,913	55,389	15,869
Unrealized appreciation (depreciation)	(11,437)	3,090	(31,802)	201	(51,842)	4,639	(67,082)	9,186
Net increase (decrease) in net assets from operations	3,093	8,098	4,720	12,856	(6,888)	19,355	(10,556)	24,983
Contract Transactions:
Payments received from contract owners	196	353	6,157	2,949	572	1,057	7,540	9,357
Transfers between sub-accounts and the fixed account, net	15,118	(9,431)	117,043	1,051	(12,082)	(24,076)	31,218	3,667
Contract benefits	(1,905)	(1,767)	(34)	(50)	(8,496)	(8,496)	(77)	(66)
Contract terminations	(2,613)	(2,564)	(5,780)	(3,231)	(12,037)	(11,369)	(9,873)	(9,223)
Contract maintenance charges	(16)	(17)	0	0	(63)	(66)	0	0
Other transfers (to) from FILI, net	(14)	41	(1)	0	77	124	(5)	0
Net increase (decrease) in net assets from contract transactions	10,766	(13,385)	117,385	719	(32,029)	(42,826)	28,803	3,735
Total increase (decrease) in net assets	13,859	(5,287)	122,105	13,575	(38,917)	(23,471)	18,247	28,718
Net Assets:
Beginning of period	78,483	83,770	127,583	114,008	365,029	388,500	442,609	413,891
End of period	$92,342	$78,483	$249,688	$127,583	$326,112	$365,029	$460,856	$442,609

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Value Strategies		VIP – Value Strategies Investor Class		VIP – Utilities		VIP – Utilities Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$145	$58	$955	$610	$348	$301	$1,262	$1,222
Net realized gain (loss) on investments	1,046	1,193	3,579	4,518	1,903	1,940	4,790	6,054
Unrealized appreciation (depreciation)	(2,883)	1,695	(8,206)	(433)	(5,497)	2,905	(14,143)	4,576
Net increase (decrease) in net assets from operations	(1,692)	2,946	(3,672)	4,695	(3,246)	5,146	(8,091)	11,852
Contract Transactions:
Payments received from contract owners	199	222	1,436	1,315	165	324	1,705	3,925
Transfers between sub-accounts and the fixed account, net	(812)	(10,944)	19,428	(9,753)	(8,450)	6,265	(26,268)	27,041
Contract benefits	(1,168)	(1,652)	(7)	(7)	(589)	(778)	(12)	(10)
Contract terminations	(1,533)	(2,078)	(2,033)	(3,155)	(935)	(1,018)	(2,598)	(1,890)
Contract maintenance charges	(7)	(8)	0	0	(10)	(14)	(24)	(17)
Other transfers (to) from FILI, net	(48)	(24)	0	(1)	(36)	(18)	(1)	2
Net increase (decrease) in net assets from contract transactions	(3,369)	(14,484)	18,824	(11,601)	(9,855)	4,761	(27,198)	29,051
Total increase (decrease) in net assets	(5,061)	(11,538)	15,152	(6,906)	(13,101)	9,907	(35,289)	40,903
Net Assets:
Beginning of period	49,610	61,148	79,927	86,833	33,446	23,539	87,778	46,875
End of period	$44,549	$49,610	$95,079	$79,927	$20,345	$33,446	$52,489	$87,778
(In thousands)	Subaccounts Investing In:
	VIP – Technology		VIP – Technology Investor Class		VIP – Energy		VIP – Energy Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(421)	$(428)	$(177)	$(204)	$151	$0	$1,017	$664
Net realized gain (loss) on investments	3,585	9,695	10,424	22,597	(842)	1,659	2,736	3,032
Unrealized appreciation (depreciation)	(166)	(3,516)	(1,070)	(8,217)	(11,527)	(12,545)	(27,772)	(19,938)
Net increase (decrease) in net assets from operations	2,998	5,751	9,177	14,176	(12,218)	(10,886)	(24,019)	(16,242)
Contract Transactions:
Payments received from contract owners	84	167	7,663	6,847	200	309	7,687	4,511
Transfers between sub-accounts and the fixed account, net	1,573	3,338	43,391	35,474	(7,766)	(4,542)	15,642	11,189
Contract benefits	(1,139)	(989)	(11)	(65)	(1,479)	(2,635)	(46)	(55)
Contract terminations	(1,839)	(1,989)	(3,451)	(3,176)	(1,554)	(2,665)	(1,729)	(3,695)
Contract maintenance charges	(22)	(24)	(29)	(23)	(23)	(30)	(44)	(31)
Other transfers (to) from FILI, net	(25)	(16)	(4)	(3)	(21)	(96)	4	(4)
Net increase (decrease) in net assets from contract transactions	(1,368)	487	47,559	39,054	(10,643)	(9,659)	21,514	11,915
Total increase (decrease) in net assets	1,630	6,238	56,736	53,230	(22,861)	(20,545)	(2,505)	(4,327)
Net Assets:
Beginning of period	61,188	54,950	163,974	110,744	65,148	85,693	92,315	96,642
End of period	$62,818	$61,188	$220,710	$163,974	$42,287	$65,148	$89,810	$92,315

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Health Care		VIP – Health Care Investor Class		VIP – Financial Services		VIP – Financial Services Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(1,907)	$(1,472)	$(1,485)	$(926)	$55	$56	$704	$699
Net realized gain (loss) on investments	51,391	31,098	132,014	64,323	48	796	3,824	3,622
Unrealized appreciation (depreciation)	(39,584)	17,470	(103,181)	61,840	(1,087)	1,057	(7,776)	2,185
Net increase (decrease) in net assets from operations	9,900	47,096	27,348	125,237	(984)	1,909	(3,248)	6,506
Contract Transactions:
Payments received from contract owners	1,489	1,271	44,888	28,634	46	62	2,425	3,664
Transfers between sub-accounts and the fixed account, net	(5,882)	20,895	85,717	119,736	(958)	(4,648)	6,926	13,088
Contract benefits	(4,213)	(3,156)	(87)	(142)	(289)	(351)	(26)	0
Contract terminations	(8,348)	(4,174)	(15,947)	(11,165)	(471)	(482)	(1,314)	(1,400)
Contract maintenance charges	(115)	(92)	(114)	(130)	(15)	(9)	(10)	(10)
Other transfers (to) from FILI, net	(167)	69	27	3	(2)	24	0	(9)
Net increase (decrease) in net assets from contract transactions	(17,236)	14,813	114,484	136,936	(1,689)	(5,404)	8,001	15,333
Total increase (decrease) in net assets	(7,336)	61,909	141,832	262,173	(2,673)	(3,495)	4,753	21,839
Net Assets:
Beginning of period	211,292	149,383	610,573	348,400	21,441	24,936	75,988	54,149
End of period	$203,956	$211,292	$752,405	$610,573	$18,768	$21,441	$80,741	$75,988
(In thousands)	Subaccounts Investing In:
	VIP – Industrials		VIP – Industrials Investor Class		VIP – Consumer Discretionary		VIP – Consumer Discretionary Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(8)	$(32)	$592	$636	$(23)	$(92)	$418	$166
Net realized gain (loss) on investments	5,636	5,004	13,606	11,176	2,479	4,116	10,223	13,229
Unrealized appreciation (depreciation)	(6,560)	(2,781)	(16,418)	(5,856)	(2,216)	(2,680)	(7,794)	(7,223)
Net increase (decrease) in net assets from operations	(932)	2,191	(2,220)	5,956	240	1,344	2,847	6,172
Contract Transactions:
Payments received from contract owners	54	267	2,837	3,668	53	81	5,069	1,904
Transfers between sub-accounts and the fixed account, net	(6,526)	(8,322)	(12,706)	(14,496)	18,784	(10,109)	65,655	(25,456)
Contract benefits	(972)	(847)	(2)	(99)	(686)	(486)	(29)	(57)
Contract terminations	(1,514)	(1,149)	(1,869)	(2,782)	(700)	(529)	(2,062)	(2,314)
Contract maintenance charges	(7)	(14)	(23)	(16)	(8)	(8)	(27)	(47)
Other transfers (to) from FILI, net	(1)	(71)	5	(10)	49	7	6	(15)
Net increase (decrease) in net assets from contract transactions	(8,966)	(10,136)	(11,758)	(13,735)	17,492	(11,044)	68,612	(25,985)
Total increase (decrease) in net assets	(9,898)	(7,945)	(13,978)	(7,779)	17,732	(9,700)	71,459	(19,813)
Net Assets:
Beginning of period	42,638	50,583	109,165	116,944	19,323	29,023	79,154	98,967
End of period	$32,740	$42,638	$95,187	$109,165	$37,055	$19,323	$150,613	$79,154

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Real Estate		VIP – Real Estate Investor Class		VIP – Strategic Income		VIP – Strategic Income Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$533	$518	$3,294	$2,873	$1,471	$1,924	$22,561	$25,579
Net realized gain (loss) on investments	810	3,529	10,783	13,256	174	1,663	2,488	13,476
Unrealized appreciation (depreciation)	(261)	8,257	(9,138)	24,176	(3,474)	(838)	(41,004)	(10,528)
Net increase (decrease) in net assets from operations	1,082	12,304	4,939	40,305	(1,829)	2,749	(15,955)	28,527
Contract Transactions:
Payments received from contract owners	472	370	6,965	6,012	596	893	27,304	37,253
Transfers between sub-accounts and the fixed account, net	(3,606)	4,358	(3,592)	30,552	(8,598)	(8,324)	(38,173)	11,219
Contract benefits	(973)	(849)	0	(29)	(2,026)	(1,915)	(356)	(420)
Contract terminations	(1,548)	(1,692)	(5,559)	(4,254)	(4,039)	(4,912)	(42,495)	(37,127)
Contract maintenance charges	(12)	(12)	0	0	(13)	(15)	0	0
Other transfers (to) from FILI, net	(17)	41	2	1	(62)	(47)	1	(5)
Net increase (decrease) in net assets from contract transactions	(5,684)	2,216	(2,184)	32,282	(14,142)	(14,320)	(53,719)	10,920
Total increase (decrease) in net assets	(4,602)	14,520	2,755	72,587	(15,971)	(11,571)	(69,674)	39,447
Net Assets:
Beginning of period	55,826	41,306	199,704	127,117	89,899	101,470	912,285	872,838
End of period	$51,224	$55,826	$202,459	$199,704	$73,928	$89,899	$842,611	$912,285

(In thousands)	Subaccounts Investing In:
	VIP – Growth Strategies (c)		VIP – Growth Strategies Investor Class (c)		VIP – International Capital Appreciation (a)	VIP – International Capital Appreciation, Class R (c)		VIP – International Capital Appreciation, Investor Class (b)
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(24)	$(48)	$(19)	$(14)	$9	$(19)	$(69)	$770	$171
Net realized gain (loss) on investments	1,690	291	5,134	1,076	(28)	142	261	2,570	2,946
Unrealized appreciation (depreciation)	(1,089)	508	(2,868)	1,185	(544)	782	114	(1,468)	(878)
Net increase (decrease) in net assets from operations	577	751	2,247	2,247	(563)	905	306	1,872	2,239
Contract Transactions:
Payments received from contract owners	5	55	400	319	3	160	35	10,380	5,011
Transfers between sub- accounts and the fixed account, net	(8,061)	(4)	(28,657)	9,784	17,247	(16,696)	397	38,875	16,568
Contract benefits	(47)	(144)	0	(2)	(189)	(71)	(344)	(19)	(37)
Contract terminations	(36)	(126)	(301)	(1,331)	(407)	(494)	(405)	(2,479)	(2,314)
Contract maintenance charges	(1)	(1)	0	0	(2)	(3)	(3)	(5)	(16)
Other transfers (to) from FILI, net	1	6	3	1	(3)	0	0	5	(1)
Net increase (decrease) in net assets from contract transactions	(8,139)	(214)	(28,555)	8,771	16,649	(17,104)	(320)	46,757	19,211
Total increase (decrease) in net assets	(7,562)	537	(26,308)	11,018	16,086	(16,199)	(14)	48,629	21,450
Net Assets:
Beginning of period	7,562	7,025	26,308	15,290	0	16,199	16,213	102,163	80,713
End of period	$0	$7,562	$0	$26,308	$16,086	$0	$16,199	$150,792	$102,163

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Value Leaders (c)		VIP – Value Leaders Investor Class (c)		VIP – Value		VIP – Value Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$113	$26	$331	$175	$108	$120	$1,245	$1,070
Net realized gain (loss) on investments	233	164	1,291	808	3,920	1,412	18,451	6,016
Unrealized appreciation (depreciation)	(22)	632	(731)	1,179	(4,666)	519	(21,665)	1,699
Net increase (decrease) in net assets from operations	324	822	891	2,162	(638)	2,051	(1,969)	8,785
Contract Transactions:
Payments received from contract owners	4	11	26	370	75	216	5,404	3,319
Transfers between sub-accounts and the fixed account, net	(7,820)	(548)	(19,933)	(93)	2,486	2,142	14,191	23,214
Contract benefits	(46)	(210)	0	0	(633)	(452)	(1)	(21)
Contract terminations	(109)	(156)	(631)	(425)	(1,040)	(551)	(3,004)	(1,930)
Contract maintenance charges	0	(1)	0	0	(5)	(4)	0	0
Other transfers (to) from FILI, net	(1)	(35)	0	0	(33)	6	9	(1)
Net increase (decrease) in net assets from contract transactions	(7,972)	(939)	(20,538)	(148)	850	1,357	16,599	24,581
Total increase (decrease) in net assets	(7,648)	(117)	(19,647)	2,014	212	3,408	14,630	33,366
Net Assets:
Beginning of period	7,648	7,765	19,647	17,633	22,098	18,690	98,656	65,290
End of period	$0	$7,648	$0	$19,647	$22,310	$22,098	$113,286	$98,656
(In thousands)	Subaccounts Investing In:
	VIP – Growth Stock (c)		VIP – Growth Stock Investor Class (c)		VIP – Freedom Income		VIP – Freedom Income Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(1)	$5	$188	$535	$101	$92	$930	$807
Net realized gain (loss) on investments	2,854	2,661	14,025	13,221	87	205	735	1,141
Unrealized appreciation (depreciation)	(1,563)	(811)	(7,103)	(3,269)	(311)	60	(2,073)	102
Net increase (decrease) in net assets from operations	1,290	1,855	7,110	10,487	(123)	357	(408)	2,050
Contract Transactions:
Payments received from contract owners	17	59	1,497	3,957	98	125	2,575	1,627
Transfers between sub-accounts and the fixed account, net	(20,774)	2,538	(110,815)	15,191	(835)	1,388	1,007	4,735
Contract benefits	(113)	(231)	(40)	0	(92)	(428)	(607)	(55)
Contract terminations	(154)	(464)	(647)	(2,388)	(753)	(696)	(3,805)	(2,313)
Contract maintenance charges	(1)	(3)	0	0	(2)	(2)	0	0
Other transfers (to) from FILI, net	(1)	29	(8)	1	(5)	7	1	(1)
Net increase (decrease) in net assets from contract transactions	(21,026)	1,928	(110,013)	16,761	(1,589)	394	(829)	3,993
Total increase (decrease) in net assets	(19,736)	3,783	(102,903)	27,248	(1,712)	751	(1,237)	6,043
Net Assets:
Beginning of period	19,736	15,953	102,903	75,655	12,717	11,966	62,053	56,010
End of period	$0	$19,736	$0	$102,903	$11,005	$12,717	$60,816	$62,053

(c)  Fund Closed. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005		VIP – Freedom 2005 Investor Class		VIP – Freedom 2010		VIP – Freedom 2010 Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$59	$62	$281	$282	$109	$113	$845	$765
Net realized gain (loss) on investments	50	90	162	523	307	453	778	2,119
Unrealized appreciation (depreciation)	(187)	90	(535)	(88)	(490)	(30)	(1,944)	(697)
Net increase (decrease) in net assets from operations	(78)	242	(92)	717	(74)	536	(321)	2,187
Contract Transactions:
Payments received from contract owners	222	112	47	928	2	11	1,068	1,399
Transfers between sub-accounts and the fixed account, net	(287)	535	(593)	2,688	(1,622)	213	583	699
Contract benefits	(9)	(2)	(281)	(5)	(25)	(108)	(28)	(17)
Contract terminations	(975)	(153)	(1,346)	(683)	(776)	(1,613)	(3,438)	(4,160)
Contract maintenance charges	(1)	(1)	0	0	(3)	(3)	0	0
Other transfers (to) from FILI, net	2	(2)	1	(1)	4	2	0	1
Net increase (decrease) in net assets from contract transactions	(1,048)	489	(2,172)	2,927	(2,420)	(1,498)	(1,815)	(2,078)
Total increase (decrease) in net assets	(1,126)	731	(2,264)	3,644	(2,494)	(962)	(2,136)	109
Net Assets:
Beginning of period	7,305	6,574	19,848	16,204	14,043	15,005	55,984	55,875
End of period	$6,179	$7,305	$17,584	$19,848	$11,549	$14,043	$53,848	$55,984
(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2015		VIP – Freedom 2015 Investor Class		VIP – Freedom 2020		VIP – Freedom 2020 Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$268	$255	$1,429	$1,299	$268	$236	$2,699	$2,414
Net realized gain (loss) on investments	636	903	1,901	3,015	625	1,222	3,302	5,137
Unrealized appreciation (depreciation)	(1,180)	7	(3,855)	(407)	(1,186)	(261)	(7,150)	(607)
Net increase (decrease) in net assets from operations	(276)	1,165	(525)	3,907	(293)	1,197	(1,149)	6,944
Contract Transactions:
Payments received from contract owners	323	94	1,842	3,361	150	498	6,115	9,031
Transfers between sub-accounts and the fixed account, net	(2,850)	(194)	(1,556)	732	(1,582)	(1,105)	(1,755)	18,157
Contract benefits	(11)	(49)	(4)	(187)	(105)	(31)	(64)	(36)
Contract terminations	(1,094)	(1,110)	(4,330)	(3,551)	(1,556)	(747)	(7,435)	(5,056)
Contract maintenance charges	(6)	(8)	0	0	(5)	(5)	0	0
Other transfers (to) from FILI, net	2	(39)	0	(1)	5	(26)	4	3
Net increase (decrease) in net assets from contract transactions	(3,636)	(1,306)	(4,048)	354	(3,093)	(1,416)	(3,135)	22,099
Total increase (decrease) in net assets	(3,912)	(141)	(4,573)	4,261	(3,386)	(219)	(4,284)	29,043
Net Assets:
Beginning of period	30,216	30,357	93,183	88,922	29,169	29,388	171,670	142,627
End of period	$26,304	$30,216	$88,610	$93,183	$25,783	$29,169	$167,386	$171,670

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2025		VIP – Freedom 2025 Investor Class		VIP – Freedom 2030		VIP – Freedom 2030 Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$138	$130	$2,390	$1,778	$173	$133	$1,970	$1,540
Net realized gain (loss) on investments	518	657	3,022	4,767	336	521	2,894	4,566
Unrealized appreciation (depreciation)	(758)	(97)	(6,854)	(874)	(629)	(3)	(5,910)	(893)
Net increase (decrease) in net assets from operations	(102)	690	(1,442)	5,671	(120)	651	(1,046)	5,213
Contract Transactions:
Payments received from contract owners	234	242	8,216	7,386	382	496	8,372	7,799
Transfers between sub-accounts and the fixed account, net	(851)	(684)	15,266	13,911	24	(290)	8,060	6,856
Contract benefits	(25)	(26)	0	(16)	(6)	(32)	(37)	0
Contract terminations	(1,741)	(131)	(5,564)	(4,013)	(313)	(514)	(2,323)	(1,260)
Contract maintenance charges	(5)	(5)	0	0	(4)	(5)	0	0
Other transfers (to) from FILI, net	(8)	1	0	(4)	(1)	1	(2)	0
Net increase (decrease) in net assets from contract transactions	(2,396)	(603)	17,918	17,264	82	(344)	14,070	13,395
Total increase (decrease) in net assets	(2,498)	87	16,476	22,935	(38)	307	13,024	18,608
Net Assets:
Beginning of period	16,302	16,215	129,695	106,760	17,423	17,116	121,507	102,899
End of period	$13,804	$16,302	$146,171	$129,695	$17,385	$17,423	$134,531	$121,507

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I		VIP – Freedom Lifetime Income II		VIP – Freedom Lifetime Income III
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$177	$147	$425	$343	$283	$194
Net realized gain (loss) on investments	171	327	349	329	224	523
Unrealized appreciation (depreciation)	(458)	(34)	(1,029)	393	(655)	(164)
Net increase (decrease) in net assets from operations	(110)	440	(255)	1,065	(148)	553
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	301	2,063	3,540	6,709	4,775	4,130
Contract benefits	(945)	(744)	(2,024)	(1,570)	(1,019)	(812)
Contract terminations	(146)	(30)	(407)	0	(49)	(92)
Contract maintenance charges	0	0	0	0	0	0
Other transfers (to) from FILI, net	98	(6)	49	46	43	35
Net increase (decrease) in net assets from contract transactions	(692)	1,283	1,158	5,185	3,750	3,261
Total increase (decrease) in net assets	(802)	1,723	903	6,250	3,602	3,814
Net Assets:
Beginning of period	12,440	10,717	28,755	22,505	15,373	11,559
End of period	$11,638	$12,440	$29,658	$28,755	$18,975	$15,373

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Disciplined Small Cap		VIP – Disciplined Small Cap Investor Class		VIP – FundsManager 20%		VIP – FundsManager 50%
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(76)	$(169)	$619	$228	$6,061	$6,773	$10,152	$9,929
Net realized gain (loss) on investments	1,429	5,541	4,224	21,685	26,146	14,241	61,210	30,525
Unrealized appreciation (depreciation)	(2,155)	(4,330)	(10,185)	(15,210)	(34,232)	3,625	(73,840)	12,258
Net increase (decrease) in net assets from operations	(802)	1,042	(5,342)	6,703	(2,025)	24,639	(2,478)	52,712
Contract Transactions:
Payments received from contract owners	308	377	8,254	6,037	19,729	28,215	36,322	38,573
Transfers between sub-accounts and the fixed account, net	(542)	(10,087)	17,162	(18,293)	13,979	53,546	63,577	112,024
Contract benefits	(619)	(601)	(50)	(34)	(3,774)	(3,573)	(13,187)	(11,234)
Contract terminations	(1,998)	(1,029)	(4,867)	(5,013)	(51,565)	(39,969)	(55,204)	(51,753)
Contract maintenance charges	(6)	(7)	0	0	(14)	(15)	(18)	(19)
Other transfers (to) from FILI, net	3	19	5	19	85	37	266	178
Net increase (decrease) in net assets from contract transactions	(2,854)	(11,328)	20,504	(17,284)	(21,560)	38,241	31,756	87,769
Total increase (decrease) in net assets	(3,656)	(10,286)	15,162	(10,581)	(23,585)	62,880	29,278	140,481
Net Assets:
Beginning of period	31,817	42,103	159,191	169,772	689,187	626,307	1,205,623	1,065,142
End of period	$28,161	$31,817	$174,353	$159,191	$665,602	$689,187	$1,234,901	$1,205,623

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 60%		VIP – FundsManager 70%		VIP – FundsManager 85%
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$5,522	$7,381	$6,815	$8,164	$4,228	$2,352
Net realized gain (loss) on investments	153,096	86,140	37,420	20,925	22,543	11,197
Unrealized appreciation (depreciation)	(165,578)	(21,786)	(44,582)	11,834	(27,077)	2,302
Net increase (decrease) in net assets from operations	(6,960)	71,735	(347)	40,923	(306)	15,851
Contract Transactions:
Payments received from contract owners	34,487	37,244	40,468	46,570	17,592	13,124
Transfers between sub-accounts and the fixed account, net	90,191	124,836	76,321	87,894	13,208	31,013
Contract benefits	(10,071)	(6,487)	(4,745)	(5,133)	(2,379)	(2,588)
Contract terminations	(100,190)	(102,397)	(37,415)	(22,662)	(8,586)	(10,318)
Contract maintenance charges	(11)	(13)	(15)	(15)	(7)	(7)
Other transfers (to) from FILI, net	229	(26)	81	12	135	(40)
Net increase (decrease) in net assets from contract transactions	14,635	53,157	74,695	106,666	19,963	31,184
Total increase (decrease) in net assets	7,675	124,892	74,348	147,589	19,657	47,035
Net Assets:
Beginning of period	1,679,510	1,554,618	936,281	788,692	345,076	298,041
End of period	$1,687,185	$1,679,510	$1,010,629	$936,281	$364,733	$345,076
Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Staples		VIP – Consumer Staples Investor Class		VIP – Materials		VIP – Materials Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$180	$121	$2,328	$1,574	$53	$11	$422	$344
Net realized gain (loss) on investments	2,416	1,842	14,686	10,363	1,556	1,589	4,663	3,818
Unrealized appreciation (depreciation)	(683)	552	(1,996)	4,919	(2,840)	(1,749)	(8,650)	(4,359)
Net increase (decrease) in net assets from operations	1,913	2,515	15,018	16,856	(1,231)	(149)	(3,565)	(197)
Contract Transactions:
Payments received from contract owners	127	181	8,313	3,801	4	25	669	1,133
Transfers between sub-accounts and the fixed account, net	3,668	(4,504)	29,400	2,030	(3,500)	(2,132)	(9,090)	756
Contract benefits	(450)	(304)	(4)	(29)	(261)	(563)	0	(49)
Contract terminations	(843)	(414)	(3,533)	(4,614)	(541)	(517)	(1,416)	(2,286)
Contract maintenance charges	(7)	(6)	(17)	(7)	(7)	(7)	(8)	(4)
Other transfers (to) from FILI, net	25	17	(1)	(8)	(14)	(61)	(1)	(8)
Net increase (decrease) in net assets from contract transactions	2,520	(5,030)	34,158	1,173	(4,319)	(3,255)	(9,846)	(458)
Total increase (decrease) in net assets	4,433	(2,515)	49,176	18,029	(5,550)	(3,404)	(13,411)	(655)
Net Assets:
Beginning of period	21,190	23,705	145,149	127,120	16,197	19,601	48,315	48,970
End of period	$25,623	$21,190	$194,325	$145,149	$10,647	$16,197	$34,904	$48,315

(In thousands)	Subaccounts Investing In:
	VIP – Telecommunications		VIP – Telecommunications Investor Class		VIP – Emerging Markets (a)	VIP – Emerging Markets, Class R (c)		VIP – Emerging Markets Investor Class (b)
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$22	$86	$207	$476	$0	$(16)	$(44)	$87	$25
Net realized gain (loss) on investments	30	109	232	750	(248)	(853)	(121)	(77)	244
Unrealized appreciation (depreciation)	(29)	(128)	(342)	(741)	(870)	1,203	154	(3,163)	(162)
Net increase (decrease) in net assets from operations	23	67	97	485	(1,118)	334	(11)	(3,153)	107
Contract Transactions:
Payments received from contract owners	23	4	605	571	7	10	87	716	649
Transfers between sub- accounts and the fixed account, net	1,106	(841)	6,410	(1,661)	6,404	(7,957)	(1,196)	1,832	666
Contract benefits	(78)	(122)	0	(54)	(70)	(38)	(115)	(2)	(54)
Contract terminations	(76)	(105)	(837)	(424)	(93)	(32)	(259)	(1,282)	(891)
Contract maintenance charges	(2)	(1)	(3)	(2)	(1)	(1)	(3)	0	(5)
Other transfers (to) from FILI, net	2	(16)	(1)	(4)	1	1	12	0	(1)
Net increase (decrease) in net assets from contract transactions	975	(1,081)	6,174	(1,574)	6,248	(8,017)	(1,474)	1,264	364
Total increase (decrease) in net assets	998	(1,014)	6,271	(1,089)	5,130	(7,683)	(1,485)	(1,889)	471
Net Assets:
Beginning of period	3,146	4,160	14,160	15,249	0	7,683	9,168	27,501	27,030
End of period	$4,144	$3,146	$20,431	$14,160	$5,130	$0	$7,683	$25,612	$27,501

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Floating Rate High Income (a)		VIP – Floating Rate High Income Investor Class (a)		UIF – Emerging Markets Equity		UIF – Emerging Markets Debt		UIF – Global Strategist (b)
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$143	$22	$3,609	$1,284	$198	$(150)	$7,453	$9,005	$493	$179
Net realized gain (loss) on investments	(38)	(10)	(37)	(75)	(5,604)	(7,228)	(1,966)	516	(582)	4,292
Unrealized appreciation (depreciation)	(195)	(47)	(4,575)	(2,158)	(2,167)	3,236	(7,165)	(4,874)	(2,526)	(3,787)
Net increase (decrease) in net assets from operations	(90)	(35)	(1,003)	(949)	(7,573)	(4,142)	(1,678)	4,647	(2,615)	684
Contract Transactions:
Payments received from contract owners	202	144	8,164	21,415	679	777	1,661	3,197	698	2,047
Transfers between sub- accounts and the fixed account, net	2,114	1,556	22,842	49,438	(6,862)	(11,867)	(21,849)	(22,718)	(6,335)	2,716
Contract benefits	(27)	(16)	0	0	(816)	(902)	(623)	(429)	(404)	(487)
Contract terminations	(43)	(228)	(5,603)	(821)	(2,728)	(3,259)	(6,478)	(6,150)	(1,457)	(1,081)
Contract maintenance charges	0	0	0	0	(9)	(12)	(4)	(5)	(1)	(2)
Other transfers (to) from FILI, net	4	(25)	0	(2)	(16)	68	5	(76)	2	16
Net increase (decrease) in net assets from contract transactions	2,250	1,431	25,403	70,030	(9,752)	(15,195)	(27,288)	(26,181)	(7,497)	3,209
Total increase (decrease) in net assets	2,160	1,396	24,400	69,081	(17,325)	(19,337)	(28,966)	(21,534)	(10,112)	3,893
Net Assets:
Beginning of period	1,396	0	69,081	0	75,494	94,831	159,823	181,357	43,258	39,365
End of period	$3,556	$1,396	$93,481	$69,081	$58,169	$75,494	$130,857	$159,823	$33,146	$43,258

(In thousands)	Subaccounts Investing In:
	Invesco – Van Kampen Global Core Equity		WFAF – Advantage VT Discovery		WFAF – Advantage VT Opportunity
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$199	$381	$(244)	$(257)	$(142)	$(160)
Net realized gain (loss) on investments	1,852	1,223	4,390	4,173	2,141	14
Unrealized appreciation (depreciation)	(2,496)	(1,594)	(4,629)	(4,195)	(2,731)	2,037
Net increase (decrease) in net assets from operations	(445)	10	(483)	(279)	(732)	1,891
Contract Transactions:
Payments received from contract owners	232	326	0	0	0	0
Transfers between sub-accounts and the fixed account, net	(720)	(1,510)	(1,303)	(1,933)	(631)	(836)
Contract benefits	(241)	(238)	(642)	(536)	(371)	(338)
Contract terminations	(541)	(781)	(1,035)	(1,379)	(587)	(506)
Contract maintenance charges	(2)	(2)	(7)	(9)	(4)	(4)
Other transfers (to) from FILI, net	(12)	13	(26)	11	(18)	(52)
Net increase (decrease) in net assets from contract transactions	(1,284)	(2,192)	(3,013)	(3,846)	(1,611)	(1,736)
Total increase (decrease) in net assets	(1,729)	(2,182)	(3,496)	(4,125)	(2,343)	155
Net Assets:
Beginning of period	23,781	25,963	29,659	33,784	20,946	20,791
End of period	$22,052	$23,781	$26,163	$29,659	$18,603	$20,946

(a)  New Fund. See Note 1

(b)  Fund Name Change. See Note 1.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	Lazard – Retirement Emerging Markets		PVIT – Commodity Real Return		PVIT – Low Duration		PVIT – Real Return
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$1,133	$2,307	$550	$31	$15,138	$4,617	$8,077	$3,114
Net realized gain (loss) on investments	(3,844)	(1,286)	(529)	(247)	333	1,643	(3,565)	(5,009)
Unrealized appreciation (depreciation)	(20,761)	(8,945)	(3,949)	(3,255)	(14,983)	(2,915)	(10,648)	10,491
Net increase (decrease) in net assets from operations	(23,472)	(7,924)	(3,928)	(3,471)	488	3,345	(6,136)	8,596
Contract Transactions:
Payments received from contract owners	1,773	2,420	1,132	672	9,428	14,006	2,296	4,184
Transfers between sub-accounts and the fixed account, net	(15,756)	(12,772)	920	(418)	(13,073)	(19,658)	(24,475)	(55,529)
Contract benefits	(238)	(352)	(4)	(22)	(476)	(520)	(376)	(649)
Contract terminations	(3,154)	(4,035)	(626)	(456)	(35,739)	(38,659)	(10,225)	(13,658)
Contract maintenance charges	(4)	(6)	0	0	(5)	(6)	(3)	(4)
Other transfers (to) from FILI, net	12	17	1	1	16	5	(6)	38
Net increase (decrease) in net assets from contract transactions	(17,367)	(14,728)	1,423	(223)	(39,849)	(44,832)	(32,789)	(65,618)
Total increase (decrease) in net assets	(40,839)	(22,652)	(2,505)	(3,694)	(39,361)	(41,487)	(38,925)	(57,022)
Net Assets:
Beginning of period	130,919	153,571	14,088	17,782	499,438	540,925	237,474	294,496
End of period	$90,080	$130,919	$11,583	$14,088	$460,077	$499,438	$198,549	$237,474
(In thousands)	Subaccounts Investing In:
	PVIT – Total Return		Blackrock – Global Allocation V.I.		FTVIP – Templeton Global Bond (b)		FTVIP – Franklin U.S. Gov't Securities (b)
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$26,225	$11,826	$1,529	$3,632	$11,231	$6,552	$970	$708
Net realized gain (loss) on investments	5,805	(882)	10,825	17,673	(214)	136	74	(6)
Unrealized appreciation (depreciation)	(30,857)	13,838	(14,883)	(18,361)	(17,678)	(5,049)	(991)	230
Net increase (decrease) in net assets from operations	1,173	24,782	(2,529)	2,944	(6,661)	1,639	53	932
Contract Transactions:
Payments received from contract owners	12,428	12,866	6,937	16,811	3,043	9,904	1,836	2,170
Transfers between sub-accounts and the fixed account, net	(3,467)	(113,785)	(83)	26,198	(15,733)	22,107	17,176	11,381
Contract benefits	(492)	(1,406)	(151)	(232)	(113)	(133)	(443)	(26)
Contract terminations	(29,403)	(33,544)	(5,780)	(5,433)	(5,661)	(3,662)	(3,602)	(2,080)
Contract maintenance charges	(4)	(6)	(2)	(2)	(1)	(1)	0	0
Other transfers (to) from FILI, net	(11)	9	16	16	6	9	(10)	1
Net increase (decrease) in net assets from contract transactions	(20,949)	(135,866)	937	37,358	(18,459)	28,224	14,957	11,446
Total increase (decrease) in net assets	(19,776)	(111,084)	(1,592)	40,302	(25,120)	29,863	15,010	12,378
Net Assets:
Beginning of period	560,201	671,285	195,648	155,346	154,500	124,637	39,653	27,275
End of period	$540,425	$560,201	$194,056	$195,648	$129,380	$154,500	$54,663	$39,653

(b)  Fund Name Change. See Note 1

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

1. Organization

Fidelity Investments Variable Annuity Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company ("FILI"), a wholly-owned subsidiary of FMR LLC, on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement, Fidelity Growth and Guaranteed Income, Fidelity Income Advantage and Fidelity Freedom Lifetime Income variable annuity contracts. Fidelity Retirement Reserves, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, and Fidelity Income Advantage were closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups

Fidelity Variable Insurance Product Funds ("VIP")

Fidelity Variable Insurance Product Funds ("Investor Class") ("VIP - Investor Class")

The Universal Institutional Funds ("UIF")

Wells Fargo Advantage Variable Trust Funds ("WFAF")

Lazard Retirement Series, Inc. ("Lazard")

PIMCO Variable Insurance Trust Funds ("PVIT")

Invesco Advisers, Inc. ("Invesco")

Franklin Templeton Variable Insurance Products Trust Funds ("FTVIP")

Blackrock Variable Series Funds ("Blackrock")

During 2014 the following underlying funds were added and commenced operations effective April 30, 2014:

VIP - Floating Rate High Income

VIP - Floating Rate High Income Investor Class

During 2015, the following underlying funds were renamed:

Old Name
VIP - Money Market
VIP - Money Market Investor Class
UIF - Global Tactical Asset Allocation
New Name
VIP - Government Money Market
VIP - Government Money Market Investor Class
UIF - Global Strategist

During 2014, the following underlying funds were renamed:

Old Name
FTVIP Global Bond Securities
FTVIP U.S. Government
New Name
Templeton Global Bond VIP Fund
Franklin U.S. Government Securities VIP Fund

Effective April 24, 2015, the VIP Growth Stock, VIP Growth Stock Investor Class, VIP Growth Strategies, VIP Growth Strategies Investor Class, VIP Value Leaders, and VIP Value Leaders Investor Class were merged into the VIP Growth Opportunities, VIP Growth Opportunities Investor Class, VIP Mid Cap, VIP Mid Cap Investor Class, VIP Value, and VIP Value Investor Class funds respectively. Any policyholders with remaining shares in the funds were transferred to the successor funds.

Effective April 30, 2015, the VIP Emerging Markets Class R, VIP International Capital Appreciation Class R, and VIP Overseas Class R funds eliminated the redemption fee. Any policyholders with remaining shares in the funds were transferred to the VIP Emerging Markets, VIP International Capital Appreciation, and VIP Overseas funds respectively.

Effective April 30, 2015, the VIP Emerging Markets Class R Investor Class, VIP International Capital Appreciation Class R Investor Class, and VIP Overseas Class R Investor Class funds eliminated the redemption fee.

Effective December 1, 2015, VIP Money Market and VIP Money Market Investor Class transitioned to a government money market fund and changed their names to the VIP Government Money Market and VIP Government Money Market Investor Class respectively.

As of December 31, 2015, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $94,182,000 and 2,870,000 respectively.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees which are the responsibility of FILI.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("the Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•  Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

•  Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•  Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2015 or 2014. The Account had no Level 3 activity during 2015 and 2014.

3. Expenses and Related Party Transactions

FILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. FILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, FILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

Effective September 7, 2010, the annual mortality and expense and administrative charge for certain contract holders in Fidelity Personal Retirement is .20% and .05%, respectively. In addition, certain Fidelity Personal Retirement contract holders are eligible for a lower annual mortality and expense and administrative charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater.

Effective January 1, 2009 through September 6, 2010, the annual mortality and expense and administrative charges for new contract holders in Fidelity Personal Retirement was .25% and .10%, respectively. The annual mortality and expense and administrative charge for contract holders in Fidelity Personal Retirement prior to January 1, 2009 was .20% and .05%, respectively.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05	%-0.20%	0.50%	0.85	%-1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%		0.10%	0.25%
Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	—	—		—	—
Annual Maintenance Charge (Maximum)	$30	—	—		—	—

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Industrials
VIP - Industrials Investor Class
VIP - Utilities
VIP - Utilities Investor Class
VIP - Technology
VIP - Technology Investor Class
VIP - Energy
VIP - Energy Investor Class
VIP - Health Care
VIP - Health Care Investor Class
VIP - Consumer Discretionary
VIP - Consumer Discretionary Investor Class
VIP - Consumer Staples
VIP - Consumer Staples Investor Class
VIP - Materials
VIP - Materials Investor Class
VIP - Telecommunications
VIP - Telecommunications Investor Class
VIP - Financial Services
VIP - Financial Services Investor Class

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

3. Expenses and Related Party Transactions - continued

FILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by FILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI charges an amount equal to the state premium taxes it pays, ranging from 0-3.5%, pursuant to provisions in the contracts it issues.

The disclosures above include charges currently assessed to the contract holder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR LLC. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2015 were 0.045% to 0.80% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2015:

	Purchases (000s)	Sales (000s)
VIP - Government Money Market (b)	$74,651	$95,926
VIP - Government Money Market Investor Class (b)	632,189	544,933
VIP - High Income	10,474	19,329
VIP - High Income Investor Class	100,084	110,510
VIP - Equity-Income	55,020	53,811
VIP - Equity-Income Investor Class	51,182	43,344
VIP - Growth	16,937	51,148
VIP - Growth Investor Class	52,916	24,833
VIP - Overseas	44,803	13,506
VIP - Overseas, Class R (c)	1,852	41,170
VIP - Overseas, Investor Class (b)	60,227	23,181
VIP - Investment Grade Bond	15,398	33,459
VIP - Investment Grade Bond Investor Class	118,714	69,731
VIP - Asset Manager	22,431	28,619
VIP - Asset Manager Investor Class	43,301	19,587
VIP - Index 500	329,539	152,826
VIP - Asset Manager: Growth	2,039	12,396
VIP - Asset Manager: Growth Investor Class	30,349	9,667
VIP - Contrafund	100,130	98,979
VIP - Contrafund Investor Class	224,993	66,013
VIP - Balanced	21,248	21,295
VIP - Balanced Investor Class	378,107	140,994
VIP - Dynamic Capital Appreciation	7,925	8,883
VIP - Dynamic Capital Appreciation Investor Class	58,031	28,554
VIP - Growth & Income	11,196	19,380
VIP - Growth & Income Investor Class	42,653	45,864
VIP - Growth Opportunities	35,887	16,593
VIP - Growth Opportunities Investor Class	182,366	41,136
VIP - Mid Cap	58,372	49,303
VIP - Mid Cap Investor Class	141,994	59,975
VIP - Value Strategies	5,515	8,707
VIP - Value Strategies Investor Class	36,954	17,109
VIP - Utilities	4,544	13,143
VIP - Utilities Investor Class	16,524	40,022
VIP - Technology	12,955	11,513
VIP - Technology Investor Class	80,054	23,239

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Energy	$7,972	$16,642
VIP - Energy Investor Class	50,314	24,769
VIP - Health Care	66,696	58,749
VIP - Health Care Investor Class	318,970	121,096
VIP - Financial Services	6,018	7,656
VIP - Financial Services Investor Class	33,930	25,225
VIP - Industrials	6,353	11,646
VIP - Industrials Investor Class	27,451	28,807
VIP - Consumer Discretionary	23,745	4,271
VIP - Consumer Discretionary Investor Class	92,791	14,819
VIP - Real Estate	13,909	17,917
VIP - Real Estate Investor Class	60,542	54,960
VIP - Strategic Income	4,527	17,036
VIP - Strategic Income Investor Class	90,521	119,728
VIP - Growth Strategies (c)	5,098	12,302
VIP - Growth Strategies Investor Class (c)	20,439	45,416
VIP - International Capital Appreciation (a)	19,413	2,757
VIP - International Capital Appreciation, Class R (c)	1,895	19,018
VIP - International Capital Appreciation, Investor Class (b)	61,540	14,013
VIP - Value Leaders (c)	590	8,448
VIP - Value Leaders Investor Class (c)	2,682	22,890
VIP - Value	14,069	9,700
VIP - Value Investor Class	66,019	31,745
VIP - Growth Stock (c)	3,576	22,468
VIP - Growth Stock Investor Class (c)	22,950	121,070
VIP - Freedom Income	1,652	3,128
VIP - Freedom Income Investor Class	18,027	17,843
VIP - Freedom 2005	827	1,804
VIP - Freedom 2005 Investor Class	3,858	5,711
VIP - Freedom 2010	1,409	3,686
VIP - Freedom 2010 Investor Class	6,842	7,684
VIP - Freedom 2015	2,124	5,350
VIP - Freedom 2015 Investor Class	12,380	14,716
VIP - Freedom 2020	2,808	5,520
VIP - Freedom 2020 Investor Class	21,429	21,330
VIP - Freedom 2025	1,880	4,060
VIP - Freedom 2025 Investor Class	36,797	15,973
VIP - Freedom 2030	3,266	2,916
VIP - Freedom 2030 Investor Class	29,023	12,392
VIP - Freedom Lifetime Income I	909	1,341
VIP - Freedom Lifetime Income II	4,159	2,530
VIP - Freedom Lifetime Income III	5,513	1,414
VIP - Disciplined Small Cap	6,323	9,189
VIP - Disciplined Small Cap Investor Class	49,568	28,096
VIP - FundsManager 20%	98,334	92,464
VIP - FundsManager 50%	192,675	109,633
VIP - FundsManager 60%	303,719	165,878
VIP - FundsManager 70%	176,198	72,318
VIP - FundsManager 85%	83,905	46,532
VIP - Consumer Staples	9,317	5,150
VIP - Consumer Staples Investor Class	69,089	22,378
VIP - Materials	2,954	5,878
VIP - Materials Investor Class	12,721	17,999
VIP - Telecommunications	2,296	1,300
VIP - Telecommunications Investor Class	13,383	7,002

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Emerging Markets (a)	$8,873	$2,626
VIP - Emerging Markets, Class R	745	8,778
VIP - Emerging Markets Investor Class (b)	8,658	7,306
VIP - Floating Rate High Income	4,370	1,978
VIP - Floating Rate High Income Investor Class	63,843	34,831
UIF - Emerging Markets Equity	6,450	16,019
UIF - Emerging Markets Debt	13,720	33,562
UIF - Global Strategist (b)	3,704	10,416
Invesco - Van Kampen Global Core Equity	6,115	6,387
WFAF - Advantage VT Discovery	4,330	3,295
WFAF - Advantage VT Opportunity	2,110	1,814
Lazard - Retirement Emerging Markets	12,380	28,315
PVIT - Commodity Real Return	6,418	4,446
PVIT - Low Duration	78,176	102,881
PVIT - Real Return	20,188	44,898
PVIT - Total Return	84,938	73,871
Blackrock - Global Allocation V.I.	39,726	26,797
FTVIP - Templeton Global Bond	28,333	34,813
FTVIP - Franklin U.S. Gov't Securities	34,930	19,004

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2015:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Government Money Market (b)	253,903	$253,903	$1.00
VIP - Government Money Market Investor Class (b)	934,805	934,805	1.00
VIP - High Income	18,453	218,783	4.95
VIP - High Income Investor Class	67,184	404,332	4.93
VIP - Equity-Income	18,832	471,470	20.46
VIP - Equity-Income Investor Class	12,551	305,654	20.38
VIP - Growth	6,319	330,466	65.75
VIP - Growth Investor Class	3,441	188,464	65.55
VIP - Overseas	4,973	118,364	19.08
VIP - Overseas, Investor Class (b)	10,367	221,779	19.02
VIP - Investment Grade Bond	17,043	228,931	12.37
VIP - Investment Grade Bond Investor Class	43,423	568,382	12.32
VIP - Asset Manager	14,492	244,289	15.76
VIP - Asset Manager Investor Class	10,743	175,681	15.68
VIP - Index 500	8,197	1,456,225	206.43
VIP - Asset Manager: Growth	3,882	65,156	18.91
VIP - Asset Manager: Growth Investor Class	5,296	96,569	18.82
VIP - Contrafund	26,425	789,693	33.92
VIP - Contrafund Investor Class	32,679	1,033,611	33.77
VIP - Balanced	9,540	155,168	16.27
VIP - Balanced Investor Class	127,647	2,015,128	16.16
VIP - Dynamic Capital Appreciation	2,548	31,922	12.85
VIP - Dynamic Capital Appreciation Investor Class	11,741	150,120	12.83
VIP - Growth & Income	6,160	105,975	18.88
VIP - Growth & Income Investor Class	7,932	151,662	18.82
VIP - Growth Opportunities	2,910	80,761	31.75
VIP - Growth Opportunities Investor Class	7,902	256,948	31.60
VIP - Mid Cap	9,985	333,333	32.65

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Mid Cap Investor Class	14,180	$493,344	$32.50
VIP - Value Strategies	3,064	42,996	14.54
VIP - Value Strategies Investor Class	6,571	94,482	14.47
VIP - Utilities	1,543	22,798	13.18
VIP - Utilities Investor Class	4,004	60,778	13.11
VIP - Technology	5,275	62,938	11.91
VIP - Technology Investor Class	18,720	221,441	11.79
VIP - Energy	2,715	73,787	15.57
VIP - Energy Investor Class	5,776	142,306	15.55
VIP - Health Care	7,872	188,640	25.92
VIP - Health Care Investor Class	29,242	717,580	25.73
VIP - Financial Services	1,926	25,469	9.74
VIP - Financial Services Investor Class	8,315	85,216	9.71
VIP - Industrials	1,616	33,116	20.25
VIP - Industrials Investor Class	4,724	99,834	20.15
VIP - Consumer Discretionary	2,071	37,562	17.88
VIP - Consumer Discretionary Investor Class	8,442	152,199	17.84
VIP - Real Estate	2,612	61,441	19.61
VIP - Real Estate Investor Class	10,372	207,735	19.52
VIP - Strategic Income	6,974	81,214	10.60
VIP - Strategic Income Investor Class	79,717	928,138	10.57
VIP - International Capital Appreciation (a)	1,208	16,627	13.32
VIP - International Capital Appreciation, Investor Class (b)	11,406	147,942	13.22
VIP - Value	1,671	25,780	13.36
VIP - Value Investor Class	8,486	129,753	13.35
VIP - Freedom Income	1,021	11,342	10.78
VIP - Freedom Income Investor Class	5,600	62,094	10.86
VIP - Freedom 2005	547	6,517	11.29
VIP - Freedom 2005 Investor Class	1,630	18,321	10.79
VIP - Freedom 2010	950	11,647	12.15
VIP - Freedom 2010 Investor Class	4,687	54,291	11.49
VIP - Freedom 2015	2,149	26,602	12.24
VIP - Freedom 2015 Investor Class	7,814	88,880	11.34
VIP - Freedom 2020	2,072	26,136	12.44
VIP - Freedom 2020 Investor Class	14,761	167,661	11.34
VIP - Freedom 2025	1,077	13,960	12.82
VIP - Freedom 2025 Investor Class	12,140	143,271	12.04
VIP - Freedom 2030	1,371	18,056	12.68
VIP - Freedom 2030 Investor Class	11,518	132,536	11.68
VIP - Freedom Lifetime Income I	1,092	11,925	10.65
VIP - Freedom Lifetime Income II	2,584	29,775	11.47
VIP - Freedom Lifetime Income III	1,637	19,276	11.59
VIP - Disciplined Small Cap	1,939	28,942	14.52
VIP - Disciplined Small Cap Investor Class	12,041	178,452	14.48
VIP - FundsManager 20%	60,453	674,987	11.01
VIP - FundsManager 50%	104,205	1,172,179	11.85
VIP - FundsManager 60%	152,542	1,578,614	11.06
VIP - FundsManager 70%	83,869	950,886	12.05
VIP - FundsManager 85%	30,726	355,776	11.87
VIP - Consumer Staples	1,403	23,398	18.25
VIP - Consumer Staples Investor Class	10,683	176,850	18.19
VIP - Materials	874	12,532	12.18
VIP - Materials Investor Class	2,866	41,801	12.18
VIP - Telecommunications	382	4,253	10.85

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Telecommunications Investor Class	1,894	$20,911	$10.79
VIP - Emerging Markets (a)	630	5,999	8.14
VIP - Emerging Markets Investor Class (b)	3,158	31,139	8.11
VIP - Floating Rate High Income	381	3,797	9.34
VIP - Floating Rate High Income Investor Class	10,009	100,214	9.34
UIF - Emerging Markets Equity	4,694	104,370	12.39
UIF - Emerging Markets Debt	17,564	160,431	7.45
UIF - Global Strategist (b)	3,529	47,086	9.39
Invesco - Van Kampen Global Core Equity	2,640	22,167	8.35
WFAF - Advantage VT Discovery	1,007	31,839	25.99
WFAF - Advantage VT Opportunity	742	20,663	25.05
Lazard - Retirement Emerging Markets	5,808	145,119	15.51
PVIT - Commodity Real Return	1,676	22,984	6.91
PVIT - Low Duration	44,886	477,868	10.25
PVIT - Real Return	16,643	240,589	11.93
PVIT - Total Return	51,079	586,501	10.58
Blackrock - Global Allocation V.I.	12,903	220,552	15.04
FTVIP - Templeton Global Bond	8,189	156,493	15.80
FTVIP - Franklin U.S. Gov't Securities	4,384	57,167	12.47

(a)  New Fund. See Note 1

(b)  Fund Name Change. See Note 1

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2015 and 2014 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2015	2014	2015	2014
VIP - Government Money Market (b)
Units Issued	7,478	8,277	334	354
Units Redeemed	(8,217)	(10,489)	(513)	(441)
Net Increase (Decrease)	(739)	(2,212)	(179)	(87)
VIP - High Income
Units Issued	105	224	34	53
Units Redeemed	(344)	(512)	(98)	(142)
Net Increase (Decrease)	(239)	(288)	(64)	(89)
VIP - Equity-Income
Units Issued	63	100	8	7
Units Redeemed	(502)	(581)	(97)	(106)
Net Increase (Decrease)	(439)	(481)	(89)	(99)
VIP - Growth
Units Issued	87	142	9	19
Units Redeemed	(448)	(459)	(58)	(61)
Net Increase (Decrease)	(361)	(317)	(49)	(42)
VIP - Overseas
Units Issued	837	2	138	0
Units Redeemed	(297)	(158)	(41)	(15)
Net Increase (Decrease)	540	(156)	97	(15)

(b)  Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2015	2014	2015	2014
VIP - Overseas, Class R (c)
Units Issued	117	290	49	22
Units Redeemed	(2,038)	(564)	(336)	(69)
Net Increase (Decrease)	(1,921)	(274)	(287)	(47)
VIP - Investment Grade Bond
Units Issued	407	450	55	40
Units Redeemed	(808)	(847)	(194)	(205)
Net Increase (Decrease)	(401)	(397)	(139)	(165)
VIP - Asset Manager
Units Issued	78	102	7	6
Units Redeemed	(447)	(512)	(108)	(110)
Net Increase (Decrease)	(369)	(410)	(101)	(104)
VIP - Index 500
Units Issued	565	805	40	59
Units Redeemed	(1,096)	(1,078)	(143)	(147)
Net Increase (Decrease)	(531)	(273)	(103)	(88)
VIP - Asset Manager: Growth
Units Issued	37	99	11	6
Units Redeemed	(283)	(241)	(64)	(59)
Net Increase (Decrease)	(246)	(142)	(53)	(53)
VIP - Contrafund
Units Issued	344	436	42	34
Units Redeemed	(1,359)	(1,547)	(174)	(198)
Net Increase (Decrease)	(1,015)	(1,111)	(132)	(164)
VIP - Balanced
Units Issued	760	708	72	94
Units Redeemed	(803)	(732)	(245)	(196)
Net Increase (Decrease)	(43)	(24)	(173)	(102)
VIP - Dynamic Capital Appreciation
Units Issued	287	493	32	50
Units Redeemed	(365)	(461)	(67)	(69)
Net Increase (Decrease)	(78)	32	(35)	(19)
VIP - Growth & Income
Units Issued	151	369	13	69
Units Redeemed	(521)	(605)	(178)	(136)
Net Increase (Decrease)	(370)	(236)	(165)	(67)
VIP - Growth Opportunities
Units Issued	1,043	349	188	57
Units Redeemed	(691)	(867)	(135)	(153)
Net Increase (Decrease)	352	(518)	53	(96)
VIP - Mid Cap
Units Issued	487	303	100	36
Units Redeemed	(1,184)	(1,294)	(241)	(222)
Net Increase (Decrease)	(697)	(991)	(141)	(186)
VIP - Value Strategies
Units Issued	210	109	45	8
Units Redeemed	(330)	(598)	(65)	(162)
Net Increase (Decrease)	(120)	(489)	(20)	(154)

(c)  Fund Closed.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2015	2014	2015	2014
VIP - Utilities
Units Issued	204	665	36	114
Units Redeemed	(609)	(484)	(104)	(68)
Net Increase (Decrease)	(405)	181	(68)	46
VIP - Technology
Units Issued	555	771	100	163
Units Redeemed	(623)	(778)	(104)	(146)
Net Increase (Decrease)	(68)	(7)	(4)	17
VIP - Energy
Units Issued	367	704	70	80
Units Redeemed	(732)	(1,022)	(142)	(107)
Net Increase (Decrease)	(365)	(318)	(72)	(27)
VIP - Health Care
Units Issued	1,583	2,182	157	250
Units Redeemed	(1,984)	(1,861)	(233)	(183)
Net Increase (Decrease)	(401)	321	(76)	67
VIP - Financial Services
Units Issued	560	462	71	59
Units Redeemed	(705)	(820)	(68)	(174)
Net Increase (Decrease)	(145)	(358)	3	(115)
VIP - Industrials
Units Issued	86	245	15	21
Units Redeemed	(298)	(484)	(52)	(75)
Net Increase (Decrease)	(212)	(239)	(37)	(54)
VIP - Consumer Discretionary
Units Issued	830	241	151	16
Units Redeemed	(248)	(656)	(43)	(118)
Net Increase (Decrease)	582	(415)	108	(102)
VIP - Real Estate
Units Issued	456	498	104	110
Units Redeemed	(626)	(452)	(123)	(77)
Net Increase (Decrease)	(170)	46	(19)	33
VIP - Strategic Income
Units Issued	231	610	30	16
Units Redeemed	(916)	(1,262)	(126)	(157)
Net Increase (Decrease)	(685)	(652)	(96)	(141)
VIP - Growth Strategies (c)
Units Issued	164	118	63	12
Units Redeemed	(508)	(130)	(134)	(20)
Net Increase (Decrease)	(344)	(12)	(71)	(8)
VIP - International Capital Appreciation (a)
Units Issued	869	0	137	0
Units Redeemed	0	0	0	0
Net Increase (Decrease)	869	0	137	0
VIP - International Capital Appreciation, Class R (c)
Units Issued	0	281	0	18
Units Redeemed	(891)	(276)	(146)	(47)
Net Increase (Decrease)	(891)	5	(146)	(29)

(a)  New Fund. See Note 1.

(c)  Fund Closed. See Note 1.
Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2015	2014	2015	2014
VIP - Value Leaders (c)
Units Issued	20	113	15	20
Units Redeemed	(453)	(158)	(88)	(45)
Net Increase (Decrease)	(433)	(45)	(73)	(25)
VIP - Value
Units Issued	551	439	81	50
Units Redeemed	(496)	(342)	(104)	(68)
Net Increase (Decrease)	55	97	(23)	(18)
VIP - Growth Stock (c)
Units Issued	80	309	6	61
Units Redeemed	(861)	(255)	(155)	(24)
Net Increase (Decrease)	(781)	54	(149)	37
VIP - Freedom Income
Units Issued	122	268	0	0
Units Redeemed	(234)	(240)	0	0
Net Increase (Decrease)	(112)	28	0	0
VIP - Freedom 2005
Units Issued	47	74	0	0
Units Redeemed	(117)	(41)	0	0
Net Increase (Decrease)	(70)	33	0	0
VIP - Freedom 2010
Units Issued	88	106	0	0
Units Redeemed	(233)	(200)	0	0
Net Increase (Decrease)	(145)	(94)	0	0
VIP - Freedom 2015
Units Issued	122	196	0	0
Units Redeemed	(339)	(275)	0	0
Net Increase (Decrease)	(217)	(79)	0	0
VIP - Freedom 2020
Units Issued	163	341	0	0
Units Redeemed	(349)	(424)	0	0
Net Increase (Decrease)	(186)	(83)	0	0
VIP - Freedom 2025
Units Issued	110	142	0	0
Units Redeemed	(244)	(176)	0	0
Net Increase (Decrease)	(134)	(34)	0	0
VIP - Freedom 2030
Units Issued	189	174	0	0
Units Redeemed	(181)	(196)	0	0
Net Increase (Decrease)	8	(22)	0	0
VIP - Disciplined Small Cap
Units Issued	460	561	75	73
Units Redeemed	(614)	(1,159)	(98)	(232)
Net Increase (Decrease)	(154)	(598)	(23)	(159)
VIP - Funds Manager 20%
Units Issued	462	507	147	11
Units Redeemed	(720)	(857)	(132)	(146)
Net Increase (Decrease)	(258)	(350)	15	(135)

(c)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2015	2014	2015	2014
VIP - Funds Manager 50%
Units Issued	421	700	131	123
Units Redeemed	(1,096)	(1,188)	(523)	(549)
Net Increase (Decrease)	(675)	(488)	(392)	(426)
VIP - Funds Manager 60%
Units Issued	211	708	29	111
Units Redeemed	(573)	(706)	(217)	(203)
Net Increase (Decrease)	(362)	2	(188)	(92)
VIP - Funds Manager 70%
Units Issued	339	606	71	74
Units Redeemed	(611)	(960)	(314)	(274)
Net Increase (Decrease)	(272)	(354)	(243)	(200)
VIP - Funds Manager 85%
Units Issued	117	245	26	58
Units Redeemed	(483)	(516)	(132)	(137)
Net Increase (Decrease)	(366)	(271)	(106)	(79)
VIP - Consumer Staples
Units Issued	381	195	71	32
Units Redeemed	(280)	(451)	(53)	(73)
Net Increase (Decrease)	101	(256)	18	(41)
VIP - Materials
Units Issued	97	164	21	30
Units Redeemed	(323)	(329)	(44)	(53)
Net Increase (Decrease)	(226)	(165)	(23)	(23)
VIP - Telecommunications
Units Issued	158	98	27	13
Units Redeemed	(87)	(176)	(24)	(24)
Net Increase (Decrease)	71	(78)	3	(11)
VIP - Emerging Markets (a)
Units Issued	655	0	36	0
Units Redeemed	0	0	0	0
Net Increase (Decrease)	655	0	36	0
VIP - Emerging Markets, Class R (c)
Units Issued	0	376	0	18
Units Redeemed	(873)	(552)	(51)	(26)
Net Increase (Decrease)	(873)	(176)	(51)	(8)
VIP - Floating Rate High Income (a)
Units Issued	406	267	36	73
Units Redeemed	(195)	(152)	(26)	(47)
Net Increase (Decrease)	211	115	10	26
UIF - Emerging Markets Equity
Units Issued	36	55	9	7
Units Redeemed	(260)	(380)	(32)	(33)
Net Increase (Decrease)	(224)	(325)	(23)	(26)
UIF - Emerging Markets Debt
Units Issued	19	123	1	5
Units Redeemed	(114)	(237)	(16)	(26)
Net Increase (Decrease)	(95)	(114)	(15)	(21)

(a)  New Fund. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2015	2014	2015	2014
UIF - Global Strategist (b)
Units Issued	10	29	1	2
Units Redeemed	(107)	(118)	(26)	(31)
Net Increase (Decrease)	(97)	(89)	(25)	(29)
Invesco - Van Kampen Global Core Equity
Units Issued	46	33	4	2
Units Redeemed	(104)	(99)	(18)	(20)
Net Increase (Decrease)	(58)	(66)	(14)	(18)
WFAF - Advantage VT Discovery
Units Issued	1	0	0	0
Units Redeemed	(68)	(97)	(15)	(14)
Net Increase (Decrease)	(67)	(97)	(15)	(14)
WFAF - Advantage VT Opportunity
Units Issued	0	1	0	0
Units Redeemed	(35)	(40)	(9)	(10)
Net Increase (Decrease)	(35)	(39)	(9)	(10)
Lazard - Retirement Emerging Markets
Units Issued	73	272	4	28
Units Redeemed	(346)	(630)	(38)	(49)
Net Increase (Decrease)	(273)	(358)	(34)	(21)
PVIT - Commodity Real Return
Units Issued	0	0	2	13
Units Redeemed	(14)	(18)	(9)	(10)
Net Increase (Decrease)	(14)	(18)	(7)	3
PVIT - Low Duration
Units Issued	623	1,199	5	40
Units Redeemed	(949)	(1,380)	(29)	(55)
Net Increase (Decrease)	(326)	(181)	(24)	(15)
PVIT - Real Return
Units Issued	114	183	12	14
Units Redeemed	(296)	(694)	(25)	(47)
Net Increase (Decrease)	(182)	(511)	(13)	(33)
PVIT - Total Return
Units Issued	288	324	31	9
Units Redeemed	(528)	(1,043)	(26)	(75)
Net Increase (Decrease)	(240)	(719)	5	(66)
Blackrock - Global Allocation V.I.
Units Issued	119	223	4	32
Units Redeemed	(153)	(158)	(19)	(89)
Net Increase (Decrease)	(34)	65	(15)	(57)
FTVIP - Templeton Global Bond (b)
Units Issued	205	286	6	27
Units Redeemed	(288)	(184)	(11)	(6)
Net Increase (Decrease)	(83)	102	(5)	21
FTVIP - Franklin U.S. Gov't Securities (b)
Units Issued	303	234	36	12
Units Redeemed	(248)	(118)	(34)	(6)
Net Increase (Decrease)	55	116	2	6

(b)  Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2015	2014	2015	2014
VIP - Government Money Market Investor Class (b)
Units Issued	206,638	203,696	8,223	10,873
Units Redeemed	(198,175)	(209,859)	(8,290)	(10,672)
Net Increase (Decrease)	8,463	(6,163)	(67)	201
VIP - High Income Investor Class
Units Issued	6,975	11,152	0	0
Units Redeemed	(8,982)	(13,347)	0	0
Net Increase (Decrease)	(2,007)	(2,195)	0	0
VIP - Equity Income Investor Class
Units Issued	1,962	3,959	0	0
Units Redeemed	(3,377)	(3,906)	0	0
Net Increase (Decrease)	(1,415)	53	0	0
VIP - Growth Investor Class
Units Issued	2,948	4,141	0	0
Units Redeemed	(1,926)	(2,822)	0	0
Net Increase (Decrease)	1,022	1,319	0	0
VIP - Overseas, Investor Class (b)
Units Issued	5,098	2,899	0	0
Units Redeemed	(2,932)	(3,128)	0	0
Net Increase (Decrease)	2,166	(229)	0	0
VIP - Investment Grade Bond Investor Class
Units Issued	12,518	15,712	0	0
Units Redeemed	(9,834)	(8,257)	0	0
Net Increase (Decrease)	2,684	7,455	0	0
VIP - Asset Manager Investor Class
Units Issued	2,058	3,322	0	0
Units Redeemed	(1,425)	(1,381)	0	0
Net Increase (Decrease)	633	1,941	0	0
VIP - Index 500
Units Issued	21,801	23,172	0	0
Units Redeemed	(12,614)	(12,521)	0	0
Net Increase (Decrease)	9,187	10,651	0	0
VIP - Asset Manager: Growth Investor Class
Units Issued	1,819	2,209	0	0
Units Redeemed	(708)	(798)	0	0
Net Increase (Decrease)	1,111	1,411	0	0
VIP - Contrafund Investor Class
Units Issued	10,438	11,205	0	0
Units Redeemed	(7,547)	(8,609)	0	0
Net Increase (Decrease)	2,891	2,596	0	0
VIP - Balanced Investor Class
Units Issued	20,537	15,300	0	0
Units Redeemed	(8,210)	(5,778)	0	0
Net Increase (Decrease)	12,327	9,522	0	0
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	2,912	3,369	0	0
Units Redeemed	(2,026)	(2,391)	0	0
Net Increase (Decrease)	886	978	0	0

(b)  Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2015	2014	2015	2014
VIP - Growth & Income Investor Class
Units Issued	2,539	3,975	0	0
Units Redeemed	(3,293)	(2,076)	0	0
Net Increase (Decrease)	(754)	1,899	0	0
VIP - Growth Opportunities Investor Class
Units Issued	7,944	2,722	0	0
Units Redeemed	(2,910)	(2,722)	0	0
Net Increase (Decrease)	5,034	0	0	0
VIP - Mid Cap Investor Class
Units Issued	6,030	5,074	0	0
Units Redeemed	(4,566)	(4,627)	0	0
Net Increase (Decrease)	1,464	447	0	0
VIP - Value Strategies Investor Class
Units Issued	2,070	1,008	0	0
Units Redeemed	(1,120)	(1,626)	0	0
Net Increase (Decrease)	950	(618)	0	0
VIP - Utilities Investor Class
Units Issued	1,170	3,134	0	0
Units Redeemed	(2,566)	(1,642)	0	0
Net Increase (Decrease)	(1,396)	1,492	0	0
VIP - Technology Investor Class
Units Issued	4,268	4,125	0	0
Units Redeemed	(2,174)	(2,251)	0	0
Net Increase (Decrease)	2,094	1,874	0	0
VIP - Energy Investor Class
Units Issued	4,498	4,279	0	0
Units Redeemed	(3,075)	(3,746)	0	0
Net Increase (Decrease)	1,423	533	0	0
VIP - Health Care Investor Class
Units Issued	9,747	9,961	0	0
Units Redeemed	(6,718)	(5,519)	0	0
Net Increase (Decrease)	3,029	4,442	0	0
VIP - Financial Services Investor Class
Units Issued	3,136	3,395	0	0
Units Redeemed	(2,527)	(2,378)	0	0
Net Increase (Decrease)	609	1,017	0	0
VIP - Industrials Investor Class
Units Issued	1,027	1,831	0	0
Units Redeemed	(1,468)	(2,419)	0	0
Net Increase (Decrease)	(441)	(588)	0	0
VIP - Consumer Discretionary Investor Class
Units Issued	4,067	1,686	0	0
Units Redeemed	(1,217)	(2,882)	0	0
Net Increase (Decrease)	2,850	(1,196)	0	0
VIP - Real Estate Investor Class
Units Issued	4,075	4,199	0	0
Units Redeemed	(4,198)	(2,397)	0	0
Net Increase (Decrease)	(123)	1,802	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2015	2014	2015	2014
VIP - Strategic Income Investor Class
Units Issued	8,753	14,699	0	0
Units Redeemed	(11,961)	(13,459)	0	0
Net Increase (Decrease)	(3,208)	1,240	0	0
VIP - Growth Strategies Investor Class (c)
Units Issued	975	867	0	0
Units Redeemed	(2,363)	(384)	0	0
Net Increase (Decrease)	(1,388)	483	0	0
VIP - International Capital Appreciation, Investor Class (b)
Units Issued	4,521	2,922	0	0
Units Redeemed	(1,752)	(1,703)	0	0
Net Increase (Decrease)	2,769	1,219	0	0
VIP - Value Leaders Investor Class (c)
Units Issued	178	492	0	0
Units Redeemed	(1,378)	(500)	0	0
Net Increase (Decrease)	(1,200)	(8)	0	0
VIP - Value Investor Class
Units Issued	3,082	2,841	0	0
Units Redeemed	(2,287)	(1,476)	0	0
Net Increase (Decrease)	795	1,365	0	0
VIP - Growth Stock Investor Class (c)
Units Issued	706	2,098	0	0
Units Redeemed	(5,336)	(1,261)	0	0
Net Increase (Decrease)	(4,630)	837	0	0
VIP - Freedom Income Investor Class
Units Issued	1,363	1,541	0	0
Units Redeemed	(1,461)	(1,220)	0	0
Net Increase (Decrease)	(98)	321	0	0
VIP - Freedom 2005 Investor Class
Units Issued	245	556	0	0
Units Redeemed	(381)	(351)	0	0
Net Increase (Decrease)	(136)	205	0	0
VIP - Freedom 2010 Investor Class
Units Issued	410	736	0	0
Units Redeemed	(515)	(894)	0	0
Net Increase (Decrease)	(105)	(158)	0	0
VIP - Freedom 2015 Investor Class
Units Issued	778	1,168	0	0
Units Redeemed	(999)	(1,143)	0	0
Net Increase (Decrease)	(221)	25	0	0
VIP - Freedom 2020 Investor Class
Units Issued	1,444	2,931	0	0
Units Redeemed	(1,618)	(1,515)	0	0
Net Increase (Decrease)	(174)	1,416	0	0

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2015	2014	2015	2014
VIP - Freedom 2025 Investor Class
Units Issued	2,177	2,144	0	0
Units Redeemed	(1,184)	(1,096)	0	0
Net Increase (Decrease)	993	1,048	0	0
VIP - Freedom 2030 Investor Class
Units Issued	1,770	1,795	0	0
Units Redeemed	(963)	(979)	0	0
Net Increase (Decrease)	807	816	0	0
VIP - Freedom Lifetime Income I
Units Issued	0	0	29	151
Units Redeemed	0	0	(75)	(68)
Net Increase (Decrease)	0	0	(46)	83
VIP - Freedom Lifetime Income II
Units Issued	0	0	222	484
Units Redeemed	0	0	(152)	(159)
Net Increase (Decrease)	0	0	70	325
VIP - Freedom Lifetime Income III
Units Issued	0	0	296	347
Units Redeemed	0	0	(77)	(157)
Net Increase (Decrease)	0	0	219	190
VIP - Disciplined Small Cap Investor Class
Units Issued	3,711	3,534	0	0
Units Redeemed	(2,659)	(4,542)	0	0
Net Increase (Decrease)	1,052	(1,008)	0	0
VIP - FundsManager 20%
Units Issued	7,635	12,009	181	297
Units Redeemed	(9,139)	(8,654)	(58)	(94)
Net Increase (Decrease)	(1,504)	3,355	123	203
VIP - FundsManager 50%
Units Issued	10,886	15,030	2,108	3,012
Units Redeemed	(9,110)	(10,526)	(429)	(262)
Net Increase (Decrease)	1,776	4,504	1,679	2,750
VIP - FundsManager 60%
Units Issued	12,018	13,524	2,655	3,094
Units Redeemed	(7,038)	(5,667)	(367)	(303)
Net Increase (Decrease)	4,980	7,857	2,288	2,791
VIP - FundsManager 70%
Units Issued	11,673	13,710	779	670
Units Redeemed	(7,076)	(6,675)	(112)	(27)
Net Increase (Decrease)	4,597	7,035	667	643
VIP - FundsManager 85%
Units Issued	4,626	5,001	155	456
Units Redeemed	(2,923)	(2,916)	(60)	(87)
Net Increase (Decrease)	1,703	2,085	95	369

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2015	2014	2015	2014
VIP - Consumer Staples Investor Class
Units Issued	3,766	2,219	0	0
Units Redeemed	(2,167)	(2,247)	0	0
Net Increase (Decrease)	1,599	(28)	0	0
VIP - Materials Investor Class
Units Issued	637	1,018	0	0
Units Redeemed	(1,143)	(1,039)	0	0
Net Increase (Decrease)	(506)	(21)	0	0
VIP - Telecommunications Investor Class
Units Issued	901	596	0	0
Units Redeemed	(539)	(688)	0	0
Net Increase (Decrease)	362	(92)	0	0
VIP - Emerging Markets Investor Class (b)
Units Issued	1,065	1,111	0	0
Units Redeemed	(949)	(1,076)	0	0
Net Increase (Decrease)	116	35	0	0
VIP - Floating Rate High Income Investor Class (a)
Units Issued	7,230	9,740	0	0
Units Redeemed	(4,749)	(2,787)	0	0
Net Increase (Decrease)	2,481	6,953	0	0
UIF - Emerging Markets Equity
Units Issued	547	622	0	0
Units Redeemed	(815)	(1,038)	0	0
Net Increase (Decrease)	(268)	(416)	0	0
UIF - Emerging Markets Debt
Units Issued	681	1,633	0	0
Units Redeemed	(2,330)	(3,108)	0	0
Net Increase (Decrease)	(1,649)	(1,475)	0	0
UIF - Global Strategist (b)
Units Issued	227	1,127	0	0
Units Redeemed	(634)	(739)	0	0
Net Increase (Decrease)	(407)	388	0	0
Invesco - Van Kampen Global Core Equity
Units Issued	424	403	0	0
Units Redeemed	(431)	(464)	0	0
Net Increase (Decrease)	(7)	(61)	0	0
Lazard - Retirement Emerging Markets
Units Issued	1,266	2,334	0	0
Units Redeemed	(2,187)	(2,967)	0	0
Net Increase (Decrease)	(921)	(633)	0	0
PVIT - Commodity Real Return
Units Issued	1,027	1,317	0	0
Units Redeemed	(791)	(1,356)	0	0
Net Increase (Decrease)	236	(39)	0	0

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2015	2014	2015	2014
PVIT - Low Duration
Units Issued	8,611	11,978	0	0
Units Redeemed	(11,800)	(15,761)	0	0
Net Increase (Decrease)	(3,189)	(3,783)	0	0
PVIT - Real Return
Units Issued	1,597	2,211	0	0
Units Redeemed	(4,114)	(7,064)	0	0
Net Increase (Decrease)	(2,517)	(4,853)	0	0
PVIT - Total Return
Units Issued	7,606	7,011	0	0
Units Redeemed	(9,047)	(17,601)	0	0
Net Increase (Decrease)	(1,441)	(10,590)	0	0
Blackrock - Global Allocation V.I.
Units Issued	2,961	6,559	0	0
Units Redeemed	(2,868)	(3,389)	0	0
Net Increase (Decrease)	93	3,170	0	0
FTVIP - Templeton Global Bond (b)
Units Issued	2,115	5,654	0	0
Units Redeemed	(3,737)	(3,271)	0	0
Net Increase (Decrease)	(1,622)	2,383	0	0
FTVIP - Franklin U.S. Gov't Securities (b)
Units Issued	3,510	2,322	0	0
Units Redeemed	(2,109)	(1,316)	0	0
Net Increase (Decrease)	1,401	1,006	0	0

	Fidelity Growth and Guaranteed Income
(in thousands)	2015	2014
VIP - Government Money Market Investor Class (b)
Units Issued	1,744	867
Units Redeemed	(1,463)	(999)
Net Increase (Decrease)	281	(132)
VIP - Balanced Investor Class
Units Issued	493	772
Units Redeemed	(5,304)	(6,416)
Net Increase (Decrease)	(4,811)	(5,644)
VIP - Funds Manager 60%
Units Issued	77	204
Units Redeemed	(5,584)	(6,651)
Net Increase (Decrease)	(5,507)	(6,447)

(b)  Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income, and total return for each sub account, for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Government Money Market (b)
2015	12,155	$20.94	$20.25	$253,816	0.80%	1.00%	0.01%	(0.77%)	(0.97%)
2014	13,073	$21.11	$20.45	$275,096	0.80%	1.00%	0.01%	(0.79%)	(0.99%)
2013	15,372	$21.27	$20.66	$326,278	0.80%	1.00%	0.03%	(0.77%)	(0.97%)
2012	17,322	$21.44	$20.86	$370,288	0.80%	1.00%	0.14%	(0.67%)	(0.87%)
2011	22,023	$21.58	$21.04	$474,198	0.80%	1.00%	0.11%	(0.69%)	(0.89%)
VIP - Government Money Market Investor Class (b)
2015	87,463	$9.98	$9.17	$934,802	0.10%	1.40%	0.01%	(0.09%)	(1.24%)
2014	78,786	$9.99	$9.30	$847,543	0.10%	1.40%	0.01%	(0.09%)	(1.39%)
2013	84,881	$10.00	$9.43	$912,990	0.10%	1.40%	0.02%	(0.08%)	(1.38%)
2012	68,806	$10.01	$9.56	$747,063	0.10%	1.40%	0.11%	0.01%	(1.29%)
2011	73,170	$10.01	$9.69	$797,469	0.10%	1.40%	0.09%	(0.01%)	(1.31%)
VIP - High Income
2015	2,027	$45.42	$43.92	$91,337	0.80%	1.00%	6.25%	(4.40%)	(4.59%)
2014	2,330	$47.51	$46.04	$109,907	0.80%	1.00%	5.25%	0.35%	0.14%
2013	2,707	$47.34	$45.97	$127,331	0.80%	1.00%	5.40%	5.10%	4.89%
2012	3,329	$45.05	$43.83	$148,951	0.80%	1.00%	5.97%	13.31%	13.08%
2011	3,385	$39.76	$38.76	$133,678	0.80%	1.00%	6.46%	3.20%	2.99%
VIP - High Income Investor Class
2015	21,807	$12.86	$20.29	$331,218	0.10%	0.25%	5.84%	(3.77%)	(3.92%)
2014	23,814	$13.37	$21.12	$378,042	0.10%	0.25%	5.12%	1.02%	0.87%
2013	26,009	$13.23	$20.93	$409,966	0.10%	0.25%	6.13%	5.84%	5.69%
2012	24,198	$12.50	$19.81	$365,487	0.10%	0.25%	6.62%	14.15%	13.98%
2011	17,762	$10.95	$17.38	$237,550	0.10%	0.25%	6.86%	3.72%	3.56%
VIP - Equity-Income
2015	4,370	$88.60	$85.68	$385,365	0.80%	1.00%	3.03%	(4.73%)	(4.92%)
2014	4,898	$93.00	$90.11	$453,370	0.80%	1.00%	2.77%	7.85%	7.63%
2013	5,477	$86.23	$83.72	$470,381	0.80%	1.00%	2.46%	27.12%	26.87%
2012	6,074	$67.83	$65.99	$410,401	0.80%	1.00%	3.06%	16.36%	16.13%
2011	6,944	$58.29	$56.83	$403,287	0.80%	1.00%	2.41%	0.17%	(0.04%)
VIP - Equity-Income Investor Class
2015	14,516	$18.37	$27.20	$255,795	0.10%	0.25%	2.95%	(4.11%)	(4.26%)
2014	15,931	$19.16	$28.41	$293,306	0.10%	0.25%	2.89%	8.52%	8.36%
2013	15,878	$17.66	$26.22	$269,681	0.10%	0.25%	2.79%	27.86%	27.67%
2012	12,632	$12.44	$20.53	$167,797	0.10%	0.25%	3.24%	16.97%	16.97%
2011	11,968	$11.79	$17.56	$135,566	0.10%	0.25%	2.54%	0.79%	0.64%

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth
2015	3,699	$112.69	$108.98	$415,521	0.80%	1.00%	0.19%	6.32%	6.10%
2014	4,109	$105.99	$102.71	$434,211	0.80%	1.00%	0.18%	10.41%	10.18%
2013	4,468	$96.00	$93.21	$427,784	0.80%	1.00%	0.29%	35.25%	34.97%
2012	4,921	$70.98	$69.06	$348,382	0.80%	1.00%	0.58%	13.77%	13.54%
2011	5,626	$62.39	$60.83	$350,138	0.80%	1.00%	0.35%	(0.60%)	(0.80%)
VIP - Growth Investor Class
2015	10,190	$22.65	$32.74	$225,542	0.10%	0.25%	0.11%	6.98%	6.82%
2014	9,168	$21.17	$30.65	$190,305	0.10%	0.25%	0.13%	11.09%	10.93%
2013	7,849	$19.06	$27.63	$146,881	0.10%	0.25%	0.24%	36.08%	35.88%
2012	7,312	$14.00	$20.34	$100,821	0.10%	0.25%	0.54%	14.46%	14.29%
2011	7,373	$12.23	$17.79	$89,083	0.10%	0.25%	0.29%	0.04%	(0.11%)
VIP - Overseas
2015	2,131	$44.68	$43.21	$94,915	0.80%	1.00%	1.04%	0.00%	0.00%
2014	1,494	$43.46	$42.12	$64,776	0.80%	1.00%	1.29%	(8.81%)	(9.00%)
2013	1,665	$47.66	$46.28	$79,166	0.80%	1.00%	1.34%	29.39%	29.13%
2012	1,912	$36.84	$35.84	$70,288	0.80%	1.00%	1.90%	19.77%	19.53%
2011	2,229	$30.76	$29.98	$68,423	0.80%	1.00%	1.33%	(17.83%)	(17.99%)
VIP - Overseas, Class R (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	2,208	$16.33	$15.98	$35,954	0.80%	1.00%	1.27%	(8.83%)	(9.02%)
2013	2,529	$17.91	$17.57	$45,199	0.80%	1.00%	1.41%	29.41%	29.15%
2012	2,734	$13.84	$13.60	$37,773	0.80%	1.00%	1.88%	19.74%	19.50%
2011	3,316	$11.56	$11.38	$38,254	0.80%	1.00%	1.30%	(17.81%)	(17.97%)
VIP - Overseas, Investor Class (b)
2015	13,130	$14.59	$20.18	$197,176	0.10%	0.25%	1.15%	3.45%	3.29%
2014	10,964	$14.10	$19.54	$159,847	0.10%	0.25%	1.25%	(8.26%)	(8.40%)
2013	11,193	$15.37	$21.33	$178,565	0.10%	0.25%	1.55%	30.27%	30.07%
2012	8,895	$11.80	$16.40	$109,745	0.10%	0.25%	1.86%	20.51%	20.33%
2011	9,748	$7.79	$13.63	$100,387	0.10%	0.25%	1.32%	(17.37%)	(17.49%)
VIP - Investment Grade Bond
2015	5,271	$40.31	$38.99	$210,831	0.80%	1.00%	2.29%	(1.39%)	(1.59%)
2014	5,811	$40.88	$39.62	$235,750	0.80%	1.00%	2.14%	4.98%	4.77%
2013	6,373	$38.94	$37.81	$246,448	0.80%	1.00%	2.16%	(2.56%)	(2.76%)
2012	8,206	$39.97	$38.88	$326,015	0.80%	1.00%	2.28%	5.05%	4.83%
2011	9,202	$38.05	$37.09	$348,146	0.80%	1.00%	3.26%	6.48%	6.26%

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.
Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Investment Grade Bond Investor Class
2015	39,345	$11.63	$14.93	$534,974	0.10%	0.25%	2.03%	(0.81%)	(0.96%)
2014	36,661	$11.72	$15.07	$504,641	0.10%	0.25%	2.57%	5.72%	5.57%
2013	29,206	$11.09	$14.28	$386,682	0.10%	0.25%	2.05%	(1.84%)	(1.99%)
2012	39,706	$11.30	$14.72	$537,782	0.10%	0.25%	2.46%	5.70%	5.54%
2011	34,292	$10.69	$13.80	$444,312	0.10%	0.25%	3.64%	7.14%	6.98%
VIP - Asset Manager
2015	4,390	$52.32	$50.59	$228,446	0.80%	1.00%	1.57%	(0.66%)	(0.86%)
2014	4,860	$52.66	$51.03	$254,609	0.80%	1.00%	1.46%	4.99%	4.77%
2013	5,374	$50.16	$48.70	$268,232	0.80%	1.00%	1.55%	14.78%	14.55%
2012	5,966	$43.70	$42.52	$259,473	0.80%	1.00%	1.50%	11.58%	11.35%
2011	6,766	$39.17	$38.18	$263,731	0.80%	1.00%	1.89%	(3.34%)	(3.53%)
VIP - Asset Manager Investor Class
2015	10,077	$14.77	$20.86	$168,447	0.10%	0.25%	1.37%	(0.03%)	(0.18%)
2014	9,444	$14.78	$20.90	$158,725	0.10%	0.25%	1.61%	5.63%	5.47%
2013	7,503	$13.99	$19.82	$120,888	0.10%	0.25%	1.57%	15.51%	15.33%
2012	7,075	$12.11	$17.18	$99,436	0.10%	0.25%	1.45%	12.33%	12.16%
2011	7,202	$10.78	$15.32	$90,737	0.10%	0.25%	1.99%	7.14%	(2.97%)
VIP - Index 500
2015	67,188	$20.75	$59.75	$1,692,165	0.10%	1.00%	1.47%	1.23%	0.32%
2014	58,635	$20.50	$59.56	$1,529,550	0.10%	1.00%	1.82%	13.46%	12.43%
2013	48,345	$18.07	$52.97	$1,182,394	0.10%	1.00%	2.10%	32.11%	30.92%
2012	36,115	$13.14	$40.46	$741,824	0.10%	1.00%	2.16%	15.80%	14.75%
2011	33,267	$11.81	$35.26	$631,447	0.10%	1.00%	1.94%	1.94%	1.02%
VIP - Asset Manager: Growth
2015	2,127	$34.74	$33.59	$73,395	0.80%	1.00%	1.14%	(0.72%)	(0.92%)
2014	2,426	$34.99	$33.91	$84,329	0.80%	1.00%	1.06%	5.03%	4.82%
2013	2,621	$33.32	$32.35	$86,824	0.80%	1.00%	1.00%	21.43%	21.19%
2012	2,936	$27.44	$26.69	$80,108	0.80%	1.00%	1.40%	14.52%	14.29%
2011	3,298	$23.96	$23.35	$78,604	0.80%	1.00%	1.56%	(6.92%)	(7.11%)
VIP - Asset Manager: Growth Investor Class
2015	5,750	$16.02	$23.34	$99,671	0.10%	0.25%	0.89%	(0.09%)	(0.24%)
2014	4,639	$16.04	$23.40	$81,069	0.10%	0.25%	1.24%	5.68%	5.53%
2013	3,228	$15.17	$22.17	$53,782	0.10%	0.25%	1.13%	22.18%	22.00%
2012	2,464	$12.42	$18.17	$33,901	0.10%	0.25%	1.30%	15.31%	15.13%
2011	2,688	$10.77	$15.79	$32,345	0.10%	0.25%	1.65%	(6.37%)	(6.51%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Contrafund
2015	12,097	$74.36	$71.91	$896,427	0.80%	1.00%	0.96%	(0.13%)	(0.34%)
2014	13,244	$74.46	$72.16	$982,780	0.80%	1.00%	0.94%	11.05%	10.82%
2013	14,519	$67.06	$65.11	$970,548	0.80%	1.00%	1.06%	30.24%	29.97%
2012	16,248	$51.49	$50.09	$834,104	0.80%	1.00%	1.32%	15.48%	15.25%
2011	18,231	$44.59	$43.47	$810,642	0.80%	1.00%	0.97%	(3.30%)	(3.50%)
VIP - Contrafund Investor Class
2015	52,662	$19.65	$29.97	$1,103,579	0.10%	0.25%	0.83%	0.49%	0.34%
2014	49,771	$19.55	$29.87	$1,042,796	0.10%	0.25%	0.94%	11.74%	11.57%
2013	47,175	$17.49	$26.77	$888,842	0.10%	0.25%	1.09%	31.02%	30.83%
2012	41,581	$13.35	$20.46	$601,894	0.10%	0.25%	1.32%	16.22%	16.05%
2011	39,873	$11.49	$17.63	$500,602	0.10%	0.25%	0.96%	(2.71%)	(2.86%)
VIP - Balanced
2015	5,610	$27.90	$26.98	$155,306	0.80%	1.00%	1.45%	(0.21%)	(0.42%)
2014	5,826	$27.96	$27.09	$161,491	0.80%	1.00%	1.52%	9.38%	9.16%
2013	5,952	$25.56	$24.82	$150,888	0.80%	1.00%	1.57%	18.70%	18.46%
2012	6,034	$21.54	$20.95	$128,923	0.80%	1.00%	1.68%	14.14%	13.91%
2011	6,610	$18.87	$18.39	$123,829	0.80%	1.00%	1.55%	(4.38%)	(4.58%)
VIP - Balanced Investor Class
2015	119,867	$16.87	$24.82	$2,062,773	0.10%	1.40%	1.31%	0.42%	(0.74%)
2014	112,351	$16.80	$25.04	$1,907,723	0.10%	1.40%	1.50%	10.07%	8.64%
2013	108,473	$15.26	$23.05	$1,663,003	0.10%	1.40%	1.56%	19.42%	17.87%
2012	104,248	$12.78	$20.47	$1,324,469	0.10%	1.40%	1.66%	14.87%	14.70%
2011	106,462	$11.13	$17.25	$1,182,160	0.10%	1.40%	1.58%	(3.81%)	(5.06%)
VIP - Dynamic Capital Appreciation
2015	1,242	$26.47	$25.82	$32,744	0.80%	1.00%	0.43%	0.49%	0.28%
2014	1,355	$26.34	$25.75	$35,546	0.80%	1.00%	0.47%	10.04%	9.82%
2013	1,342	$23.94	$23.44	$32,005	0.80%	1.00%	0.40%	37.43%	37.15%
2012	1,111	$17.42	$17.09	$19,288	0.80%	1.00%	0.75%	21.74%	21.49%
2011	899	$14.31	$14.07	$12,831	0.80%	1.00%	0.23%	(3.46%)	(3.66%)
VIP - Dynamic Capital Appreciation Investor Class
2015	6,605	$21.59	$34.29	$150,637	0.10%	0.25%	0.32%	1.12%	0.96%
2014	5,719	$21.36	$33.96	$129,355	0.10%	0.25%	0.42%	10.68%	10.51%
2013	4,741	$19.29	$30.73	$97,349	0.10%	0.25%	0.40%	38.38%	38.17%
2012	2,276	$13.94	$22.24	$34,253	0.10%	0.25%	0.66%	22.39%	22.21%
2011	1,702	$11.39	$18.20	$21,200	0.10%	0.25%	0.19%	(2.74%)	(2.89%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth & Income
2015	3,886	$30.12	$29.13	$116,314	0.80%	1.00%	1.84%	(3.05%)	(3.25%)
2014	4,421	$31.07	$30.11	$136,468	0.80%	1.00%	1.73%	9.59%	9.37%
2013	4,724	$28.35	$27.53	$133,169	0.80%	1.00%	1.88%	32.50%	32.23%
2012	5,052	$21.40	$20.82	$107,512	0.80%	1.00%	2.25%	17.61%	17.37%
2011	5,404	$18.19	$17.74	$97,795	0.80%	1.00%	1.73%	0.80%	0.59%
VIP - Growth & Income Investor Class
2015	7,477	$20.40	$27.99	$149,283	0.10%	0.25%	1.67%	(2.42%)	(2.57%)
2014	8,231	$20.91	$28.72	$168,988	0.10%	0.25%	1.97%	10.22%	10.06%
2013	6,332	$18.97	$26.10	$118,704	0.10%	0.25%	2.21%	33.38%	33.18%
2012	3,549	$14.22	$19.60	$49,888	0.10%	0.25%	2.51%	18.34%	18.16%
2011	2,617	$12.02	$16.58	$31,198	0.10%	0.25%	1.80%	1.43%	1.28%
VIP - Growth Opportunities
2015	3,689	$25.18	$24.35	$92,342	0.80%	1.00%	0.19%	4.76%	4.55%
2014	3,284	$24.04	$23.29	$78,483	0.80%	1.00%	0.21%	11.30%	11.08%
2013	3,898	$21.60	$20.97	$83,770	0.80%	1.00%	0.31%	36.80%	36.52%
2012	4,327	$15.79	$15.36	$68,001	0.80%	1.00%	0.39%	18.65%	18.41%
2011	4,592	$13.31	$12.97	$60,853	0.80%	1.00%	0.17%	1.48%	1.28%
VIP - Growth Opportunities Investor Class
2015	10,801	$24.16	$40.06	$249,688	0.10%	0.25%	0.09%	5.44%	5.28%
2014	5,767	$22.92	$38.05	$127,583	0.10%	0.25%	0.15%	11.98%	11.81%
2013	5,767	$20.46	$34.03	$114,008	0.10%	0.25%	0.28%	37.63%	37.43%
2012	4,978	$14.87	$24.76	$71,790	0.10%	0.25%	0.33%	19.42%	19.24%
2011	4,161	$12.45	$20.77	$50,498	0.10%	0.25%	0.12%	2.08%	1.93%
VIP - Mid Cap
2015	8,838	$37.09	$35.93	$326,112	0.80%	1.00%	0.26%	(2.18%)	(2.38%)
2014	9,676	$37.91	$36.81	$365,029	0.80%	1.00%	0.25%	5.44%	5.22%
2013	10,853	$35.96	$34.98	$388,500	0.80%	1.00%	0.51%	35.14%	34.87%
2012	12,113	$26.61	$25.94	$320,946	0.80%	1.00%	0.59%	13.91%	13.68%
2011	14,739	$23.36	$22.82	$343,027	0.80%	1.00%	0.24%	(11.33%)	(11.51%)
VIP - Mid Cap Investor Class
2015	23,068	$16.87	$30.05	$460,856	0.10%	0.25%	0.17%	(1.57%)	(1.72%)
2014	21,604	$17.13	$30.58	$442,609	0.10%	0.25%	0.18%	6.10%	5.94%
2013	21,157	$16.15	$28.86	$413,891	0.10%	0.25%	0.48%	35.94%	35.74%
2012	18,688	$11.88	$21.26	$274,541	0.10%	0.25%	0.53%	14.63%	14.45%
2011	20,885	$10.36	$18.58	$270,193	0.10%	0.25%	0.17%	(10.78%)	(10.92%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Strategies
2015	1,966	$22.78	$22.22	$44,549	0.80%	1.00%	1.07%	(3.76%)	(3.96%)
2014	2,106	$23.67	$23.14	$49,610	0.80%	1.00%	0.95%	5.94%	5.73%
2013	2,749	$22.34	$21.89	$61,148	0.80%	1.00%	0.89%	29.45%	29.19%
2012	3,094	$17.26	$16.94	$53,219	0.80%	1.00%	0.63%	26.26%	26.00%
2011	3,181	$13.67	$13.45	$43,338	0.80%	1.00%	0.96%	(9.54%)	(9.72%)
VIP - Value Strategies Investor Class
2015	4,941	$18.86	$39.02	$95,079	0.10%	0.25%	0.88%	(3.17%)	(3.31%)
2014	3,991	$19.47	$40.36	$79,927	0.10%	0.25%	0.95%	6.56%	6.40%
2013	4,609	$18.28	$37.93	$86,833	0.10%	0.25%	0.88%	30.32%	30.12%
2012	4,026	$14.02	$29.15	$58,912	0.10%	0.25%	0.59%	27.08%	26.89%
2011	3,595	$11.04	$22.97	$41,124	0.10%	0.25%	0.95%	(9.01%)	(9.15%)
VIP - Utilities
2015	1,036	$19.70	$19.13	$20,345	0.80%	1.00%	2.13%	(11.43%)	(11.61%)
2014	1,509	$22.24	$21.65	$33,446	0.80%	1.00%	1.84%	20.80%	20.56%
2013	1,282	$18.41	$17.96	$23,539	0.80%	1.00%	2.37%	20.05%	19.81%
2012	1,538	$15.34	$14.99	$23,523	0.80%	1.00%	2.45%	6.54%	6.32%
2011	1,859	$14.39	$14.09	$26,682	0.80%	1.00%	2.29%	12.30%	12.07%
VIP - Utilities Investor Class
2015	2,740	$16.63	$20.73	$52,489	0.10%	0.25%	2.08%	(10.89%)	(11.02%)
2014	4,136	$18.66	$23.30	$87,778	0.10%	0.25%	1.95%	21.52%	21.34%
2013	2,644	$15.36	$19.20	$46,875	0.10%	0.25%	2.37%	20.80%	20.62%
2012	2,633	$12.71	$15.92	$38,809	0.10%	0.25%	2.63%	7.25%	7.09%
2011	3,112	$11.85	$14.86	$42,820	0.10%	0.25%	2.93%	13.00%	12.83%
VIP - Technology
2015	2,727	$23.12	$22.46	$62,818	0.80%	1.00%	0.10%	5.42%	5.20%
2014	2,799	$21.94	$21.35	$61,188	0.80%	1.00%	0.10%	11.01%	10.79%
2013	2,789	$19.76	$19.27	$54,950	0.80%	1.00%	0.15%	26.79%	26.53%
2012	3,484	$15.59	$15.23	$54,149	0.80%	1.00%	—	16.57%	16.34%
2011	4,803	$13.37	$13.09	$64,087	0.80%	1.00%	—	(10.50%)	(10.68%)
VIP - Technology Investor Class
2015	9,341	$19.85	$46.06	$220,710	0.10%	0.25%	0.04%	5.98%	5.82%
2014	7,247	$18.73	$43.53	$163,974	0.10%	0.25%	0.05%	11.75%	11.58%
2013	5,373	$16.76	$39.01	$110,744	0.10%	0.25%	0.10%	27.60%	27.41%
2012	5,183	$13.14	$30.62	$84,371	0.10%	0.25%	—	17.40%	17.22%
2011	5,008	$11.19	$26.12	$70,785	0.10%	0.25%	—	(10.01%)	(10.15%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Energy
2015	2,032	$20.87	$20.27	$42,287	0.80%	1.00%	1.27%	(21.18%)	(21.34%)
2014	2,469	$26.47	$25.77	$65,148	0.80%	1.00%	0.83%	(13.30%)	(13.47%)
2013	2,814	$30.53	$29.78	$85,693	0.80%	1.00%	0.87%	23.49%	23.24%
2012	3,600	$24.73	$24.16	$88,786	0.80%	1.00%	0.95%	4.15%	3.94%
2011	4,927	$23.74	$23.25	$116,665	0.80%	1.00%	0.98%	(5.75%)	(5.94%)
VIP - Energy Investor Class
2015	7,358	$11.23	$16.71	$89,810	0.10%	0.25%	0.86%	(20.66%)	(20.78%)
2014	5,935	$14.16	$21.09	$92,315	0.10%	0.25%	0.80%	(12.73%)	(12.86%)
2013	5,402	$16.22	$24.21	$96,642	0.10%	0.25%	0.88%	24.26%	24.07%
2012	5,665	$13.06	$19.51	$82,204	0.10%	0.25%	0.88%	4.81%	4.65%
2011	6,916	$12.46	$18.64	$96,552	0.10%	0.25%	0.96%	(5.19%)	(5.33%)
VIP - Health Care
2015	5,141	$39.82	$38.68	$203,956	0.80%	1.00%	—	5.52%	5.30%
2014	5,618	$37.74	$36.73	$211,292	0.80%	1.00%	—	31.77%	31.50%
2013	5,230	$28.64	$27.93	$149,383	0.80%	1.00%	—	54.88%	54.57%
2012	3,275	$18.49	$18.07	$60,385	0.80%	1.00%	0.43%	19.84%	19.59%
2011	3,043	$15.43	$15.11	$46,834	0.80%	1.00%	—	7.44%	7.23%
VIP - Health Care Investor Class
2015	20,980	$34.23	$50.14	$752,405	0.10%	0.25%	—	6.18%	6.02%
2014	17,951	$32.24	$47.29	$610,573	0.10%	0.25%	—	32.59%	32.39%
2013	13,509	$24.31	$35.72	$348,400	0.10%	0.25%	—	55.85%	55.62%
2012	6,296	$15.60	$22.95	$105,308	0.10%	0.25%	0.39%	20.55%	20.37%
2011	4,588	$12.94	$19.07	$63,726	0.10%	0.25%	—	8.15%	7.99%
VIP - Financial Services
2015	1,548	$12.16	$11.81	$18,768	0.80%	1.00%	1.19%	(4.46%)	(4.66%)
2014	1,690	$12.73	$12.39	$21,441	0.80%	1.00%	1.08%	9.99%	9.77%
2013	2,162	$11.57	$11.28	$24,936	0.80%	1.00%	1.23%	32.79%	32.52%
2012	1,833	$8.71	$8.52	$15,938	0.80%	1.00%	1.24%	27.51%	27.25%
2011	1,594	$6.83	$6.69	$10,884	0.80%	1.00%	0.40%	(21.10%)	(21.26%)
VIP - Financial Services Investor Class
2015	6,101	$16.62	$26.06	$80,741	0.10%	0.25%	1.12%	(3.78%)	(3.92%)
2014	5,492	$17.27	$27.12	$75,988	0.10%	0.25%	1.28%	10.64%	10.48%
2013	4,475	$15.61	$24.55	$54,149	0.10%	0.25%	1.28%	33.60%	33.40%
2012	3,068	$11.68	$18.40	$27,690	0.10%	0.25%	1.34%	28.23%	28.04%
2011	1,781	$9.11	$14.37	$12,218	0.10%	0.25%	0.29%	(20.55%)	(20.66%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Industrials
2015	927	$35.44	$34.42	$32,740	0.80%	1.00%	1.03%	(2.67%)	(2.87%)
2014	1,176	$36.41	$35.43	$42,638	0.80%	1.00%	0.77%	5.36%	5.14%
2013	1,469	$34.56	$33.70	$50,583	0.80%	1.00%	0.88%	38.68%	38.40%
2012	1,153	$24.92	$24.35	$28,615	0.80%	1.00%	1.30%	18.86%	18.62%
2011	1,512	$20.96	$20.53	$31,582	0.80%	1.00%	0.87%	(5.41%)	(5.60%)
VIP - Industrials Investor Class
2015	4,062	$20.12	$35.40	$95,187	0.10%	0.25%	0.86%	(2.07%)	(2.21%)
2014	4,503	$20.55	$36.20	$109,165	0.10%	0.25%	0.75%	6.05%	5.89%
2013	5,091	$19.37	$34.19	$116,944	0.10%	0.25%	1.04%	39.58%	39.37%
2012	2,477	$13.88	$24.53	$41,830	0.10%	0.25%	1.24%	19.53%	19.35%
2011	2,836	$11.61	$20.55	$40,592	0.10%	0.25%	0.81%	(4.79%)	(4.94%)
VIP - Consumer Discretionary
2015	1,507	$24.70	$23.99	$37,055	0.80%	1.00%	0.39%	3.87%	3.66%
2014	817	$23.77	$23.14	$19,323	0.80%	1.00%	0.42%	8.76%	8.54%
2013	1,334	$21.86	$21.32	$29,023	0.80%	1.00%	0.15%	39.97%	39.69%
2012	708	$15.62	$15.26	$11,006	0.80%	1.00%	0.38%	20.69%	20.44%
2011	531	$12.94	$12.67	$6,865	0.80%	1.00%	0.50%	(2.53%)	(2.73%)
VIP - Consumer Discretionary Investor Class
2015	6,264	$23.24	$42.23	$150,613	0.10%	0.25%	0.31%	4.56%	4.40%
2014	3,414	$22.23	$40.45	$79,154	0.10%	0.25%	0.40%	9.47%	9.31%
2013	4,609	$20.30	$37.01	$98,967	0.10%	0.25%	0.11%	40.91%	40.70%
2012	1,640	$14.41	$26.30	$24,949	0.10%	0.25%	0.34%	21.33%	21.14%
2011	1,069	$11.88	$21.71	$13,369	0.10%	0.25%	0.42%	(1.86%)	(2.00%)
VIP - Real Estate
2015	1,557	$33.00	$32.19	$51,224	0.80%	1.00%	1.73%	2.88%	2.67%
2014	1,746	$32.07	$31.35	$55,826	0.80%	1.00%	1.87%	29.14%	28.88%
2013	1,667	$24.84	$24.33	$41,306	0.80%	1.00%	1.46%	1.01%	0.81%
2012	2,372	$24.59	$24.13	$58,188	0.80%	1.00%	1.50%	17.62%	17.38%
2011	2,243	$20.91	$20.56	$46,797	0.80%	1.00%	1.05%	7.22%	7.01%
VIP - Real Estate Investor Class
2015	9,497	$18.96	$46.09	$202,459	0.10%	0.25%	1.55%	3.54%	3.38%
2014	9,620	$18.31	$44.58	$199,704	0.10%	0.25%	1.98%	29.89%	29.70%
2013	7,818	$14.10	$34.37	$127,117	0.10%	0.25%	1.59%	1.71%	1.55%
2012	7,330	$13.86	$33.85	$120,529	0.10%	0.25%	1.59%	18.31%	18.13%
2011	5,319	$11.72	$28.65	$74,345	0.10%	0.25%	1.10%	7.93%	7.76%

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Strategic Income
2015	4,189	$17.71	$17.30	$73,928	0.80%	1.00%	3.26%	(2.41%)	(2.61%)
2014	4,970	$18.15	$17.76	$89,899	0.80%	1.00%	2.83%	2.77%	2.57%
2013	5,762	$17.66	$17.32	$101,470	0.80%	1.00%	3.60%	(0.51%)	(0.71%)
2012	7,947	$17.75	$17.44	$140,715	0.80%	1.00%	3.56%	9.61%	9.39%
2011	8,650	$16.19	$15.94	$139,754	0.80%	1.00%	4.15%	3.83%	3.62%
VIP - Strategic Income Investor Class
2015	56,923	$12.04	$17.48	$842,611	0.10%	0.25%	3.02%	(1.76%)	(1.90%)
2014	60,131	$12.25	$17.82	$912,285	0.10%	0.25%	3.04%	3.48%	3.33%
2013	58,891	$11.84	$17.25	$872,838	0.10%	0.25%	3.81%	0.16%	0.01%
2012	66,834	$11.82	$17.24	$1,001,583	0.10%	0.25%	3.87%	10.39%	10.23%
2011	54,717	$10.71	$15.64	$754,252	0.10%	0.25%	4.54%	4.45%	4.29%
VIP - Growth Strategies (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	415	$18.28	$17.93	$7,562	0.80%	1.00%	0.11%	12.67%	12.44%
2013	435	$16.22	$15.95	$7,025	0.80%	1.00%	0.02%	36.16%	35.88%
2012	357	$11.92	$11.74	$4,251	0.80%	1.00%	—	10.81%	10.58%
2011	422	$10.75	$10.61	$4,524	0.80%	1.00%	—	(9.72%)	(9.90%)
VIP - Growth Strategies Investor Class (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	1,388	$19.11	$31.82	$26,308	0.10%	0.25%	0.11%	13.48%	13.31%
2013	905	$16.84	$28.08	$15,290	0.10%	0.25%	0.01%	36.86%	36.65%
2012	523	$12.31	$20.55	$6,514	0.10%	0.25%	—	11.56%	11.39%
2011	589	$11.03	$18.45	$6,664	0.10%	0.25%	—	(9.14%)	(9.28%)
VIP - International Capital Appreciation (a)
2015	1,006	$16.03	$15.70	$16,086	0.80%	1.00%	0.00%	0.00%	0.00%
VIP - International Capital Appreciation, Class R (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	1,037	$15.66	$15.36	$16,199	0.80%	1.00%	0.40%	2.20%	1.99%
2013	1,061	$15.32	$15.06	$16,213	0.80%	1.00%	0.68%	20.68%	20.43%
2012	1,388	$12.70	$12.51	$17,594	0.80%	1.00%	1.01%	24.89%	24.64%
2011	948	$10.17	$10.03	$9,625	0.80%	1.00%	0.84%	(13.27%)	(13.44%)
VIP - International Capital Appreciation Investor Class (b)
2015	9,051	$16.76	$32.00	$150,792	0.10%	0.25%	0.26%	3.05%	2.90%
2014	6,282	$16.26	$31.09	$102,163	0.10%	0.25%	0.38%	2.80%	2.65%
2013	5,063	$15.82	$30.29	$80,713	0.10%	0.25%	0.74%	21.38%	21.20%
2012	2,789	$13.03	$24.99	$36,801	0.10%	0.25%	1.15%	25.68%	25.49%
2011	2,160	$10.37	$19.92	$22,731	0.10%	0.25%	0.90%	(12.72%)	(12.85%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.
Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Leaders (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	506	$15.16	$14.87	$7,648	0.80%	1.00%	1.18%	12.15%	11.93%
2013	576	$13.52	$13.29	$7,765	0.80%	1.00%	0.58%	34.09%	33.82%
2012	480	$10.08	$9.93	$4,820	0.80%	1.00%	2.14%	13.08%	12.85%
2011	656	$8.92	$8.80	$5,837	0.80%	1.00%	1.24%	(8.73%)	(8.91%)
VIP - Value Leaders Investor Class (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	1,200	$18.15	$26.23	$19,647	0.10%	0.25%	1.21%	12.83%	12.66%
2013	1,208	$16.09	$23.28	$17,633	0.10%	0.25%	0.60%	34.95%	34.75%
2012	844	$10.02	$17.28	$9,074	0.10%	0.25%	2.09%	13.81%	13.63%
2011	1,237	$10.48	$15.20	$11,967	0.10%	0.25%	1.37%	(8.19%)	(8.33%)
VIP - Value
2015	1,253	$17.88	$17.50	$22,310	0.80%	1.00%	1.16%	(1.54%)	(1.74%)
2014	1,221	$18.16	$17.81	$22,098	0.80%	1.00%	1.42%	10.52%	10.30%
2013	1,142	$16.43	$16.15	$18,690	0.80%	1.00%	1.19%	31.40%	31.13%
2012	947	$12.50	$12.32	$11,810	0.80%	1.00%	1.67%	19.93%	19.69%
2011	1,260	$10.43	$10.29	$13,110	0.80%	1.00%	0.92%	(3.28%)	(3.48%)
VIP - Value Investor Class
2015	5,841	$19.99	$34.98	$113,286	0.10%	0.25%	1.03%	(0.86%)	(1.00%)
2014	5,046	$20.16	$35.33	$98,656	0.10%	0.25%	1.47%	11.17%	11.00%
2013	3,681	$18.14	$31.83	$65,290	0.10%	0.25%	1.32%	32.28%	32.09%
2012	2,318	$13.71	$24.10	$31,410	0.10%	0.25%	1.66%	20.71%	20.53%
2011	2,506	$11.36	$19.99	$28,158	0.10%	0.25%	0.90%	(2.69%)	(2.84%)
VIP - Growth Stock (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	930	$21.29	$20.88	$19,736	0.80%	1.00%	0.86%	11.69%	11.46%
2013	839	$19.06	$18.74	$15,953	0.80%	1.00%	0.59%	33.80%	33.53%
2012	777	$14.25	$14.03	$11,043	0.80%	1.00%	0.85%	17.43%	17.20%
2011	700	$12.13	$11.97	$8,485	0.80%	1.00%	—	0.01%	(0.19%)
VIP - Growth Stock Investor Class (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	4,630	$21.55	$35.00	$102,903	0.10%	0.25%	0.81%	12.41%	12.24%
2013	3,793	$19.17	$31.18	$75,655	0.10%	0.25%	0.58%	34.60%	34.40%
2012	2,920	$14.24	$23.20	$43,267	0.10%	0.25%	0.93%	18.27%	18.09%
2011	1,742	$12.04	$19.65	$22,177	0.10%	0.25%	—	0.57%	0.42%

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom Income
2015	785	$14.02	$14.02	$11,005	0.80%	0.80%	1.58%	(1.14%)	(1.14%)
2014	897	$14.18	$14.18	$12,717	0.80%	0.80%	1.53%	2.95%	2.95%
2013	868	$13.78	$13.78	$11,966	0.80%	0.80%	1.59%	4.70%	4.70%
2012	887	$13.16	$13.16	$11,668	0.80%	0.80%	1.57%	5.67%	5.67%
2011	770	$12.45	$12.45	$9,591	0.80%	0.80%	1.75%	0.82%	0.82%
VIP - Freedom Income Investor Class
2015	4,343	$12.18	$14.98	$60,816	0.10%	0.25%	1.48%	(0.47%)	(0.62%)
2014	4,441	$12.24	$15.07	$62,053	0.10%	0.25%	1.58%	3.70%	3.54%
2013	4,120	$11.80	$14.56	$56,010	0.10%	0.25%	1.80%	5.32%	5.16%
2012	2,650	$11.20	$13.84	$35,059	0.10%	0.25%	1.61%	6.44%	6.27%
2011	2,276	$10.53	$13.03	$28,303	0.10%	0.25%	1.75%	1.44%	1.29%
VIP - Freedom 2005
2015	410	$15.06	$15.06	$6,179	0.80%	0.80%	1.64%	(1.05%)	(1.05%)
2014	480	$15.22	$15.22	$7,305	0.80%	0.80%	1.69%	3.46%	3.46%
2013	447	$14.71	$14.71	$6,574	0.80%	0.80%	1.69%	8.86%	8.86%
2012	424	$13.51	$13.51	$5,723	0.80%	0.80%	1.70%	8.68%	8.68%
2011	397	$12.43	$12.43	$4,940	0.80%	0.80%	1.85%	(0.62%)	(0.62%)
VIP - Freedom 2005 Investor Class
2015	1,143	$13.42	$18.31	$17,584	0.10%	0.25%	1.69%	(0.41%)	(0.56%)
2014	1,279	$13.48	$18.42	$19,848	0.10%	0.25%	1.74%	4.14%	3.99%
2013	1,074	$12.94	$17.71	$16,204	0.10%	0.25%	1.68%	9.62%	9.46%
2012	900	$11.81	$16.18	$12,341	0.10%	0.25%	1.86%	9.50%	9.33%
2011	673	$10.78	$14.80	$8,618	0.10%	0.25%	1.76%	(0.08%)	(0.23%)
VIP - Freedom 2010
2015	719	$16.07	$16.07	$11,549	0.80%	0.80%	1.73%	(1.09%)	(1.09%)
2014	864	$16.25	$16.25	$14,043	0.80%	0.80%	1.59%	3.69%	3.69%
2013	958	$15.67	$15.67	$15,005	0.80%	0.80%	1.69%	12.58%	12.58%
2012	1,036	$13.92	$13.92	$14,411	0.80%	0.80%	1.86%	10.88%	10.88%
2011	1,196	$12.55	$12.55	$15,014	0.80%	0.80%	1.95%	(0.99%)	(0.99%)
VIP - Freedom 2010 Investor Class
2015	3,254	$14.30	$19.88	$53,848	0.10%	0.25%	1.62%	(0.44%)	(0.59%)
2014	3,359	$14.36	$20.00	$55,984	0.10%	0.25%	1.67%	4.46%	4.30%
2013	3,517	$13.75	$19.17	$55,875	0.10%	0.25%	1.77%	13.29%	13.12%
2012	3,482	$12.14	$16.95	$49,023	0.10%	0.25%	1.87%	11.70%	11.54%
2011	3,649	$10.87	$15.19	$46,201	0.10%	0.25%	2.02%	(0.45%)	(0.60%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2015
2015	1,599	$16.45	$16.45	$26,304	0.80%	0.80%	1.76%	(1.13%)	(1.13%)
2014	1,816	$16.64	$16.64	$30,216	0.80%	0.80%	1.63%	3.86%	3.86%
2013	1,895	$16.02	$16.02	$30,357	0.80%	0.80%	1.75%	13.50%	13.50%
2012	2,006	$14.11	$14.11	$28,314	0.80%	0.80%	2.05%	11.33%	11.33%
2011	2,255	$12.68	$12.68	$28,585	0.80%	0.80%	1.99%	(1.15%)	(1.15%)
VIP - Freedom 2015 Investor Class
2015	5,267	$14.51	$20.41	$88,610	0.10%	0.25%	1.65%	(0.44%)	(0.59%)
2014	5,488	$14.57	$20.54	$93,183	0.10%	0.25%	1.66%	4.54%	4.38%
2013	5,463	$13.94	$19.67	$88,922	0.10%	0.25%	1.87%	14.24%	14.07%
2012	4,984	$12.20	$17.25	$71,657	0.10%	0.25%	2.01%	11.98%	11.82%
2011	4,778	$10.90	$15.42	$61,744	0.10%	0.25%	2.08%	(0.43%)	(0.58%)
VIP - Freedom 2020
2015	1,557	$16.56	$16.56	$25,783	0.80%	0.80%	1.75%	(1.07%)	(1.07%)
2014	1,743	$16.74	$16.74	$29,169	0.80%	0.80%	1.58%	3.99%	3.99%
2013	1,826	$16.09	$16.09	$29,388	0.80%	0.80%	1.76%	15.09%	15.09%
2012	1,852	$13.98	$13.98	$25,900	0.80%	0.80%	2.03%	12.47%	12.47%
2011	1,869	$12.43	$12.43	$23,240	0.80%	0.80%	2.08%	(1.82%)	(1.82%)
VIP - Freedom 2020 Investor Class
2015	9,883	$15.03	$21.99	$167,386	0.10%	0.25%	1.61%	(0.45%)	(0.60%)
2014	10,057	$15.10	$22.12	$171,670	0.10%	0.25%	1.74%	4.65%	4.49%
2013	8,641	$14.43	$21.17	$142,627	0.10%	0.25%	1.88%	15.85%	15.67%
2012	7,766	$12.46	$18.30	$111,109	0.10%	0.25%	2.11%	13.19%	13.01%
2011	7,320	$11.01	$16.19	$92,725	0.10%	0.25%	2.21%	(1.21%)	(1.36%)
VIP - Freedom 2025
2015	793	$17.41	$17.41	$13,804	0.80%	0.80%	1.74%	(0.98%)	(0.98%)
2014	927	$17.58	$17.58	$16,302	0.80%	0.80%	1.58%	4.22%	4.22%
2013	961	$16.87	$16.87	$16,215	0.80%	0.80%	1.96%	18.99%	18.99%
2012	857	$14.18	$14.18	$12,151	0.80%	0.80%	1.84%	14.18%	14.18%
2011	909	$12.42	$12.42	$11,282	0.80%	0.80%	1.91%	(2.89%)	(2.89%)
VIP - Freedom 2025 Investor Class
2015	8,235	$15.88	$23.51	$146,171	0.10%	0.25%	1.43%	(0.42%)	(0.57%)
2014	7,242	$15.95	$23.65	$129,695	0.10%	0.25%	1.70%	4.94%	4.78%
2013	6,194	$15.20	$22.57	$106,760	0.10%	0.25%	2.11%	19.83%	19.65%
2012	4,607	$12.68	$18.86	$67,147	0.10%	0.25%	2.30%	14.94%	14.77%
2011	3,774	$11.03	$16.44	$48,490	0.10%	0.25%	2.24%	(2.38%)	(2.53%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2030
2015	1,011	$17.20	$17.20	$17,385	0.80%	0.80%	1.55%	(1.03%)	(1.03%)
2014	1,003	$17.38	$17.38	$17,423	0.80%	0.80%	1.58%	4.12%	4.12%
2013	1,025	$16.69	$16.69	$17,116	0.80%	0.80%	1.76%	20.69%	20.69%
2012	1,072	$13.83	$13.83	$14,829	0.80%	0.80%	2.12%	14.65%	14.65%
2011	1,070	$12.06	$12.06	$12,903	0.80%	0.80%	2.05%	(3.37%)	(3.37%)
VIP - Freedom 2030 Investor Class
2015	7,618	$16.21	$24.43	$134,531	0.10%	0.25%	1.38%	(0.42%)	(0.57%)
2014	6,811	$16.28	$24.56	$121,507	0.10%	0.25%	1.57%	4.72%	4.57%
2013	5,995	$15.55	$23.49	$102,899	0.10%	0.25%	1.98%	21.60%	21.41%
2012	4,355	$12.78	$19.35	$62,374	0.10%	0.25%	2.26%	15.38%	15.21%
2011	3,797	$11.08	$16.79	$47,581	0.10%	0.25%	2.17%	(2.87%)	(3.02%)
VIP - Freedom Lifetime Income I
2015	755	$15.39	$15.39	$11,638	0.60%	0.60%	1.77%	(0.95%)	(0.95%)
2014	801	$15.54	$15.54	$12,440	0.60%	0.60%	1.91%	4.05%	4.05%
2013	718	$14.93	$14.93	$10,717	0.60%	0.60%	1.83%	9.31%	9.31%
2012	719	$13.66	$13.66	$9,829	0.60%	0.60%	1.98%	9.76%	9.76%
2011	692	$12.45	$12.45	$8,620	0.60%	0.60%	2.31%	(0.12%)	(0.12%)
VIP - Freedom Lifetime Income II
2015	1,845	$16.06	$16.06	$29,658	0.60%	0.60%	1.69%	(0.83%)	(0.83%)
2014	1,775	$16.20	$16.20	$28,755	0.60%	0.60%	1.97%	4.43%	4.43%
2013	1,450	$15.51	$15.51	$22,505	0.60%	0.60%	1.88%	12.08%	12.08%
2012	1,385	$13.84	$13.84	$19,164	0.60%	0.60%	2.05%	10.93%	10.93%
2011	1,287	$12.48	$12.48	$16,061	0.60%	0.60%	2.34%	(0.35%)	(0.35%)
VIP - Freedom Lifetime Income III
2015	1,111	$17.08	$17.08	$18,975	0.60%	0.60%	1.58%	(0.87%)	(0.87%)
2014	892	$17.23	$17.23	$15,373	0.60%	0.60%	2.03%	4.67%	4.67%
2013	702	$16.46	$16.46	$11,559	0.60%	0.60%	1.91%	19.70%	19.70%
2012	605	$13.75	$13.75	$8,306	0.60%	0.60%	2.32%	14.50%	14.50%
2011	568	$12.01	$12.01	$6,821	0.60%	0.60%	2.14%	(2.95%)	(2.95%)
VIP - Disciplined Small Cap
2015	1,804	$15.65	$15.34	$28,161	0.80%	1.00%	0.43%	(2.77%)	(2.97%)
2014	1,981	$16.09	$15.81	$31,817	0.80%	1.00%	0.36%	4.44%	4.23%
2013	2,738	$15.41	$15.17	$42,103	0.80%	1.00%	0.56%	37.25%	36.97%
2012	1,679	$11.23	$11.08	$18,804	0.80%	1.00%	1.94%	18.05%	17.81%
2011	1,923	$9.51	$9.40	$18,262	0.80%	1.00%	0.48%	(2.15%)	(2.35%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Disciplined Small Cap Investor Class
2015	9,410	$20.59	$30.38	$174,353	0.10%	0.25%	0.31%	(2.10%)	(2.25%)
2014	8,358	$21.03	$31.08	$159,191	0.10%	0.25%	0.33%	5.05%	4.89%
2013	9,367	$20.02	$29.63	$169,772	0.10%	0.25%	0.56%	38.04%	37.84%
2012	4,469	$14.51	$21.50	$59,020	0.10%	0.25%	1.91%	18.84%	18.66%
2011	4,347	$12.21	$18.12	$49,155	0.10%	0.25%	0.43%	(1.45%)	(1.59%)
VIP - FundsManager 20%
2015	49,271	$12.26	$13.01	$665,602	0.10%	1.00%	1.26%	(0.13%)	(1.03%)
2014	50,895	$12.27	$13.15	$689,187	0.10%	1.00%	1.31%	4.02%	3.08%
2013	47,822	$11.80	$12.76	$626,307	0.10%	1.00%	1.24%	5.52%	4.57%
2012	46,646	$11.18	$12.20	$582,542	0.10%	1.00%	1.51%	5.48%	4.52%
2011	39,623	$10.60	$11.67	$472,645	0.10%	1.00%	1.85%	2.20%	1.29%
VIP - FundsManager 50%
2015	81,915	$14.38	$14.08	$1,234,901	0.10%	1.00%	1.10%	0.04%	(0.86%)
2014	79,527	$14.38	$14.21	$1,205,623	0.10%	1.00%	1.20%	4.99%	4.05%
2013	73,187	$13.69	$13.65	$1,065,142	0.10%	1.00%	1.09%	14.78%	13.75%
2012	62,040	$11.93	$12.00	$792,965	0.10%	1.00%	1.31%	10.02%	9.03%
2011	57,896	$10.84	$11.01	$677,175	0.10%	1.00%	1.82%	(0.52%)	(1.41%)
VIP - FundsManager 60%
2015	115,523	$15.17	$19.15	$1,687,185	0.10%	1.40%	1.22%	0.31%	(0.84%)
2014	114,312	$15.12	$19.34	$1,679,510	0.10%	1.40%	1.29%	5.30%	3.93%
2013	110,201	$14.36	$18.61	$1,554,618	0.10%	1.40%	1.20%	18.50%	16.96%
2012	107,021	$12.12	$19.56	$1,285,160	0.10%	1.40%	1.44%	11.49%	10.03%
2011	108,577	$10.87	$14.46	$1,179,249	0.10%	1.40%	1.40%	(2.12%)	(3.39%)
VIP - FundsManager 70%
2015	63,849	$15.88	$14.31	$1,010,629	0.10%	1.00%	1.07%	0.39%	(0.52%)
2014	59,100	$15.82	$14.38	$936,281	0.10%	1.00%	1.23%	5.05%	4.10%
2013	51,975	$15.05	$13.82	$788,692	0.10%	1.00%	1.20%	21.63%	20.54%
2012	44,350	$12.38	$11.46	$557,749	0.10%	1.00%	1.57%	13.11%	12.08%
2011	44,286	$10.94	$10.23	$494,536	0.10%	1.00%	1.61%	(3.00%)	(3.87%)
VIP - FundsManager 85%
2015	22,948	$16.75	$14.23	$364,733	0.10%	1.00%	0.94%	0.29%	(0.61%)
2014	21,622	$16.70	$14.32	$345,076	0.10%	1.00%	1.03%	5.19%	4.24%
2013	19,518	$15.88	$13.73	$298,041	0.10%	1.00%	1.01%	27.60%	26.45%
2012	17,254	$12.44	$10.86	$206,109	0.10%	1.00%	1.25%	14.00%	12.97%
2011	20,014	$10.92	$9.61	$209,791	0.10%	1.00%	1.23%	(5.39%)	(6.24%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Consumer Staples
2015	1,172	$21.90	$21.52	$25,623	0.80%	1.00%	1.26%	8.58%	8.36%
2014	1,053	$20.17	$19.86	$21,190	0.80%	1.00%	1.44%	14.74%	14.51%
2013	1,350	$17.58	$17.34	$23,705	0.80%	1.00%	1.64%	20.83%	20.58%
2012	1,512	$14.55	$14.38	$21,939	0.80%	1.00%	1.73%	14.47%	14.24%
2011	989	$12.71	$12.59	$12,555	0.80%	1.00%	1.46%	7.32%	7.10%
VIP - Consumer Staples Investor Class
2015	8,602	$21.37	$28.55	$194,325	0.10%	0.25%	1.10%	9.30%	9.13%
2014	7,003	$19.55	$26.16	$145,149	0.10%	0.25%	1.51%	15.40%	15.23%
2013	7,031	$16.94	$22.71	$127,120	0.10%	0.25%	1.91%	21.67%	21.48%
2012	5,448	$13.93	$18.69	$81,526	0.10%	0.25%	1.93%	15.19%	15.01%
2011	3,126	$12.09	$16.25	$40,835	0.10%	0.25%	1.77%	7.97%	7.80%
VIP - Materials
2015	669	$15.94	$15.67	$10,647	0.80%	1.00%	1.18%	(9.74%)	(9.92%)
2014	918	$17.66	$17.39	$16,197	0.80%	1.00%	0.89%	(0.43%)	(0.63%)
2013	1,106	$17.74	$17.50	$19,601	0.80%	1.00%	0.99%	21.18%	20.93%
2012	1,562	$14.64	$14.47	$22,840	0.80%	1.00%	0.83%	19.18%	18.94%
2011	2,063	$12.28	$12.17	$25,309	0.80%	1.00%	1.29%	(8.94%)	(9.12%)
VIP - Materials Investor Class
2015	2,038	$15.43	$33.67	$34,904	0.10%	0.25%	1.05%	(9.18%)	(9.32%)
2014	2,544	$16.99	$37.13	$48,315	0.10%	0.25%	0.91%	0.21%	0.06%
2013	2,565	$16.96	$37.11	$48,970	0.10%	0.25%	1.01%	21.95%	21.77%
2012	2,883	$13.90	$30.47	$45,616	0.10%	0.25%	0.84%	19.95%	19.77%
2011	3,475	$11.59	$25.44	$45,823	0.10%	0.25%	1.29%	(8.39%)	(8.53%)
VIP - Telecommunications
2015	323	$12.85	$12.63	$4,144	0.80%	1.00%	3.30%	1.62%	1.41%
2014	249	$12.65	$12.45	$3,146	0.80%	1.00%	3.28%	2.67%	2.46%
2013	338	$12.32	$12.15	$4,160	0.80%	1.00%	1.49%	20.31%	20.07%
2012	426	$10.24	$10.12	$4,358	0.80%	1.00%	1.63%	19.27%	19.03%
2011	322	$8.58	$8.50	$2,767	0.80%	1.00%	1.18%	(2.78%)	(2.98%)
VIP - Telecommunications Investor Class
2015	1,327	$17.18	$32.49	$20,431	0.10%	0.25%	2.88%	2.28%	2.13%
2014	965	$16.80	$31.82	$14,160	0.10%	0.25%	3.41%	3.37%	3.25%
2013	1,057	$16.25	$30.82	$15,249	0.10%	0.25%	1.88%	21.15%	20.97%
2012	881	$13.41	$25.48	$10,711	0.10%	0.25%	1.80%	19.87%	19.69%
2011	554	$11.19	$21.27	$5,543	0.10%	0.25%	1.48%	(2.13%)	(2.28%)
VIP - Emerging Markets (a)
2015	691	$7.43	$7.32	$5,130	0.80%	1.00%	0.00%	(14.46%)	(14.57%)
VIP - Emerging Markets, Class R (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	924	$8.33	$8.22	$7,683	0.80%	1.00%	0.31%	0.54%	0.34%
2013	1,108	$8.28	$8.19	$9,168	0.80%	1.00%	0.70%	3.12%	2.91%
2012	1,272	$8.03	$7.96	$10,208	0.80%	1.00%	0.89%	13.45%	13.22%
2011	1,950	$7.08	$7.03	$13,797	0.80%	1.00%	0.81%	(21.72%)	(21.88%)
VIP - Emerging Markets Investor Class (b)
2015	2,809	$9.87	$20.56	$25,612	0.10%	0.25%	0.29%	(10.17%)	(10.31%)
2014	2,693	$10.99	$22.92	$27,501	0.10%	0.25%	0.29%	1.20%	1.05%
2013	2,658	$10.86	$22.68	$27,030	0.10%	0.25%	0.67%	3.79%	3.64%
2012	2,703	$10.46	$21.89	$27,371	0.10%	0.25%	1.06%	14.03%	13.83%
2011	3,130	$9.18	$19.22	$27,571	0.10%	0.25%	0.90%	(21.13%)	(21.25%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.
Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Floating Rate High Income (a)
2015	362	$9.81	$9.78	$3,556	0.80%	1.00%	1.40%	(0.89%)	(1.09%)
2014	141	$9.90	$9.88	$1,396	0.80%	1.00%	2.04%	(1.03%)	(1.16%)
VIP - Floating Rate High Income Investor Class (a)
2015	9,434	$9.92	$9.90	$93,481	0.10%	0.25%	1.55%	(0.19%)	(0.34%)
2014	6,953	$9.94	$9.93	$69,081	0.10%	0.25%	2.54%	(0.60%)	(0.70%)
UIF - Emerging Markets Equity
2015	3,888	$9.41	$22.30	$58,169	0.10%	1.00%	0.46%	(10.78%)	(11.59%)
2014	4,403	$10.54	$25.22	$75,494	0.10%	1.00%	0.38%	(4.58%)	(5.44%)
2013	5,170	$11.05	$26.68	$94,831	0.10%	1.00%	1.18%	(1.12%)	(2.01%)
2012	6,117	$11.18	$27.22	$118,887	0.10%	1.00%	—	19.83%	18.75%
2011	7,360	$9.33	$22.93	$122,690	0.10%	1.00%	0.41%	(18.30%)	(19.03%)
UIF - Emerging Markets Debt
2015	8,765	$11.54	$28.91	$130,857	0.10%	1.00%	6.40%	(1.21%)	(2.10%)
2014	10,524	$11.68	$29.53	$159,823	0.10%	1.00%	5.47%	2.82%	1.90%
2013	12,134	$11.36	$28.98	$181,357	0.10%	1.00%	3.95%	(8.84%)	(9.66%)
2012	17,186	$12.46	$32.08	$290,698	0.10%	1.00%	2.76%	17.84%	16.78%
2011	11,029	$10.57	$27.47	$166,236	0.10%	1.00%	3.56%	6.93%	5.97%
UIF - Global Strategist (b)
2015	2,446	$13.65	$14.85	$33,146	0.10%	1.00%	0.94%	(6.49%)	(7.33%)
2014	2,975	$14.60	$16.03	$43,258	0.10%	1.00%	0.84%	2.05%	1.13%
2013	2,705	$14.31	$15.85	$39,365	0.10%	1.00%	0.11%	15.83%	14.79%
2012	2,623	$12.35	$13.81	$33,323	0.10%	1.00%	2.07%	13.73%	12.70%
2011	3,069	$10.86	$12.25	$34,614	0.10%	1.00%	1.30%	(3.77%)	(4.64%)
Invesco - Van Kampen Global Core Equity
2015	1,583	$13.86	$16.60	$22,052	0.10%	1.00%	2.13%	(1.52%)	(2.41%)
2014	1,662	$14.08	$17.01	$23,781	0.10%	1.00%	2.03%	0.59%	(0.32%)
2013	1,807	$13.99	$17.06	$25,963	0.10%	1.00%	2.02%	22.38%	21.28%
2012	1,584	$11.44	$14.07	$19,490	0.10%	1.00%	2.46%	13.63%	12.61%
2011	1,938	$10.06	$12.49	$20,941	0.10%	1.00%	3.37%	(10.97%)	(11.78%)
WFAF - Advantage VT Discovery
2015	753	$34.90	$33.74	$26,163	0.80%	1.00%	—	(2.25%)	(2.45%)
2014	835	$35.70	$34.59	$29,659	0.80%	1.00%	—	(0.45%)	(0.65%)
2013	946	$35.86	$34.82	$33,784	0.80%	1.00%	0.01%	42.65%	42.36%
2012	1,058	$25.14	$24.46	$26,490	0.80%	1.00%	—	16.79%	16.55%
2011	1,185	$21.52	$20.98	$25,412	0.80%	1.00%	—	(0.38%)	(0.58%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
WFAF - Advantage VT Opportunity
2015	529	$35.31	$34.15	$18,603	0.80%	1.00%	0.06%	(3.86%)	(4.05%)
2014	573	$36.73	$35.59	$20,946	0.80%	1.00%	0.06%	9.54%	9.32%
2013	622	$33.53	$32.56	$20,791	0.80%	1.00%	0.20%	29.63%	29.37%
2012	690	$25.87	$25.17	$17,787	0.80%	1.00%	0.10%	14.59%	14.36%
2011	780	$22.57	$22.01	$17,523	0.80%	1.00%	0.14%	(6.27%)	(6.46%)
Lazard - Retirement Emerging Markets
2015	8,405	$8.68	$11.01	$90,080	0.10%	1.00%	2.42%	(19.98%)	(20.70%)
2014	9,633	$10.85	$13.89	$130,919	0.10%	1.00%	1.89%	(4.48%)	(5.34%)
2013	10,645	$11.36	$14.67	$153,571	0.10%	1.00%	1.55%	(1.11%)	(2.00%)
2012	11,474	$11.49	$14.97	$171,550	0.10%	1.00%	1.81%	22.22%	21.11%
2011	12,133	$9.40	$12.36	$151,788	0.10%	1.00%	2.26%	(17.87%)	(18.61%)
PVIT - Commodity Real Return
2015	2,206	$5.27	$5.09	$11,583	0.10%	1.00%	0.52%	(25.78%)	(26.45%)
2014	1,991	$7.09	$6.92	$14,088	0.10%	1.00%	0.35%	(18.51%)	(19.24%)
2013	2,045	$8.71	$8.57	$17,782	0.10%	1.00%	1.87%	(14.79%)	(15.55%)
2012	1,683	$10.22	$10.15	$17,177	0.10%	1.00%	2.29%	2.06%	1.37	% (c)
PVIT - Low Duration
2015	41,303	$10.85	$10.86	$460,077	0.10%	1.00%	1.23%	0.21%	(0.69%)
2014	44,842	$10.82	$10.94	$499,438	0.10%	1.00%	1.13%	0.75%	(0.16%)
2013	48,821	$10.74	$10.96	$540,925	0.10%	1.00%	1.46%	(0.24%)	(1.13%)
2012	51,537	$10.77	$11.08	$574,142	0.10%	1.00%	1.90%	5.75%	4.79%
2011	46,534	$10.18	$10.57	$491,312	0.10%	1.00%	1.67%	1.01%	0.10%
PVIT - Real Return
2015	17,049	$11.01	$11.56	$198,549	0.10%	1.00%	1.69%	(2.80%)	(3.68%)
2014	19,761	$11.33	$12.00	$237,474	0.10%	1.00%	1.41%	2.99%	2.06%
2013	25,157	$11.00	$11.76	$294,496	0.10%	1.00%	1.28%	(9.31%)	(10.13%)
2012	43,972	$12.13	$13.09	$569,998	0.10%	1.00%	1.04%	8.65%	7.66%
2011	33,712	$11.17	$12.16	$403,892	0.10%	1.00%	4.87%	11.55%	10.55%
PVIT - Total Return
2015	44,190	$11.59	$12.00	$540,425	0.10%	1.00%	2.41%	0.35%	(0.56%)
2014	45,866	$11.55	$12.07	$560,201	0.10%	1.00%	2.15%	4.17%	3.24%
2013	57,241	$11.08	$11.69	$671,285	0.10%	1.00%	2.18%	(2.06%)	(2.94%)
2012	73,122	$11.32	$12.04	$877,470	0.10%	1.00%	2.56%	9.48%	8.49%
2011	55,249	$10.34	$11.10	$607,713	0.10%	1.00%	1.06%	3.50%	2.57%
Blackrock - Global Allocation V.I.
2015	16,585	$11.76	$11.36	$194,056	0.10%	1.00%	2.03%	(0.97%)	(1.86%)
2014	16,541	$11.87	$11.58	$195,648	0.10%	1.00%	2.19%	1.86%	0.95%
2013	13,363	$11.65	$11.47	$155,346	0.10%	1.00%	1.53%	14.44%	13.41%
2012	4,498	$10.18	$10.11	$45,762	0.10%	1.00%	2.55%	2.86%	2.26	% (c)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
FTVIP - Templeton Global Bond (b)
2015	12,193	$10.66	$10.30	$129,380	0.10%	1.00%	4.77%	(4.40%)	(5.26%)
2014	13,903	$11.15	$10.88	$154,500	0.10%	1.00%	4.96%	1.73%	0.81%
2013	11,397	$10.96	$10.79	$124,637	0.10%	1.00%	5.00%	1.53%	0.61%
2012	5,305	$10.80	$10.72	$57,214	0.10%	1.00%	2.54%	7.96%	7.22	% (c)
FTVIP - Franklin U.S. Gov't Securities (b)
2015	5,342	$10.28	$9.94	$54,663	0.10%	1.00%	1.73%	0.37%	(0.53%)
2014	3,884	$10.25	$9.99	$39,653	0.10%	1.00%	2.49%	3.28%	2.35%
2013	2,756	$9.92	$9.76	$27,275	0.10%	1.00%	3.10%	(2.34%)	(3.22%)
2012	4,715	$10.16	$10.09	$47,837	0.10%	1.00%	1.61%	1.08%	0.49	% (c)

(1)  These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3)  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)  The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

7. Subsequent Events

The Account has evaluated subsequent events from the balance sheet date through the date of this report and no events have occurred that would require disclosure.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contractholders of Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company at December 31, 2015 the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 20, 2016

Annual Report

Fidelity Retirement Reserves, Fidelity Income Advantage, Fidelity Personal Retirement, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

900 Salem Street, Smithfield, RI 02917

N.NRR/FIA-ANN-0216

1.xxxxxx.xxx

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2015, 2014 and 2013

TABLE OF CONTENTS	PAGE(S)

Independent Auditor’s Report	1-2

Consolidated Balance Sheets	3

Consolidated Statements of Comprehensive Income	4

Consolidated Statements of Stockholder’s Equity	5

Consolidated Statements of Cash Flows	6

Notes to Consolidated Financial Statements	7 - 27

Independent Auditor’s Report

To the Board of Directors of

Fidelity Investments Life Insurance Company:

We have audited the accompanying consolidated financial statements of Fidelity Investments Life Insurance Company and its subsidiaries (the “Company”), which comprise the consolidated balance sheets as of December 31, 2015 and 2014, the related consolidated statement of comprehensive income, the consolidated statement of stockholder’s equity, and the consolidated statement of cash flows for the years then ended.

Management’s Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits.  We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements.  The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error.  In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control.  Accordingly, we express no such opinion.  An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.  We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

1

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Fidelity Investments Life Insurance Company and its subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for the years then ended in accordance with accounting principles generally accepted in the United States of America.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

April 20, 2016

2

FIDELITY INVESTMENTS LIFE INSURANCE  COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED BALANCE SHEETS

(in thousands, except share data)

	December 31,
	2015	2014
ASSETS
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $880,719 in 2015 and $806,196 in 2014)	$873,312	$812,449
Other investment	1,665	1,877
Policy loans	1,632	1,244

Total investments	876,609	815,570

Cash and cash equivalents	109,168	95,824
Accrued investment income	3,139	4,115
Deferred policy acquisition costs	69,665	68,243
Reinsurance deposit and receivables	1,207,525	1,277,938
Other assets	19,534	17,643
Net deferred tax asset	81,165	72,656
Income taxes receivable	—	7,304
Separate account assets	26,175,983	25,914,707

Total assets	28,542,788	28,274,000

LIABILITIES
Future contract and policy benefits	772,375	805,217
Contract holder deposit funds	708,370	734,105
Other liabilities and accrued expenses	32,778	33,375
Income taxes payable	5,715	—
Payable to parent and affiliates, net	11,096	10,294
Separate account liabilities	26,175,983	25,914,707

Total liabilities	27,706,317	27,497,698

Commitments and contingencies (Note 12)

STOCKHOLDER’S EQUITY

Common stock, par value $10 per share - 1,000,000 shares authorized; 300,000 shares issued and outstanding	3,000	3,000
Additional paid-in capital	71,378	71,378
Accumulated other comprehensive income	(4,683)	3,948
Retained earnings	766,616	697,795
Total Fidelity Investments Life Insurance Company Stockholder’s Equity	836,311	776,121
Noncontrolling interest	160	181

Total stockholder’s equity	836,471	776,302

Total liabilities and stockholder’s equity	$28,542,788	$28,274,000

The accompanying notes are an integral part of the consolidated financial statements

3

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

	For the years ended December 31,
	2015	2014	2013

Revenues:
Fees charged to contract holders	$116,704	$116,191	$108,801
Net investment income	20,620	18,561	16,786
Interest on reinsurance deposit	30,458	32,394	34,722
Fund administration fees (1)	58,116	52,828	45,129
Premiums, net	10,104	9,394	8,589
Net realized investment gains (losses):
Other than temporary losses on debt securities	(223)	—	(39)
Net realized investment gains on sales	899	5,406	2,412
Total net realized investment gains	676	5,406	2,373

Total revenues	236,678	234,774	216,400

Benefits and expenses:
Underwriting, acquisition and insurance expenses (1)	71,270	69,383	69,226
Contract and policy benefits and expenses	52,370	53,524	58,570
Other expenses	24,067	20,502	—

Total benefits and expenses	147,707	143,409	127,796

Income before income taxes	88,971	91,365	88,604

Income tax expense	20,641	22,534	21,842

Net income	68,330	68,831	66,762
Less: Net loss attributable to noncontrolling interest	(491)	(333)	—
Net income attributable to Fidelity Investments Life Insurance Company	68,821	69,164	66,762

Other comprehensive income (loss), before tax:
Unrealized gains (losses) on securities:
Net unrealized holding gains (losses) during the period	(12,636)	6,675	(15,626)
Reclassification adjustment for net realized gains included in net income	(676)	(5,406)	(2,373)
(Provision) benefit for income taxes related to items of other comprehensive income (loss)	4,681	(450)	6,388

Other comprehensive income (loss), net of tax	(8,631)	819	(11,611)
Comprehensive income	59,699	69,650	55,151
Less: Comprehensive loss attributable to noncontrolling interest	(491)	(333)	—
Comprehensive income attributable to Fidelity Investments Life Insurance Company	$60,190	$69,983	$55,151

(1) Includes affiliated company transactions (Note 9)

The accompanying notes are an integral part of the consolidated financial statements

4

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF STOCKHOLDER’S EQUITY

(in thousands)

For the years ended December 31, 2015, 2014 and 2013

			Accumulated
		Additional	Other			Total
	Common	Paid-In	Comprehensive	Retained	Noncontrolling	Stockholder’s
	Stock	Capital	Income	Earnings	Interest	Equity

Balance at December 31, 2012	$3,000	$69,582	$14,740	$561,870	$—	$649,192

Comprehensive income:
Net income	—	—	—	66,762	—	66,762
Other comprehensive loss	—	—	(11,611)	—	—	(11,611)

Balance at December 31, 2013	$3,000	$69,582	$3,129	$628,631	$—	$704,342

Comprehensive income:
Capital contribution	—	1,796	—	—	197	1,993
Other contributions	—	—	—	—	317	317
Net Income (loss)	—	—	—	69,164	(333)	68,831
Other comprehensive income	—	—	819	—	—	819

Balance at December 31, 2014	$3,000	$71,378	$3,948	$697,795	$181	$776,302

Comprehensive income:
Other contributions	—	—	—	—	470	470
Net Income (loss)	—	—	—	68,821	(491)	68,330
Other comprehensive income	—	—	(8,631)	—	—	(8,631)

Balance at December 31, 2015	$3,000	$71,378	$(4,683)	$766,616	$160	$836,471

The accompanying notes are an integral part of the consolidated financial statements

5

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

	For the years ended December 31,
	2015	2014	2013
Cash flows provided by (used for) operating activities:
Net income	$68,330	$68,831	$66,762
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and depreciation	2,364	1,998	2,821
Net realized investment gains	(676)	(5,406)	(2,373)
Benefit for deferred taxes	(3,827)	(2,979)	(103)
Equity loss from investee company	4,913	3,327	—
Changes in assets and liabilities:
Accrued investment income	976	553	197
Change in deferred policy acquisition costs, net of amortization	(1,074)	(1,774)	(4,313)
Future contract and policy benefits, net	84,207	82,489	92,642
Reinsurance deposit and receivables	70,413	77,104	74,822
Payable to parent and affiliates, net	802	1,560	(1,753)
Income taxes	13,019	1,713	2,160
Other assets and other liabilities, net	479	(8,393)	411

Net cash provided by operating activities	239,926	219,023	231,273

Cash flows provided by (used for) investing activities:
Purchase of debt securities	(517,643)	(625,686)	(794,056)
Proceeds from sales of equity securities	—	55	—
Proceeds from sales of debt securities	429,360	535,569	695,171
Proceeds from maturities and calls of debt securities	12,077	17,495	24,331
Investment in investee company	(4,231)	(2,851)	—
Investment trades payable (receivable)	(2,947)	115	123
Purchase of fixed assets	(26)	—	—
Change in policy loans	(389)	(119)	(475)

Net cash (used for) provided by investing activities	(83,799)	(75,422)	(74,906)

Cash flows provided by (used for) financing activities:
Deposits credited to fixed annuity contracts	2,007,444	2,049,348	2,087,955
Net transfers from separate accounts	(385,113)	(528,858)	(580,327)
Withdrawals from variable annuity contracts	(1,678,377)	(1,561,544)	(1,533,599)
Withdrawals from fixed annuity contracts	(86,737)	(92,629)	(104,069)

Net cash used for financing activities	(142,783)	(133,683)	(130,040)

Net increase in cash and cash equivalents	13,344	9,918	26,327

Cash and cash equivalents:
Beginning of year	95,824	85,906	59,579
End of year	$109,168	$95,824	$85,906

Supplemental disclosure of cash flow information for non-cash transactions
Charitable donation of debt securities	$(19,164)	$(17,195)	$—
Capital contribution from parent	$—	$1,796	$—

The accompanying notes are an integral part of the consolidated financial statements

6

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

1.    ORGANIZATION AND NATURE OF OPERATIONS:

The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company (“FILI”), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company (“EFILI”), FILI’s wholly-owned insurance company subsidiary operating exclusively in the State of New York (collectively, the “Company”).  In addition, the accounts also include Feedstock Investments VII, LLC (“Feedstock”), a special purpose entity (“SPE”) that makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code (“IRC 45”).  FILI is a wholly-owned subsidiary of FMR LLC.

The Company issues variable deferred and immediate annuity contracts and variable life policies and is licensed in all states in the United States of America and the District of Columbia.  Amounts invested in the fixed option of the contracts are allocated to the general account of the Company.  Amounts invested in the variable option of the contracts are allocated to the Variable Annuity Accounts, which are separate accounts of the Company.  Amounts invested in the variable life policies are allocated to the Variable Life Accounts, which are also separate accounts of the Company.  The assets of the Variable Annuity Accounts are invested in certain portfolios of the Fidelity Variable Insurance Products funds, the Fidelity Variable Insurance Product funds (Investor Class), the Universal Institutional funds, the Wells Fargo Advantage Variable Trust funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds.  Separate account assets are reported at the net asset value of such portfolios.  The assets of the Variable Life Accounts are invested in certain portfolios of the Fidelity Variable Insurance Product funds, the Universal Institutional funds, Invesco Advisers Inc., and the Lazard Retirement Series, Inc.

The Company offers a term life insurance product with level premium paying periods of ten, fifteen and twenty years.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value.  Fair values for debt and equity securities are obtained from independent pricing sources.  For debt securities that experience declines in fair value that are determined to be other than temporary, the impairment is separated into two components if there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security or it is more likely than not that it will not be required to sell the security before recovery of its cost basis.  The amount of other than temporary impairments (“OTTI”) related to a credit loss is recognized in earnings, and the amount of OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings.

7

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the fair value has been less than cost, and the Company’s ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer.  Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes.  The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method.  Such amortization is included in investment income.  Prepayment assumptions for loan-backed and structured securities are obtained from broker-dealer survey values.  Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security.  When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

Investment income is recognized on the accrual basis.  Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received.  Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents.  Cash and cash equivalents are comprised of amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value.  The Company reclassifies cash overdrafts to other liabilities and accrued expenses. Cash overdrafts were $10,847 and $11,311 at December 31, 2015 and 2014, respectively.  Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $103,134 and $90,202 at December 31, 2015 and 2014, respectively.

Other Investment

Other investment includes an investment in which the Company has the ability to influence (but not control) the financial or operating policies of the investee entity and is accounted for using the equity method of accounting.  In applying the equity method, the Company uses financial information provided by the investee. The Company reports its share of the equity method investees’ earnings and losses in other expenses in the Consolidated Statements of Comprehensive Income.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value (“NAV”) of such underlying mutual fund portfolios.  Since the contract holders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contract holders include mortality and expense risk, administrative charges for variable annuity and life contract holders and the cost of providing insurance protection for variable life contract holders.  Fund administration fees represent administrative fees charged to investment managers and recordkeeping fees earned by the Company for administering a third party insurance product.  Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets.  Premiums for term life insurance products are recognized as revenues over the premium-paying period.  Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

8

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Future Contract and Policy Benefits

Future contract and policy benefits include the guaranteed minimum death benefit (“GMDB”) and the guaranteed minimum withdrawal benefit features (“GMWB”) (see Note 3 — Guaranteed Benefits) on certain variable annuity products, the majority of the 100% life contingent fixed income annuity product and life products.  Such liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments.

Contract Holder Deposit Funds

Contract holder deposit funds consist of annuity deposits received from customers for the liabilities for the fixed portion of the variable deferred annuity products, fixed income annuity product with no life contingencies and for policies issued in 2003 and prior, and for the fixed portion of the variable income annuity products with insignificant amounts of life contingent benefits.  Liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force.

Reinsurance Deposit and Receivables

The Company reinsures a substantial portion of its life insurance and annuity product risk with other companies.  As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded.  The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations.  The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred.  The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 9 — Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting.  These deferred policy acquisition costs (“DAC”) are being amortized over the lifetime of the policy generally estimated as the level term period for the term insurance product and a 30-year period for the variable deferred and immediate annuity products in proportion to gross profits.

The amortization process requires the use of various assumptions, estimates and judgments about the future.  The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals, internal replacements and surrenders).  These assumptions are reviewed on a regular basis and are generally based on the Company’s past experience, industry studies, and judgments about the future.  Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances.  See Note 10 — Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.

A significant assumption for the projection of estimated gross profits is the investment return on separate account fund balances.  The Company assumes a long term return of 7.5% before fund expenses and other charges.  The Company also applies a “Reversion to the Mean” assumption in setting the projected return for the next seven years.  The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond.  The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

9

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

GAAP provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts.  An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract.  Modifications that result in a permanent contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract.  Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off.  Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract.

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract.  Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off.  There were no changes to the Company’s definition of internal replacements or changes in product benefits, features, rights or coverage during 2015, 2014 or 2013.  During 2015 and 2014, the Company trued-up for actual lapse and internal replacement activity.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, leasehold improvements and computer software are stated at cost less accumulated depreciation or amortization.  Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from three years to ten years.

Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.

Income Taxes

The Company files a consolidated federal income tax return with its subsidiary, EFILI.  Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis.  Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group.  Intercompany tax balances are settled within 30 days of the actual tax payment.

The asset and liability method is used in accounting for income taxes.  Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

The Company recognizes the benefit of uncertain tax positions only when the position is “more likely than not” to be sustained by the tax authorities.

10

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Adoption of New Accounting Pronouncements

In April 2014, the FASB issued new guidance that clarified the scope of what should be reported as discontinued operations and provided for new disclosure requirements.   The Company adopted this guidance effective January 1, 2015.  The adoption of this guidance did not have an impact on the consolidated financial statements.

In February 2013, the Financial Accounting Standards Board (“FASB”) issued new guidance that requires companies to present information about the reclassification adjustments from accumulated comprehensive income in a single note or on the face of the financial statements.  The Company adopted this guidance effective January 1, 2013.  The information required by this guidance was previously included in the consolidated statements of comprehensive income and therefore, the adoption of this guidance did not have a material impact on the consolidated financial statements.

On January 1, 2013, the Company adopted new guidance issued by the FASB, requiring companies to disclose both gross and net information about certain financial instruments including derivatives, resale and repurchase agreements, and securities lending transactions to the extent that they are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement.  This guidance was effective for the Company beginning January 1, 2013 with retrospective application required.  The Company’s adoption of this guidance did not have an impact on the consolidated financial statements.

Future Adoption of New Accounting Pronouncements

In January 2016, the FASB issued new guidance on the recognition and measurement of financial assets and financial liabilities. The guidance amends existing GAAP related to the classification and measurement of equity investments and improves the presentation of changes in fair value for financial liabilities accounted for pursuant to the fair value option. The guidance also improves existing disclosure requirements associated with the fair value of financial instruments. The guidance will be effective for the Company beginning January 1, 2018.  The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.

In February 2015, the FASB issued new guidance that eliminates the deferral of the previous consolidation guidance for certain investment funds, and makes changes to both the variable interest model and the voting model.  The guidance is effective beginning January 1, 2016, with early adoption permitted.  The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.

In May 2014, the FASB issued new guidance on revenue recognition, which establishes a principles-based model that provides a single framework for recognizing revenue from contracts with customers. The guidance also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from cost incurred to obtain or fulfill a contract.  Revenue recognition for insurance contracts is explicitly scoped out of the guidance. In August 2015, the FASB issued an update to defer the original effective date of this guidance for annual periods beginning after December 15, 2017.  The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

11

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3.     GUARANTEED BENEFITS

The Company establishes a liability for variable annuity contracts that contain death or other insurance benefit guarantees.  Certain of the variable annuity contracts issued by the Company offer guaranteed minimum death or guaranteed minimum withdrawal benefits that settle only upon an insurable event, such as death, or are life contingent.

Guaranteed Minimum Death Benefits

The Company has certain variable annuity contracts with a GMDB feature.  The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount.  Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals.  For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals.  The optional rider is no longer offered to new customers, effective January 1, 2003.  If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.  The Company’s current variable annuity contract does not offer a GMDB feature.

The following summarizes the liability for GMDB contracts reflected in the general account:

	Years Ended December 31,
	2015	2014

Beginning Balance	$6,657	$8,723
Unlocking of benefit ratio	(1,022)	(3,297)
Interest on reserve	401	385
Claims paid	(1,814)	(1,304)
Accrual of benefit ratio	2,025	2,150
Ending Balance	$6,247	$6,657

The reinsurance recoverables associated with the GMDB were $6,208 and $6,587 at December 31, 2015 and 2014, respectively.

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability.

•                  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•                  The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 3.8% to 11.5% depending on the underlying fund type.

•                  The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•                  The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•                  The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.

•                  The base lapse rate assumption varies from 5.5% to 7.5%, depending on policy duration. The partial withdrawal assumption is 2% for all policy durations.

•                  The annual lapse rate for anticipated internal replacements is 3.2%.

•                  The discount rate is 6.83%.

12

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3.     GUARANTEED BENEFITS (CONTINUED):

The table below represents the account value, net amount at risk and average attained age of underlying contract holders for guarantees in the event of death as of December 31, 2015 and 2014.  The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
(in thousands, except for contract holder data)	2015	2014

Net deposits paid
Account value	$4,549,493	$5,049,021
Net amount at risk	$135,276	$140,063
Average attained age of contract holders	66	65
Ratchet (highest historical account value at specified anniversary dates)
Account value	$245,063	$279,086
Net amount at risk	$28,375	$26,641
Average attained age of contract holders	70	70

Guaranteed Minimum Withdrawal Benefits

The Company issued a variable annuity contract with a guaranteed minimum withdrawal benefit feature.  The GMWB feature provides annuity contract holders with income payments that are guaranteed for life.  The withdrawal feature allows for guaranteed withdrawals beginning with age 59 ½ for the life of the contract holder based on a preset withdrawal percentage as defined in the contract.  The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant.  In addition, the contract has a ratchet feature where the withdrawal value is increased to the greater of the contract value or withdrawal value on each anniversary.  If the contract value is below the withdrawal value, the withdrawal value will not change.

The following summarizes the liability for GMWB contracts reflected in the general account:

	Years Ended December 31,
	2015	2014

Beginning Balance	$2,869	$2,447
Unlocking of benefit ratio	(510)	(102)
Interest on reserve	119	119
Accrual of benefit ratio	316	405
Ending Balance	$2,794	$2,869

For contracts issued prior to January 1, 2009, the Company has reinsurance coverage for 100% of its GMWB provisions.  Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during calendar year 2009.  Effective March 31, 2009, the GMWB product closed to new business.  Consequently, the aforementioned reinsurance agreement terminated for new business effective March 31, 2009.

13

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3.     GUARANTEED BENEFITS (CONTINUED):

The reinsurance recoverables associated with the GMWB were $2,702 and $2,780 at December 31, 2015 and 2014, respectively.

The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

•                  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•                  The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 3.8% to 11.5% depending on the underlying fund type.

•                  The projection model employs a mean reversion additive adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•                  The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•                  Separate benefit ratios were calculated for single life and joint life policies.

•                  For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 9 ½ years from issue and age 59 ½.

•                  The mortality assumption is the Annuity 2000 Mortality Table.

•                  The lapse rate assumption is 5%, with dynamic lapse reduction for contracts in the money.

•                  The discount rate is 6.425%, adjusted for maintenance and expense charges.

The table below displays the account value and guaranteed withdrawal values at December 31, 2015 and 2014:

	Years Ended December 31,
	2015	2014

Account value	$1,992,988	$2,174,997
GMWB value	$2,136,733	$2,177,129
Average attained age of contract holders	73	72

4.     INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2015	2014	2013

Debt securities	$22,961	$21,003	$18,857
Cash and cash equivalents	23	15	40
Other income	79	69	60
Total investment income	23,063	21,087	18,957
Less: investment expenses	2,443	2,526	2,171
Net investment income	$20,620	$18,561	$16,786

14

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.  INVESTMENTS (CONTINUED):

Gross realized gains and losses from sales of debt securities were as follows:

	Years Ended December 31,
	2015	2014	2013

Debt securities:
Gross realized gains	$3,944	$7,090	$6,760
Gross realized losses	(3,045)	(1,689)	(4,348)
Equity securities:
Gross realized gains	—	5	—
Total realized investment gains	$899	$5,406	$2,412

Realized investment losses as a result of other-than-temporary impairments in the value of investments were $223, $0, and $39 in 2015, 2014, and 2013, respectively.  The Company had no debt securities that were non-income producing for 2015 and 2014, respectively.  There was no interest foregone by non-income producing securities for 2015, 2014 and 2013, respectively.

Net unrealized investment gains on debt and equity securities carried at fair value and the related impact on DAC and deferred income taxes as of December 31 were as follows:

	Years Ended December 31,
	2015	2014

Debt securities	$(7,407)	$6,253
Equity securities	—	—
DAC	169	(174)
Deferred income tax expense (benefit)	2,555	(2,131)
	$(4,683)	$3,948

Debt securities that have been in a continuous unrealized loss position as of December 31, 2015 were as follows:

	Gross Unrealized Losses	Estimated Fair Value	Number of Securities
Investment grade debt securities:
0-12 months	$(5,720)	$431,252	$284
Greater than 12 months	(2,710)	44,094	65
	$(8,430)	$475,346	$349
Below investment grade debt securities:
0-12 months	$(2,493)	$42,614	$141
Greater than 12 months	(1,330)	12,985	36
	$(3,823)	$55,599	$177

Total	$(12,253)	$530,945	$526

15

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.  INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2014 were as follows:

	Gross Unrealized Losses	Estimated Fair Value	Number of Securities
Investment grade debt securities:
0-12 months	$(1,198)	$168,834	$140
Greater than 12 months	(1,536)	83,980	86
	$(2,734)	$252,814	$226
Below investment grade debt securities:
0-12 months	$(979)	$28,046	$109
Greater than 12 months	(63)	1,642	12
	$(1,042)	$29,688	$121

Total	$(3,776)	$282,502	$347

The Company evaluates declines in fair values below cost for its investments.  Based on the Company’s review of the issuers’ continued compliance with the securities’ obligations in accordance with their contractual terms, management’s intent  was not to sell these securities, and it was not more likely than not the Company would be required to sell before recovery, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that declines in the fair value of the securities above were temporary as of December 31, 2015 and 2014.  The majority of the securities are investment grade fixed maturities with fair values at or greater than 98% of amortized cost at December 31, 2015.  The decline in fair value was primarily the result of an increase in interest rates from the securities purchase date.  Investments in below investment grade securities comprised approximately 7% of the total portfolio as of December 31, 2015.  Unrealized losses on below investment grade securities were driven principally by changes in market yields.

The amortized cost and fair value of debt and equity securities by type of issuer as of December 31, 2015 were as follows:

	December 31, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury and U.S. Government agency securities	$129,201	$27	$(782)	$—	$128,446
Corporate and other debt securities	717,049	4,816	(10,550)	—	711,315
Mortgage and asset backed securities	34,469	3	(921)	—	33,551

Total debt securities	$880,719	$4,846	$(12,253)	$—	$873,312

16

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.  INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt and equity securities by type of issuer as of December 31, 2014 were as follows:

	December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury and U.S. Government agency securities	$56,555	$223	$(1)	$—	$56,777
Corporate and other debt securities	713,361	9,782	(3,183)	—	719,960
Mortgage and asset backed securities	36,280	24	(592)	—	35,712

Total debt securities	$806,196	$10,029	$(3,776)	$—	$812,449

During 2015 and 2014, the Company recorded no OTTI for the portion of noncredit related losses in other comprehensive income.

The amortized cost and fair value of debt securities at December 31, 2015 by contractual maturity are shown below.  Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Estimated Fair Value

Due in 1 year or less	$25,885	$25,785
Due after 1 year through 5 years	513,447	511,672
Due after 5 years through 10 years	292,050	287,457
Due after 10 years	14,868	14,847
Mortgage and asset backed securities	34,469	33,551

	$880,719	$873,312

At December 31, 2015 and 2014, there were no contractual investment commitments.  There were no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.

At December 31, 2015, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,643 and $2,666 respectively.  At December 31, 2014, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,628 and $2,647 respectively.

During 2015 and 2014, the Company donated certain appreciated debt securities to an affiliated qualified charitable organization at a fair value of $19,164 and $17,195 respectively.  This is recorded as other expenses in the Consolidated Statements of Comprehensive Income.  There were no donations in 2013.

17

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

5.  VARIABLE INTEREST ENTITIES

Effective April 1, 2014, FMR LLC contributed a 100% wholly owned subsidiary, Feedstock, to the Company at its carrying value of $1,796.   Feedstock makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code.  IRC 45 provides a tax credit for the production of certain refined energy resources at a qualified facility during a ten year period beginning on the date the facility was originally placed in service and the refined energy is sold to an unrelated party.

Feedstock entered into certain operating agreements to provide operational funding of a qualified energy facility through 2021.  Feedstock is required to provide 90% of these operational fundings to LRC Holdings LLC (“LRCH”) through a membership interest agreement.  LRCH ultimately funds the qualified facility through a 60% membership interest agreement.    These funding obligations are tied to the production of the qualified energy resource and eligibility to receive the expected tax credit pursuant to the operating agreements.  The Company is expected to make funding payments on behalf of Feedstock and receive the benefits of the tax credits generated. The Company incurred funding payments of $4,231 and $2,851, respectively for the year ended December 31, 2015 and the nine month period ended December 31, 2014.

FMR LLC provides certain guarantees of Feedstock to third parties which are contingent upon Feedstock’s eligibility to receive the expected tax credits.  FMR LLC will continue to provide such guarantees subsequent to its contribution of Feedstock to the Company.

Feedstock and LRCH are deemed to be variable interest entities (“VIEs”).   A VIE is an entity that either (1) has equity investors that lack controlling financial interest or (2) does not have sufficient equity to finance its own activities without financial support provided by another entity.  If the Company determines that it is the VIE’s “primary beneficiary” it consolidates the VIE.  The primary beneficiary has the power to direct the activities of a VIE that impact its economic performance and either the obligation to absorb the losses of the entity or the right to receive the benefits from the VIE that could be potentially significant to the VIE.

The Company determined that its interest in Feedstock and in turn Feedstock’s 90% membership interest in LRCH qualifies as a variable interest, and that Feedstock and LRCH are both VIEs.  The Company has determined that it is the primary beneficiary as it has both the power to direct the activities of the VIE that most significantly impact the entity’s economic performance and the obligation to absorb losses or receive benefits of the entity that could potentially be significant to the VIE as a result of the operational funding provided and the return in the form of income tax credits.   Accordingly, the Company consolidates Feedstock and LRCH.

The following is the incremental impact of consolidating LRCH in the Company’s consolidated financial statements at December 31, 2015 and 2014 and for the year ended December 31, 2015 and the nine month period ended December 31, 2014.

	12/31/2015	12/31/2014

Total Assets	$440	$229
Total Liabilities	280	48
Non controlling equity interest	$160	$181

18

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

5.  VARIABLE INTEREST ENTITIES (CONTINUED):

	12/31/2015	12/31/2014

Total Revenues	$—	$—
Total Expenses	(491)	(333)
Net Loss	(491)	(333)
Income tax expense	—	—
Net Loss	(491)	(333)
Less: net loss attributable to non controlling interest	(491)	(333)
Net income attributable to Fidelity Investments Life Insurance Company	$—	$—

Non controlling interest represents ownership interests in LRCH that is not attributable to the Company.

6.     FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its consolidated balance sheets based upon a three-level valuation hierarchy.  The Company carries the following financial instruments at fair value in the Company’s financial statements:  fixed maturities, equity securities, short-term investments such as money market funds, and separate account assets.  The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3).  If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement.  Management’s assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability.

The three levels are described below:

•                  Level 1 — Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.

•                  Level 2 — Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•                  Level 3 — Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement.  These inputs reflect management’s judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

The available-for-sale debt securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management’s responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.

Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1.

19

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6.     FAIR VALUE MEASUREMENTS (CONTINUED):

Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds.  Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis as of:

	December 31, 2015
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury and U.S Government Agency securities	$—	$128,446	$—	$128,446
Corporate and other debt securities	—	711,315	—	711,315
Mortgage and asset backed securities	—	33,551	—	33,551
Total available-for-sale debt securities	—	873,312	—	873,312
Cash equivalents	103,134	—	—	103,134
Subtotal excluding separate account assets	103,134	873,312	—	976,446
Separate account assets	26,175,983	—	—	26,175,983
Total	$26,279,117	$873,312	$—	$27,152,429

	December 31, 2014
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury and U.S Government Agency securities	$—	$56,777	$—	56,777
Corporate and other debt securities	—	719,960	—	719,960
Mortgage and asset backed securities	—	35,712	—	35,712
Total available-for-sale debt securities	—	812,449	—	812,449
Cash equivalents	90,202	—	—	90,202
Subtotal excluding separate account assets	90,202	812,449	—	902,651
Separate account assets	25,914,707	—	—	25,914,707
Total	$26,004,909	$812,449	$—	$26,817,358

20

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6.     FAIR VALUE MEASUREMENTS (CONTINUED):

There were no transfers between Level 1 and Level 2 during 2015 or 2014.  The Company held no Level 3 assets during 2015 or 2014. There were no transfers into or out of Level 3 during 2015 or 2014.

Financial Instruments Not Carried at Fair Value

Certain financial instruments are not measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values.  The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

	December 31, 2015		December 31, 2014
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value

Financial Assets:
Other investment	$1,665	$1,665	$1,877	$1,877
Policy loans	1,632	1,632	1,244	1,244
Reinsurance deposit and receivables	1,207,525	1,302,370	1,277,938	1,380,644

	$1,210,822	$1,305,667	$1,281,059	$1,383,765

Financial Liabilities:
Contract holder deposit funds	$708,370	$802,937	$734,105	$837,315

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Other Investment

Fair value for the other investment is based on the Company’s share of the investee based on the underlying financial statements of the investee.

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value.  These loans are an integral part of the insurance products and have no maturity dates.  Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

Reinsurance Deposit and Receivables

Fair values for certain of the Company’s reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Contract Holder Deposit Funds

Fair value for the Company’s contract holder deposit fund liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

The fixed portion of variable deferred annuity products is carried at account value and can be withdrawn without prior notice pursuant to the terms of the annuity contract.  The fixed portion of variable deferred annuity products is an integral part of the contract and consequently, the account value is considered to be a reasonable estimate of the fair value of the contract.

21

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

7.     INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2015	2014	2013
Current:
Federal	$23,980	$25,097	$21,557
State	489	416	388
	$24,469	$25,513	$21,945
Deferred:
Federal	$(3,765)	$(2,820)	$106
State	(63)	(159)	(209)
	$(3,828)	$(2,979)	$(103)

Provision for income taxes	$20,641	$22,534	$21,842

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums.  Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future.  State deferred taxes are recorded for FILI for the impact of its reversing temporary differences on its future state income tax liability.

Significant components of the Company’s net deferred tax asset were as follows:

	Years Ended December 31,
	2015	2014
Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$35,289	$33,966
Contract holder reserves	25,596	28,387
Deferred revenue	8,856	7,450
Unrealized gains on available-for-sale securities	2,766	(2,205)
Deferred compensation and retirement benefit plans	2,793	1,711
Other, net	5,865	3,347
Net deferred tax asset	$81,165	$72,656

Management believes that the Company’s future income will be sufficient to realize the net deferred tax asset as of December 31, 2015 and 2014, respectively.

22

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

7.     INCOME TAXES (CONTINUED):

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2015	2014	2013

Tax provision at U.S. Federal statutory rate	$31,140	$32,095	$31,011
Dividends received deduction	(6,684)	(6,132)	(9,258)
IRC 45 tax credit	(4,265)	(2,861)	—
Charitable contribution	(539)	(686)	—
Other, net	989	118	89
	$20,641	$22,534	$21,842

FILI paid net federal and state income taxes of $11,450, $23,800, and $19,785 in 2015, 2014, and 2013, respectively.

The Company recognizes uncertain tax provisions that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities.  As a result, the Company applies a more-likely-than-not recognition threshold for all tax uncertainties.  The Company’s management believes that adequate provision has been made in the financial statements for any potential tax uncertainties.

Currently, the Company only files income tax returns in the United States.  The Company is not currently under examination and is no longer subject to U.S. federal or state tax for years before 2013.  The Company is not currently under examination for the income tax filings in any other jurisdictions.  The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustment that will result in a material adverse effect on the Company’s financial condition, results of operations, or cash flows.  Therefore, no reserves for uncertain tax positions have been recorded.

In its Revenue Ruling 2007-61 issued on September 25, 2007, the Internal Revenue Service (“IRS”) announced its intention to issue regulations with respect to certain computational aspects of the dividends received deduction (“DRD”) on separate account assets held in connection with variable annuity contracts.  Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that proposes to change accepted industry and IRS interpretations of the status governing these computational questions.  Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations.  As a result, the ultimate timing and substance of any regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.  Management believes that it is highly likely that any such regulations would apply prospectively only.  The Company has recorded benefits of $6,684, $6,132, and $9,258 during 2015, 2014 and 2013, respectively, related to the separate account DRD.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

8.     STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FMR LLC are limited to the excess of FILI’s net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities.  Under the Insurance Code of the State of Utah, dividends to shareholders are limited to the lesser of the Company’s net gain from operations for the year ended on the preceding December 31, or 10% of the Company’s surplus held for policyholders as of the preceding December 31. The Company did not pay any dividends in 2015, 2014 or 2013.

23

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

8.     STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS (CONTINUED):

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the applicable state insurance department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules.  The principal differences with GAAP are that statutory financial statements do not reflect DAC; recognition of deferred income tax assets are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets; a wholly-owned insurance subsidiary is reported at statutory equity and future policy benefit liabilities are estimated using different actuarial assumptions.  The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	2015	2014	2013
FILI
Statutory net income	$62,269	$65,973	$56,140
Statutory surplus	$750,892	$685,814	$614,722

EFILI
Statutory net income	$4,421	$5,025	$2,338
Statutory surplus	$76,851	$72,498	$67,422

9. AFFILIATED COMPANY TRANSACTIONS:

The Company has a services agreement with Fidelity Investments Institutional Operations Company, Inc. and Fidelity Distributors Corporation, both wholly-owned subsidiaries of FMR LLC, under which the Company provides certain shareholder account services (recordkeeping and customer reporting, customer support, and preparing/distributing marketing materials) with respect to Investor Class shares of the Fidelity variable insurance product funds.  The Company earned fees of $37,987, $33,770 and $27,129 in 2015, 2014 and 2013, respectively, under these agreements.  These fees are included in fund administration fees in the Consolidated Statements of Comprehensive Income.

The Company’s insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Investments Institutional Services Company, Inc., all of which are wholly-owned subsidiaries of FMR LLC.  FILI and EFILI have agreements with FIA under which FILI pays FIA renewal sales compensation of 0.10% of the annuity contract value each year.  EFILI pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts.  The Company pays FIA 37.5% of term life insurance first-year premiums.  The Company compensated FIA in the amount of $30,092, $28,928, and $27,348 in 2015, 2014 and 2013, respectively.

The Company has an administrative services agreement with FIA whereby the Company provides certain administrative and accounting functions.  The Company earned $20,128, $21,941, and $20,835 in 2015, 2014 and 2013, respectively, for such services.  The reimbursements are accounted for as a direct reduction of the Company’s expenses.  The Company entered into agreements with Fidelity Institutional Asset Management Trust Company (“FIAM”), formerly Pyramis Global Advisors Trust Company to provide investment and managerial advice.  The Company incurred charges of $1,543, $1,328, and $1,094 in 2015, 2014 and 2013, respectively, for such services.

The Company has an administrative services agreement with FMR LLC and its subsidiaries whereby certain administrative and other services are provided for the Company.  The Company incurred charges from FMR LLC and its subsidiaries of $31,036, $30,856, and $31,783 in 2015, 2014 and 2013, respectively, for such services.  Intercompany balances with FMR LLC and its subsidiaries are settled within 30 days.

24

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

9.     AFFILIATED COMPANY TRANSACTIONS (CONTINUED):

FMR LLC sponsors a trusteed Profit-Sharing Plan covering substantially all eligible Company employees.  Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan.  FMR LLC’s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost.  The costs charged to the Company were $1,517, $1,535, and $1,561 in 2015, 2014 and 2013, respectively.

The Company participates in various share-based compensatory plans sponsored by FMR LLC and is allocated a compensation charge from FMR LLC that is amortized over the period in which it is earned. These share-based compensation arrangements generally provide holders with participation in changes in FMR LLC’s Net Asset Value per share (as defined) over their respective terms.   All plans are settled in cash or promissory notes at the end of their defined term or when plan participants are no longer employees.  The aggregate expenses related to these plans charged to the Company were $5,089, $5,274, and $5,322 in 2015, 2014 and 2013, respectively.

The Company participates in FMR LLC’s Retiree Health Reimbursement Plan (“RHRP”), a defined benefit health reimbursement arrangement covering eligible employees.  In 2015, 2014 and 2013, FMR LLC accrued a benefit under the RHRP based on an award of three thousand dollars for each eligible full-time employee and one thousand five hundred dollars for each eligible part-time employee, subject to ten year cliff vesting with consideration given for prior service. Future awards under the RHRP are at the discretion of FMR LLC.  The Company is allocated expense from FMR LLC associated with the actuarially-derived annual cost of providing these benefits to the Company’s employees. For the years ended December 31, 2015, 2014 and 2013, compensation expense related to the RHRP was $301, $278 and $297, respectively.

10.     UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2015	2014	2013
Underwriting, acquisition and insurance expenses:
Commissions, gross	$30,092	$28,928	$27,348
Compensation and benefits	15,342	15,886	17,427
Capitalization of deferred policy acquisition costs	(5,394)	(5,705)	(6,805)
Amortization of deferred policy acquisition costs	4,320	3,931	2,492
Rent expenses	1,432	1,333	954
Taxes, licenses and fees	1,704	2,541	3,525
General insurance expenses	23,774	22,469	24,285

Total underwriting, acquisition and insurance expenses	$71,270	$69,383	$69,226

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience.  In 2015, 2014 and 2013, the Company decreased amortization by $1,630, $1,844, and $2,862 respectively, to reflect actual experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions.  This adjustment has been reflected in amortization expense.

25

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

11.     REINSURANCE:

The Company retains a maximum coverage per individual life of $25 plus 30% of the excess over $25 with a maximum initial retention not to exceed $100 for its life insurance business issued before March 1, 2008.  The Company retains a flat $100 per individual life for its life business issued on and after March 1, 2008.  The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed.  The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001.  The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009 and 90% for business issued on or after January 1, 2009.  The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.

The Company has entered into 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two reinsurers.  Sales of these two products were discontinued in May 2008.  The Company is subject to concentration of risk with respect to these reinsurance agreements.  The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts with no life contingencies is accounted for as a deposit liability and is recorded in contract holder deposit funds.  Under these reinsurance agreements, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%.  Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

The Company reinsures substantially all of the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009.  The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009.

Financial information related to the two coinsurance agreements for the years ended December 31 were as follows:

	Years Ended December 31,
	2015	2014
Reinsurance deposits and receivables:
Genworth Life Insurance Company and Genworth Life Insurance Company of New York	$644,161	$699,041
Principal Life Insurance Company	502,378	523,280

Reinsurance deposits and receivables	$1,146,539	$1,222,321

Contract holder deposit funds and future contract and policy benefits	$1,161,964	$1,233,007

Interest on reinsurance deposit	$30,103	$32,264

Contract and policy benefits and expenses	$25,545	$27,280

The Company’s deposit assets under the reinsurance agreements with Principal Life Insurance Company are partially secured by investments held in a collateral account and those with Genworth Life Insurance Company are partially secured by investments held in trust which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of these reinsurers.

26

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

11.     REINSURANCE (CONTINUED):

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2015	2014	2013

Direct life premiums	$14,804	$15,038	$15,257
Reinsurance ceded, net of ceding expense allowance	(4,700)	(5,644)	(6,668)
Net premiums	$10,104	$9,394	$8,589

Direct contract and policy benefits	$126,942	$129,826	$125,458
Reinsurance ceded, net of reinsurance premiums	(74,572)	(76,302)	(66,888)
Net contract and policy benefits	$52,370	$53,524	$58,570

12.     COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters.  Those actions are considered by the Company in estimating policy reserves and other liabilities.  The Company believes that the resolution of those actions should not have a material adverse effect on stockholder’s equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants.  The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

13.     SUBSEQUENT EVENTS:

On February 19, 2016, the Company gave notice to Genworth Life Insurance Company of New York (“GLICNY”) of its decision to exercise a recapture option contained in their October 1, 2001 Reinsurance Agreement (the “Agreement”).  This means that within approximately 60 days either (i) the Company would recapture all reinsurance ceded under the Agreement, or (ii) GLICNY would, subject to the prior approval of the Company, transfer such reinsurance to another mutually-acceptable reinsurer.

The Company has evaluated subsequent events from the balance sheet date through April 20, 2016 and did not identify any other events that would require adjustments to, or disclosure in, the financial statements.

27

PART C
OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a)         Financial Statements included in Part B

The following financial statements of Fidelity Investments Variable Annuity Account I and of Fidelity Investments Life Insurance Company are filed in Part B.

(1)        Statements of Assets and Liabilities and Statements of Operations for Fidelity Investments Variable Annuity Account I as of December 31, 2015.

(2)        Statements of Changes in Net Assets for Fidelity Investments Variable Annuity Account I for Years Ended December 31, 2015 and 2014.

(3)        Report of PricewaterhouseCoopers LLP on the Financial Statements of Fidelity Investments Variable Annuity Account I.

(4)        Balance Sheets of Fidelity Investments Life Insurance Company as of December 31, 2015 and 2014.

(5)        Consolidated Statements of Income and Comprehensive Income for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2015, 2014, and 2013.

(6)        Consolidated Statements of Stockholder’s Equity for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2015, 2014, and 2013.

(7)        Consolidated Statements of Cash Flows for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2015, 2014, and 2013.

(8)        Report of PricewaterhouseCoopers LLP on Financial Statements of Fidelity Investments Life Insurance Company.

(9)        There are no financial statements included in Part A, other than Accumulation Unit Values.

b)         Exhibits

(1) Resolution of Board of Directors of Fidelity Investments Life Insurance Company (“Fidelity Investments Life”) establishing the Fidelity Investments Variable Annuity Account I (Note 1)

(2) Custody Agreement - Not Applicable

(3) Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services LLC (Note 1)

(a) Second Amendment to the Distribution Agreement

(4) Variable Annuity Policy (Note 3)

(5) Form of Application for Deferred Variable Annuity (Note 4)

(6) Certification of Incorporation and By-laws

(a) Articles of Domestication of Fidelity Investments Life (Note 1)

(b) Amended Bylaws of Fidelity Investments Life (Note 1)

(7) Form of Reinsurance Agreement - Not Applicable

(8) Not Applicable

(9) Legal opinion and consent of Lance A. Warrick filed herein as Exhibit 9

(10) Written consent of PricewaterhouseCoopers LLP filed herein as Exhibit 10

(11) Not Applicable

(12) Not Applicable

(13) Performance Advertising Calculations (Note 1)

(14)     (a) Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund. (Note 1)

(b) Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund II. (Note 1)

(c) Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund III. (Note 1)

(d) Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund IV. (Note 1)

(e) Participation Agreement between Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the “Fund”), and MORGAN STANLEY ASSET MANAGEMENT INC. and MILLER ANDERSON & SHERRERD, LLP (the “Advisers”). (Note 2)

(f) Participation Agreement between Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC (“Adviser”) and LAZARD RETIREMENT SERIES, INC. (“Fund”) (Note 5)

(g) Participation Agreement between Fidelity Investments Life Insurance Company and PIMCO Variable Insurance Trust (the “Fund”), a Delaware statutory trust, and Allianz Global Investors Distributors LLC (the “Underwriter”), a Delaware limited liability company (Note 6)

(h) Participation Agreement between Fidelity Investments Life Insurance Company and AIM Variable Insurance Funds, a Deleware Trust, and Invesco Distributors, Inc., a Deleware corporation, and Invesco Advisers, Inc. (Note 7)

(15) Powers of Attorney

(a) Power of Attorney for William J. Johnson, Jr. is filed herewithin

(b) Power of Attorney for Norman L. Ashkenas is filed herewithin

(c) Power of Attorney for Kathleen M. Graveline is filed herewithin

(d) Power of Attorney for Peter G. Johannsen is filed herewithin

(e) Power of Attorney for Malcolm MacKay is filed herewithin

(f) Power of Attorney for Kathleen A. Murphy is filed herewithin

(g) Power of Attorney for Rodney R. Rohda is filed herewithin

(h) Power of Attorney for Roger T. Servison is filed herewithin

(i) Power of Attorney for Floyd L. Smith is filed herewithin

(j) Power of Attorney for Derek L. Young is filed herewithin

(k)Power of Attorney for Sriram Subramaniam is filed herewithin

(l) Power of Attorney for Miles Mei is filed herewithin

(Note 1) Incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed on April 26, 1996.

(Note 2) Incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed on January 25, 1999.

(Note 3) Incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 6, 2005.

(Note 4) Incorporated by reference from Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on July 20, 2005.

(Note 5) Incorporated by reference from Post-Effective Amendment No. 26 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 27, 2006.

(Note 6) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on September 21, 2009.

(Note 7) Incorporated by reference from Post-Effective Amendment No. 7 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on June 18, 2010.

Item 25.Directors and Officers of the Depositor

The directors and officers of Fidelity Investments Life are as follows:

Directors of Fidelity Investments Life

WILLIAM J. JOHNSON, JR., Director and President

NORMAN L. ASHKENAS, Director

PETER G. JOHANNSEN, Director

KATHLEEN M. GRAVELINE, Director

MALCOLM MACKAY, Director

KATHLEEN A. MURPHY, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

FLOYD L. SMITH, Director

DEREK L. YOUNG, Director

SRIRAM SUBRAMANIAM, Director

Executive Officers Who Are Not Directors of Fidelity Investments Life

Robert J. Cummings	Senior Vice President, Client Services

Lance A. Warrick	Vice President, General Counsel, and Secretary

David A. Golino	Senior Vice President and Chief Financial Officer
Miles Mei	Treasurer
Brian N. Leary	Consumer Services Officer and Chief Compliance Officer
Felicia F. Tierney	Vice President, Human Resources
Deborah Walsh	Senior Vice President, Systems and Technology

Robert K. Leach	Appointed Actuary

Maryann P. Crews	Illustration Actuary

Barbara Maietta	Vice President, Marketing

Robert Brown	Senior Vice President, Channel Development

The principal business address for each of the persons named in Item 25 is 100 Salem Street, Smithfield, Rhode Island 02917.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement on Form N-4 filed August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, which is incorporated herein by reference.

Item 27. Number of Contract Owners.

On March 31, 2016 there were 0 Qualified Contracts and 75,234 Non-Qualified Contracts.

Item 28. Indemnification

FMR LLC and its subsidiaries own a directors’ and officers’ liability reimbursement contract (the “Policies”), issued by National Union Fire Insurance Company, that provides coverage for “Loss” (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer.  The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters.  Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions.  Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage.  Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Fidelity Investments Life Insurance Company.  A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity’s By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation’s request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation’s request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgments, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation.  Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law.  These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a)  Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Sriram Subramaniam	Director, Chief Executive Officer, and President
	Michael Durbin	Director
	Kathleen Murphy	Director
	Scott G. Hutzler	Director
	Richard Lyons	Chief Financial Officer and Senior Vice President
	Tami R. Rash	Treasurer
	David Forman	Secretary and Chief Legal Officer
	Norman Ashkenas	Chief Compliance Officer
	Peter D. Stahl	Assistant Secretary
	Donald St. Peter	Vice President, Real Estate

The address for each person named in Item 29 is 900 Salem Street, Smithfield, Rhode Island 02917.

(c)  $0.00

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 100 Salem Street, Smithfield, Rhode Island 02917.

Item 31. Management Services - Not applicable

Item 32. Undertakings

(a)                                 Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)                                 Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information (“SAI”), or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a SAI.

(c)                                  Registrant undertakes to deliver any SAI and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)                                 Registrant represents that it meets the definition of a “separate account” under the federal securities laws.

(e)                                  Fidelity Investments Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy (“the contract”) offered by Fidelity Investments Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investments Life Insurance Company

POWER OF ATTORNEY

I, William J. Johnson, Jr., the President of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain President, with respect to:

(i)                        Post-Effective Amendment Number 15 to Registration Statement (File No. 333-123884) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                     All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/William J. Johnson, Jr.
William J. Johnson, Jr.

POWER OF ATTORNEY

I, William J. Johnson, Jr., the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                        Post-Effective Amendment Number 15 to Registration Statement (File No. 333-123884) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                     All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/William J. Johnson, Jr.
William J. Johnson, Jr.

POWER OF ATTORNEY

I, Norman L. Ashkenas, the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                        Post-Effective Amendment Number 15 to Registration Statement (File No. 333-123884) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                     All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Norman L. Ashkenas
Norman L. Ashkenas

POWER OF ATTORNEY

I, Kathleen M. Graveline, the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                        Post-Effective Amendment Number 15 to Registration Statement (File No. 333-123884) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                     All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Kathleen M. Graveline
Kathleen M. Graveline

POWER OF ATTORNEY

I, Peter G. Johannsen, the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                        Post-Effective Amendment Number 15 to Registration Statement (File No. 333-123884) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                     All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Peter G. Johannsen
Peter G. Johannsen

POWER OF ATTORNEY

I, Malcolm MacKay, the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                        Post-Effective Amendment Number 15 to Registration Statement (File No. 333-123884) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                     All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Malcolm MacKay
Malcolm MacKay

POWER OF ATTORNEY

I, Kathleen A. Murphy, the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                        Post-Effective Amendment Number 15 to Registration Statement (File No. 333-123884) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                     All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Kathleen A. Murphy
Kathleen A. Murphy

POWER OF ATTORNEY

I, Rodney R. Rohda, the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                        Post-Effective Amendment Number 15 to Registration Statement (File No. 333-123884) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                     All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Rodney R. Rohda
Rodney R. Rohda

POWER OF ATTORNEY

I, Roger T. Servison, the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                        Post-Effective Amendment Number 15 to Registration Statement (File No. 333-123884) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                     All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Roger T. Servison
Roger T. Servison

POWER OF ATTORNEY

I, Floyd T. Smith, the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                        Post-Effective Amendment Number 15 to Registration Statement (File No. 333-123884) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                     All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Floyd T. Smith
Floyd T. Smith

POWER OF ATTORNEY

I, Derek L. Young, the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                        Post-Effective Amendment Number 15 to Registration Statement (File No. 333-123884) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                     All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Derek L. Young
Derek L. Young

POWER OF ATTORNEY

I, Sriram Subramaniam, the undersigned Director of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain a Director, with respect to:

(i)                        Post-Effective Amendment Number 15 to Registration Statement (File No. 333-123884) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                     All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Sriram Subramaniam
Sriram Subramaniam

POWER OF ATTORNEY

I, Miles Mei, the undersigned Treasurer of Fidelity Investments Life Insurance Company (“Fidelity”), as of January 1, 2016, hereby constitute and appoint Lance A. Warrick as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities but only so long as I remain Treasurer, with respect to:

(i)                        Post-Effective Amendment Number 15 to Registration Statement (File No. 333-123884) of Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                     All initial Registration Statements of the Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Miles Mei
Miles Mei

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 15 to the Registration Statement to be signed on its behalf in the town of Smithfield and the state of Rhode Island, on this 29th day of April, 2016.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Registrant)

By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	Attest:	/s/Lance A. Warrick
	William J. Johnson, Jr.		Lance A. Warrick,
	President		Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 29th day of April, 2016.

Signature	Title

/s/ *		)
William J. Johnson, Jr.	President and Director	)
)
/s/ *		)
Norman L. Ashkenas	Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		)
Rodney R. Rohda	Director	) By:	/s/Lance A. Warrick
		)	Lance A. Warrick
/s/ *		)	(Attorney-in-Fact)*
Roger T. Servison	Director	)
)
/s/ *		)
Kathleen A. Murphy	Director	)
)
/s/ *		)
Kathleen M. Graveline	Director	)
)
/s/ *		)
Malcolm MacKay	Director	)

/s/ *		)By:	/s/Lance A. Warrick
Floyd L. Smith	Director	)	Lance A Warrick
		)	(Attorney-in-Fact)*

/s/ *		)
Peter G. Johannsen	Director	)

/s/ *		)
Derek L. Young	Director	)
)
/s/ *		)
Sriram Subramaniam	Director	)